UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

EQ PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

WILLIAM T. MACGREGOR, ESQ.

Executive Vice President, General Counsel and Secretary

Equitable Investment Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021 – December 31, 2021

Item 1.	Reports to Stockholders.

Item 1 (a)

EQ Premier VIP Trust

Annual Report

December 31, 2021

EQ Premier VIP Trust

Annual Report

December 31, 2021

2021 Market Overview

As the world faced longer-than-expected COVID-19 impacts, and higher-than-expected inflation, asset class returns were divergent in 2021. Unlike in recent years when most asset classes moved together in one direction, there were winners and losers in terms of performance for the year.

Economy

In 2021, the U.S. Federal Reserve (Fed) kept the federal funds target rate at a range of 0.00%–0.25%, and maintained quantitative easing measures with U.S. Treasury and mortgage bond purchases. Throughout most of the year the Fed noted that it expected easing supply constraints to help reduce inflationary pressures and that further employment progress was needed before it would consider raising the range for the fed funds target rate. By November, however, the Fed began reacting to higher economic growth and low unemployment by reducing the rate of purchases, and then announced in December an acceleration in the pace of tapering, starting in January 2022.

The inflation rate continued to be notably elevated during the year amid increased demand and supply-chain bottlenecks. U.S. consumer spending on goods remained strong, for example, adding to pressure on the prices of many products. Consequently, the personal consumption expenditures price index surged, representing the highest annualized increase in decades. The unemployment rate declined from 6.7% in December 2020 to 3.9% in December 2021 as job openings increased, but a relative lack of available workers fueled wage growth, adding to some investors’ inflation concerns.

Fixed Income Markets

Bond markets were fairly volatile throughout the year, and most U.S. indices ended in the red, save for high-yield corporates. The Bloomberg U.S. Aggregate Bond Index fell 1.54% for the year. In Treasuries, 10-year yields started the year at 0.91%, peaked twice throughout the year at 1.75% (March and October), troughed in the summer at 1.17%, and ended the year at 1.51%. The end of the year saw a sharp bear flattening of the Treasury curve where the short end of the curve moved higher while the longer end moved lower. This may indicate the market does not see any long-term issues stemming from inflation, but expects the Fed to continue to take near-term action through accelerating tapering and rate hikes.

Meanwhile, in the corporate space, both investment-grade and high-yield corporate markets reported strong issuance for the year, with high-yield reporting its highest level ever, and investment grade reporting their second highest level. Investment grade spreads moved quite a bit, then ended the year around where they started. Throughout the year, investment grade spreads tightened and then widened, mirroring the volatility seen in the Treasury space. High-yield, on the other hand, had a smoother downward trend, tightening even further from their 2020 levels, driving the Bloomberg High Yield Corporate Bond Index up 5.28%.

Equities

U.S. equities, as measured by the Standard & Poor’s 500 Index, rose 28.7% over the 12 months ended December 31, 2021. Stocks benefited from monetary and fiscal stimulus measures, as well as the continued economic recovery, rollout of highly effective COVID-19 vaccines, implementation of vaccination programs and easing pandemic restrictions. As many businesses reopened, stimulus payments and generally high household savings contributed to increased consumer spending. A rebound in corporate earnings and the passage of a bipartisan infrastructure bill further bolstered investor sentiment, helping equities to reach new all-time price highs late in the 12-month period.

International equities across the globe were strong in 2021, with the developed market world supported by accommodative monetary policies and strong company earnings growth. The MSCI EAFE Index rose 11.3% during the 12-month period. The exception was the emerging markets where a combination of a strong U.S. dollar, rising inflation and a weakening China caused markets to post a negative return for the year. A harsher Chinese regulatory environment toward industries such as online gaming, food delivery and education increased market volatility as has stress in China’s highly leveraged property development sector. Trade relations between the United States and China remained strained.

NOTES ON PERFORMANCE (Unaudited)

Total Returns

Performance of the EQ Premier VIP Trust Portfolios as shown on the following pages compares each Portfolio’s performance to that of a broad-based securities index. Each of the Portfolio’s annualized rates of return is net of investment management fees and expenses of the Portfolio. Rates of return are not representative of the actual return you would receive under your variable life insurance policy or annuity contract. No policyholder or contractholder can invest directly in the EQ Premier VIP Trust Portfolios. Changes in policy values depend not only on the investment performance of the EQ Premier VIP Trust Portfolios, but also on the insurance and administrative charges, applicable sales charges, and the mortality and expense risk charge applicable under a policy. These policy charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses. Each of the EQ Premier VIP Trust Portfolios has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each Portfolio will affect its return and its risk. Keep in mind that past performance is not an indication of future results.

Growth of $10,000 Investment

The charts shown on the following pages illustrate the total value of an assumed investment in Class A, Class B and/or Class K shares of each Portfolio of the EQ Premier VIP Trust, as applicable. The periods illustrated are from the inception dates shown, or for a ten year period if the inception date is prior to December 31, 2011, through December 31, 2021. These results assume reinvestment of dividends and capital gains. The total value shown for each Portfolio reflects management fees and operating expenses of the Portfolios and 12b-1 fees which are applicable to Class B shares. Effective January 1, 2012, 12b-1 fees are applicable to Class A shares. 12b-1 fees are not applicable to Class K shares. The values have not been adjusted for insurance-related charges and expenses associated with life insurance policies or annuity contracts, which would lower the total values shown. Results should not be considered representative of future gains or losses.

The Benchmarks

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. An investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

Bloomberg U.S. Aggregate Bond Index (formerly known as Bloomberg Barclays U.S. Aggregate Bond Index)

An index which covers the U.S. dollar denominated investment- grade, fixed-rate, taxable bond market of securities. The index includes bonds from the Treasury, government-related and corporate securities, agency fixed rate and hybrid adjustable mortgage pass throughs, asset-backed securities and commercial mortgage-backed securities.

Bloomberg U.S. Intermediate Government Bond Index (formerly known as Bloomberg Barclays U.S. Intermediate Government Bond Index)

An unmanaged index of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years.

ICE BofA 3-Month U.S. Treasury Bill Index (“ICE BofA 3 mo T-Bill”)

An index which measures the returns of negotiable debt obligations issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

Morgan Stanley Capital International (MSCI) EAFE® Index (“MSCI EAFE® Index”)

A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Russell 2000® Index (“Russell 2000”)

An unmanaged index which measures the performance of approximately 2000 of the smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. It is market- capitalization weighted.

Standard & Poor’s 500® Composite Stock Index (“S&P 500® Index”)

A weighted index of common stocks of 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The index is capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Standard & Poor’s MidCap 400® Index (“S&P MidCap 400® Index” or “S&P 400® Index”)

A weighted index of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The index captures approximately 7% of the U.S. equities market. The index returns reflect the reinvestment of dividends.

NOTES ON PERFORMANCE (Unaudited)

S&P Target Date® Indices

The S&P Target Date® Index Series comprises eleven multi-asset class indices, each corresponding to a particular target retirement date. The asset allocation for each index in the series is determined once a year through a survey of large fund management companies that offer target date products. Each index is fully investable, with varying levels of exposure to equities, fixed income and commodities.

The below hypothetical composite benchmarks were created by Equitable Investment Management Group, LLC, the Trust’s investment manager, to show how the performance of certain Portfolios compares with the return of an index or indices. There is no guarantee that any Portfolio will outperform these or any benchmarks. Portions of a hypothetical composite index against which a Portfolio’s performance is measured were created by Equitable Investment Management Group, LLC to show how a Portfolio’s performance compares with the returns of an index.

The EQ/Aggressive Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 8%, the MSCI EAFE® Index at a weighting of 25%, the S&P MidCap 400® Index at a weighting of 14%, the S&P 500® Index at a weighting of 39%, the Russell 2000® Index at a weighting of 12%, and the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 2%.

The EQ/Conservative Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 66%, the MSCI EAFE® Index at a weighting of 5%, the S&P MidCap 400® Index at a weighting of 4%, the S&P 500® Index at a weighting of 10%, the Russell 2000® Index at a weighting of 1%, and the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 14%.

The EQ/Conservative-Plus Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 50%, the MSCI EAFE® Index at a weighting of 10%, the S&P MidCap 400® Index at a weighting of 8%, the S&P 500® Index at a weighting of 18%, the Russell 2000® Index at a weighting of 4%, and the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 10%.

The EQ/Moderate Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 42%, the MSCI EAFE® Index at a weighting of 15%, the S&P MidCap 400® Index at a weighting of 9%, the S&P 500® Index at a weighting of 20%, the Russell 2000® Index at a weighting of 6%, and the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 8%.

The EQ/Moderate-Plus Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 25%, the MSCI EAFE® Index at a weighting of 20%, the S&P MidCap 400® Index at a weighting of 12%, the S&P 500® Index at a weighting of 28%, the Russell 2000® Index at a weighting of 10%, and the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 5%.

EQ/CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/21

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class A Shares	2.81%	4.48%	3.65%
Portfolio – Class B Shares	2.70	4.46	3.64
Portfolio – Class K Shares*	2.97	4.73	3.78
EQ/Conservative Allocation Index	3.14	4.80	4.03
S&P 500® Index	28.71	18.47	16.55
Bloomberg U.S. Intermediate Government Bond Index	(1.69)	2.32	1.68

* Date of inception 8/29/12. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 2.70% for the year ended December 31, 2021. This compares to the returns of the following benchmarks over the same period: the EQ/Conservative Allocation Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned 3.14%, 28.71% and (1.69)%, respectively.

Portfolio Highlights

The Portfolio is allocated to underlying portfolios invested in bonds, and global stocks. In 2021, the world continued its battle with COVID-19, while adjusting to an inflation spike, ongoing global trade supply chain pressures, a moderating economic outlook for China, and continued political tension in the U.S. and elsewhere. The Portfolio targets an approximate allocation of 80% in bonds and 20% in equities, which generated a modest positive return in 2021, in line with the asset class performance detailed below.

Details by sector:

The Portfolio’s fixed-income allocation produced a slight negative return for the year, as worries about the global economic outlook — mainly the persistence of the pandemic, uneven vaccine distribution and expectations about the probable future impact of two years of fiscal stimulus on inflation — drove short-term rates upward while long-term rates fell. Against this backdrop, the sole positive bond contributor to return was 1290 VT High Yield Bond Portfolio, which benefited from the economic recovery. 1290 VT DoubleLine Opportunistic Bond Portfolio and EQ/PIMCO Ultra Short Bond Portfolio fell only marginally, providing some cushion from the fixed-income market’s overall negative tone. Among bond holdings that contributed negatively to returns were EQ/Intermediate Government Bond Portfolio and EQ/Core Bond Index Portfolio.

The weakness in the bond market was outweighed by the Portfolio’s developed-world stock allocation, where companies benefited from the rollout of vaccines to the biggest economies, strong consumer demand for goods in the U.S., and continued low borrowing costs around the globe. In the Portfolio, a range of large- and mid-cap U.S. equity portfolios featuring a managed-volatility strategy contributed the bulk of positive gains. International and domestic small-cap holdings made less of a positive impact on return, since these sectors underperformed compared to domestic large-cap equities.

EQ/CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2021
Fixed Income	79.2%
Equity	20.8

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2021
EQ/Intermediate Government Bond Portfolio	20.1%
EQ/Core Bond Index Portfolio	16.0
EQ/Long-Term Bond Portfolio	8.9
EQ/PIMCO Ultra Short Bond Portfolio	8.0
Multimanager Core Bond Portfolio	7.3
ATM Large Cap Managed Volatility Portfolio	6.9
1290 VT DoubleLine Opportunistic Bond Portfolio	5.7
EQ/Core Plus Bond Portfolio	4.7
EQ/Quality Bond PLUS Portfolio	4.4
1290 Diversified Bond Fund	2.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period* 7/1/21 - 12/31/21
Class A
Actual	$1,000.00	$1,006.30	$2.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.82	2.41
Class B
Actual	1,000.00	1,005.20	2.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.82	2.41
Class K
Actual	1,000.00	1,006.80	1.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.08	1.14

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.47%, 0.47% and 0.22%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2021

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.8%)
1290 VT Equity Income Portfolio‡	1,180,729	$6,120,405
1290 VT GAMCO Small Company Value Portfolio‡	9,908	729,662
1290 VT Micro Cap Portfolio‡	182,080	2,067,112
ATM International Managed Volatility Portfolio‡	1,253,344	14,017,941
ATM Large Cap Managed Volatility Portfolio‡	4,290,566	72,436,698
ATM Mid Cap Managed Volatility Portfolio‡	2,247,096	19,806,607
ATM Small Cap Managed Volatility Portfolio‡	408,831	5,158,352
EQ/AB Small Cap Growth Portfolio*‡	160,161	3,333,897
EQ/American Century Mid Cap Value Portfolio‡	142,743	3,566,659
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	1,008,051	11,284,022
EQ/Global Equity Managed Volatility Portfolio‡	299,841	5,481,013
EQ/International Core Managed Volatility Portfolio‡	274,454	3,170,529
EQ/International Equity Index Portfolio‡	66,567	717,461
EQ/International Value Managed Volatility Portfolio‡	340,672	4,751,051
EQ/Janus Enterprise Portfolio‡	295,381	7,309,281
EQ/JPMorgan Value Opportunities Portfolio‡	302,709	6,030,593
EQ/Large Cap Core Managed Volatility Portfolio‡	1,332,680	17,039,715
EQ/Large Cap Growth Index Portfolio‡	78,971	1,988,951
EQ/Large Cap Value Managed Volatility Portfolio‡	464,213	9,272,873
EQ/Loomis Sayles Growth Portfolio*‡	543,946	6,390,074
EQ/MFS International Growth Portfolio‡	698,968	5,801,454
EQ/Morgan Stanley Small Cap Growth Portfolio‡	215,438	2,167,134
EQ/T. Rowe Price Growth Stock Portfolio‡	35,020	2,740,281
EQ/Value Equity Portfolio‡	278,846	6,311,160

Total Equity		217,692,925

Fixed Income (79.1%)
1290 Diversified Bond Fund‡	2,691,904	28,614,937
1290 VT DoubleLine Opportunistic Bond Portfolio‡	5,912,965	59,483,902
1290 VT High Yield Bond Portfolio‡	1,502,827	14,567,333
EQ/Core Bond Index Portfolio‡	16,631,706	167,112,266
EQ/Core Plus Bond Portfolio‡	11,999,193	48,693,776
EQ/Intermediate Government Bond Portfolio‡	20,435,668	210,297,173
EQ/Long-Term Bond Portfolio‡	9,459,449	92,916,737
EQ/PIMCO Ultra Short Bond Portfolio‡	8,547,487	83,730,172
EQ/Quality Bond PLUS Portfolio‡	5,397,889	46,141,033
Multimanager Core Bond Portfolio‡	7,679,811	76,021,287

Total Fixed Income		827,578,616

Total Investments in Securities (99.9%) (Cost $960,964,830)		1,045,271,541
Other Assets Less Liabilities (0.1%)		526,382

Net Assets (100%)		$1,045,797,923

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2021, were as follows:

Security Description	Shares at December 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	1,180,729	8,473,680	467,253	(4,540,355)	284,048	1,435,779	6,120,405	100,969	—
1290 VT GAMCO Small Company Value Portfolio	9,908	1,822,936	87,229	(1,560,180)	926,383	(546,706)	729,662	5,669	61,352
1290 VT Micro Cap Portfolio	182,080	2,073,047	670,131	(356,665)	34,640	(354,041)	2,067,112	383	561,126
ATM International Managed Volatility Portfolio	1,253,344	16,981,350	1,899,788	(5,254,584)	892,431	(501,044)	14,017,941	408,438	806,787
ATM Large Cap Managed Volatility Portfolio	4,290,566	77,917,135	11,971,154	(27,204,812)	4,674,535	5,078,686	72,436,698	489,745	8,003,000
ATM Mid Cap Managed Volatility Portfolio	2,247,096	18,036,103	3,336,726	(3,267,914)	(17,805)	1,719,497	19,806,607	119,882	2,315,036
ATM Small Cap Managed Volatility Portfolio	408,831	6,925,109	1,275,251	(3,119,369)	711,990	(634,629)	5,158,352	29,957	859,874

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

Investments in companies which were affiliates for the year ended December 31, 2021, were as follows:

Security Description	Shares at December 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/AB Small Cap Growth Portfolio*	160,161	3,346,533	668,400	(566,845)	40,176	(154,367)	3,333,897	—	539,571
EQ/American Century Mid Cap Value Portfolio	142,743	3,105,904	535,880	(356,665)	21,864	259,676	3,566,659	45,970	381,287
EQ/ClearBridge Select Equity Managed Volatility Portfolio	1,008,051	—	11,661,527	(124,664)	(615)	(252,226)	11,284,022	53,607	244,775
EQ/Global Equity Managed Volatility Portfolio	299,841	6,161,452	1,278,688	(1,783,690)	471,294	(646,731)	5,481,013	59,662	961,366
EQ/International Core Managed Volatility Portfolio	274,454	4,298,293	494,157	(1,658,191)	547,353	(511,083)	3,170,529	80,254	263,797
EQ/International Equity Index Portfolio	66,567	784,409	24,055	(150,000)	35,276	23,721	717,461	24,054	—
EQ/International Value Managed Volatility Portfolio	340,672	6,236,781	633,784	(2,333,690)	413,621	(199,445)	4,751,051	115,191	260,932
EQ/Janus Enterprise Portfolio	295,381	6,689,702	957,495	(713,330)	41,364	334,050	7,309,281	20,429	719,821
EQ/JPMorgan Value Opportunities Portfolio	302,709	8,970,300	1,571,666	(5,000,535)	1,686,924	(1,197,762)	6,030,593	52,548	1,132,628
EQ/Large Cap Core Managed Volatility Portfolio	1,332,680	17,497,914	3,130,808	(5,251,069)	1,730,116	(68,054)	17,039,715	98,803	2,259,026
EQ/Large Cap Growth Index Portfolio	78,971	1,764,987	158,710	(200,000)	26,535	238,719	1,988,951	4,699	154,013
EQ/Large Cap Growth Managed Volatility Portfolio	—	10,742,231	729,038	(13,561,764)	9,473,740	(7,383,245)	—	—	197,787
EQ/Large Cap Value Managed Volatility Portfolio	464,213	9,347,233	1,572,811	(2,767,380)	507,368	612,841	9,272,873	103,673	953,817
EQ/Loomis Sayles Growth Portfolio*	543,946	6,685,518	866,835	(1,533,690)	254,495	116,916	6,390,074	—	609,175
EQ/MFS International Growth Portfolio	698,968	7,366,252	1,007,887	(2,423,870)	617,878	(766,693)	5,801,454	26,631	703,388
EQ/Morgan Stanley Small Cap Growth Portfolio	215,438	2,800,725	1,178,112	(956,665)	311,449	(1,166,487)	2,167,134	4,937	1,064,553
EQ/T. Rowe Price Growth Stock Portfolio	35,020	3,110,769	354,770	(916,845)	400,372	(208,785)	2,740,281	13	225,925
EQ/Value Equity Portfolio (a)	278,846	8,139,707	1,542,067	(3,950,535)	1,573,872	(993,951)	6,311,160	54,472	1,101,106
Fixed Income
1290 Diversified Bond Fund	2,691,904	—	29,738,029	—	—	(1,123,092)	28,614,937	788,029	—
1290 VT DoubleLine Opportunistic Bond Portfolio	5,912,965	64,409,209	4,921,421	(8,327,805)	(1,174)	(1,517,749)	59,483,902	1,314,669	61,511
1290 VT High Yield Bond Portfolio	1,502,827	14,686,085	2,356,859	(2,409,724)	2,612	(68,499)	14,567,333	655,155	—
EQ/Core Bond Index Portfolio	16,631,706	241,890,643	15,873,534	(82,688,735)	1,216,693	(9,179,869)	167,112,266	2,805,725	919,492
EQ/Core Plus Bond Portfolio (aa)	11,999,193	—	27,522,701	(560,989)	(578)	(1,828,646)	48,693,776	769,789	483,671
EQ/Global Bond PLUS Portfolio (aa)	—	22,970,475	3,518,482	(1,883,577)	(2,907)	(1,041,185)	—	214,762	640,963
EQ/Intermediate Government Bond Portfolio	20,435,668	298,147,308	18,216,035	(97,378,091)	819,078	(9,507,157)	210,297,173	2,028,501	1,538,028
EQ/Long-Term Bond Portfolio	9,459,449	—	94,233,476	(1,277,809)	(203)	(38,727)	92,916,737	283,507	1,140

See Notes to Financial Statements.

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EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

Investments in companies which were affiliates for the year ended December 31, 2021, were as follows:

Security Description	Shares at December 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Ultra Short Bond Portfolio	8,547,487	131,836,400	8,709,250	(56,105,233)	(178,635)	(531,610)	83,730,172	546,793	—
EQ/Quality Bond PLUS Portfolio	5,397,889	39,768,124	14,585,614	(6,601,470)	1,627	(1,612,862)	46,141,033	467,440	326,621
Multimanager Core Bond Portfolio	7,679,811	72,995,850	16,319,401	(10,945,088)	4,484	(2,353,360)	76,021,287	1,363,478	53,787

Total		1,125,982,164	284,069,024	(357,731,828)	27,520,301	(34,568,120)	1,045,271,541	13,137,834	28,405,355

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.
(aa)

As a result of a business combination, after the close of business on June 18, 2021, the Portfolio exchanged in a nontaxable transfer 2,518,145 Class K shares of EQ/Global Bond PLUS Portfolio for 5,497,110 Class K shares of EQ/Core Plus Bond Portfolio with a value of $23,352,459 (at a cost of $23,561,288). These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$28,614,937	$1,016,656,604	$—	$1,045,271,541

Total Assets	$28,614,937	$1,016,656,604	$—	$1,045,271,541

Total Liabilities	$—	$—	$—	$—

Total	$28,614,937	$1,016,656,604	$—	$1,045,271,541

The Portfolio held no derivatives contracts during the year ended December 31, 2021.

Investment security transactions for the year ended December 31, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$284,069,024
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$357,731,828

As of December 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,860,086
Aggregate gross unrealized depreciation	(8,203,255)

Net unrealized appreciation	$83,656,831

Federal income tax cost of investments in securities and derivative instruments, if applicable	$961,614,710

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $960,964,830)	$1,045,271,541
Cash	1,106,061
Receivable for securities sold	200,796
Receivable for Portfolio shares sold	140,022
Other assets	4,106

Total assets	1,046,722,526

LIABILITIES
Payable for Portfolio shares redeemed	395,429
Distribution fees payable – Class B	217,700
Administrative fees payable	105,013
Investment management fees payable	73,138
Distribution fees payable – Class A	3,272
Accrued expenses	130,051

Total liabilities	924,603

NET ASSETS	$1,045,797,923

Net assets were comprised of:
Paid in capital	$932,578,459
Total distributable earnings (loss)	113,219,464

Net assets	$1,045,797,923

Class A
Net asset value, offering and redemption price per share, $15,300,815 / 1,619,990 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.45

Class B
Net asset value, offering and redemption price per share, $1,021,690,409 / 108,107,638 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.45

Class K
Net asset value, offering and redemption price per share, $8,806,699 / 934,379 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.43

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2021

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$13,137,834
Interest	507

Total income	13,138,341

EXPENSES
Distribution fees – Class B	2,655,828
Administrative fees	1,287,726
Investment management fees	1,088,195
Custodian fees	183,000
Professional fees	93,950
Printing and mailing expenses	65,558
Distribution fees – Class A	39,859
Trustees’ fees	34,583
Miscellaneous	18,809

Gross expenses	5,467,508
Less: Waiver from investment manager	(282,557)

Net expenses	5,184,951

NET INVESTMENT INCOME (LOSS)	7,953,390

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	27,520,301
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	28,405,355

Net realized gain (loss)	55,925,656

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(34,568,120)

NET REALIZED AND UNREALIZED GAIN (LOSS)	21,357,536

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,310,926

See Notes to Financial Statements.

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EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2021	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,953,390	$11,020,237
Net realized gain (loss)	55,925,656	42,438,050
Net change in unrealized appreciation (depreciation)	(34,568,120)	24,680,549

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	29,310,926	78,138,836

Distributions to shareholders:
Class A	(789,643)	(637,928)
Class B	(52,603,580)	(44,922,341)
Class K	(474,367)	(466,172)

Total distributions to shareholders	(53,867,590)	(46,026,441)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 262,643 and 363,398 shares, respectively ]	2,571,726	3,488,407
Capital shares issued in reinvestment of dividends and distributions [ 82,993 and 66,073 shares, respectively ]	789,643	637,928
Capital shares repurchased [ (348,743) and (856,263) shares, respectively ]	(3,419,110)	(8,117,740)

Total Class A transactions	(57,741)	(3,991,405)

Class B
Capital shares sold [ 14,384,905 and 20,304,432 shares, respectively ]	141,098,256	193,306,068
Capital shares issued in connection with merger (Note 8) [ 0 and 4,860,250 shares, respectively ]	—	46,435,759
Capital shares issued in reinvestment of dividends and distributions [ 5,525,935 and 4,650,224 shares, respectively ]	52,603,580	44,922,341
Capital shares repurchased [ (25,242,815) and (23,640,491) shares, respectively ]	(247,220,962)	(226,685,885)

Total Class B transactions	(53,519,126)	57,978,283

Class K
Capital shares sold [ 129,820 and 429,376 shares, respectively ]	1,268,845	4,111,235
Capital shares issued in reinvestment of dividends and distributions [ 49,960 and 48,368 shares, respectively ]	474,367	466,172
Capital shares repurchased [ (394,096) and (457,863) shares, respectively ]	(3,872,494)	(4,200,927)

Total Class K transactions	(2,129,282)	376,480

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(55,706,149)	54,363,358

TOTAL INCREASE (DECREASE) IN NET ASSETS	(80,262,813)	86,475,753
NET ASSETS:
Beginning of year	1,126,060,736	1,039,584,983

End of year	$1,045,797,923	$1,126,060,736

See Notes to Financial Statements.

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EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2021		2020		2019		2018		2017
Net asset value, beginning of year	$9.68		$9.41		$8.94		$9.46		$9.34

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.09		0.14		0.13		0.10
Net realized and unrealized gain (loss)	0.19		0.58		0.69		(0.28)		0.37

Total from investment operations	0.27		0.67		0.83		(0.15)		0.47

Less distributions:
Dividends from net investment income	(0.14)		(0.17)		(0.16)		(0.14)		(0.11)
Distributions from net realized gains	(0.36)		(0.23)		(0.20)		(0.23)		(0.24)

Total dividends and distributions	(0.50)		(0.40)		(0.36)		(0.37)		(0.35)

Net asset value, end of year	$9.45		$9.68		$9.41		$8.94		$9.46

Total return	2.81%		7.24%		9.26%		(1.59)%		5.03%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$15,301		$15,719		$19,285		$20,046		$21,594
Ratio of expenses to average net assets:
After waivers (f)	0.48	%(j)	0.47	%(j)	0.48	%(j)	0.47	%(j)	0.47	%(j)
Before waivers (f)	0.50%		0.52%		0.52%		0.52%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.73%		0.97%		1.51%		1.40%		0.99%
Before waivers (f)(x)	0.70%		0.93%		1.48%		1.35%		0.93%
Portfolio turnover rate^	26%		20%		12%		12%		9%

	Year Ended December 31,
Class B	2021		2020		2019		2018		2017
Net asset value, beginning of year	$9.69		$9.41		$8.94		$9.46		$9.35

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.10		0.14		0.12		0.09
Net realized and unrealized gain (loss)	0.18		0.58		0.69		(0.27)		0.37

Total from investment operations	0.26		0.68		0.83		(0.15)		0.46

Less distributions:
Dividends from net investment income	(0.14)		(0.17)		(0.16)		(0.14)		(0.11)
Distributions from net realized gains	(0.36)		(0.23)		(0.20)		(0.23)		(0.24)

Total dividends and distributions	(0.50)		(0.40)		(0.36)		(0.37)		(0.35)

Net asset value, end of year	$9.45		$9.69		$9.41		$8.94		$9.46

Total return	2.70%		7.35%		9.25%		(1.59)%		4.91%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,021,690		$1,099,239		$1,009,701		$1,022,384		$1,170,151
Ratio of expenses to average net assets:
After waivers (f)	0.48	%(j)	0.47	%(j)	0.48	%(j)	0.47	%(j)	0.47	%(j)
Before waivers (f)	0.50%		0.52%		0.52%		0.52%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.73%		1.02%		1.49%		1.33%		0.91%
Before waivers (f)(x)	0.70%		0.97%		1.45%		1.28%		0.85%
Portfolio turnover rate^	26%		20%		12%		12%		9%

See Notes to Financial Statements.

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EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2021		2020		2019		2018		2017
Net asset value, beginning of year	$9.67		$9.39		$8.92		$9.44		$9.33

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.13		0.18		0.16		0.14
Net realized and unrealized gain (loss)	0.19		0.58		0.67		(0.28)		0.34

Total from investment operations	0.28		0.71		0.85		(0.12)		0.48

Less distributions:
Dividends from net investment income	(0.16)		(0.20)		(0.18)		(0.17)		(0.13)
Distributions from net realized gains	(0.36)		(0.23)		(0.20)		(0.23)		(0.24)

Total dividends and distributions	(0.52)		(0.43)		(0.38)		(0.40)		(0.37)

Net asset value, end of year	$9.43		$9.67		$9.39		$8.92		$9.44

Total return	2.97%		7.63%		9.54%		(1.34)%		5.18%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,807		$11,102		$10,598		$9,246		$8,103
Ratio of expenses to average net assets:
After waivers (f)	0.23	%(j)	0.22	%(j)	0.23	%(j)	0.22	%(j)	0.22	%(j)
Before waivers (f)	0.26%		0.27%		0.27%		0.27%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.89%		1.32%		1.89%		1.69%		1.49%
Before waivers (f)(x)	0.87%		1.27%		1.85%		1.64%		1.43%
Portfolio turnover rate^	26%		20%		12%		12%		9%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/21

	1 Year	5 Years	10 Years
Portfolio – Class A Shares	6.66%	6.91%	5.90%
Portfolio – Class B Shares	6.76	6.90	5.90
Portfolio – Class K Shares	7.02	7.19	6.18
EQ/Conservative-Plus Allocation Index	7.57	7.33	6.50
S&P 500® Index	28.71	18.47	16.55
Bloomberg U.S. Intermediate Government Bond Index	(1.69)	2.32	1.68

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 6.76% for the year ended December 31, 2021. This compares to the returns of the following benchmarks over the same period: the EQ/Conservative-Plus Allocation Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned 7.57%, 28.71% and (1.69)%, respectively.

Portfolio Highlights

The Portfolio is allocated to underlying portfolios invested in bonds, and global stocks. In 2021, the world continued its battle with COVID-19, while adjusting to an inflation spike, ongoing global trade supply chain pressures, a moderating economic outlook for China, and continued political tension in the U.S. and elsewhere. The Portfolio targets an approximate allocation of 60% in bonds and 40% in equities, which generated a moderate positive return in 2021, in line with the asset class performance detailed below.

Details by sector:

The Portfolio’s fixed-income allocation produced a slight negative return for the year, as worries about the global economic outlook — mainly the persistence of the pandemic, uneven vaccine distribution and expectations about the probable future impact of two years of fiscal stimulus on inflation — drove short-term rates upward while long-term rates fell. Against this backdrop, 1290 VT DoubleLine Opportunistic Bond Portfolio and EQ/PIMCO Ultra Short Bond Portfolio fell only marginally, providing some cushion from the fixed-income market’s overall negative tone. Among bond holdings with a more significant negative contribution to returns were EQ/Intermediate Government Bond Portfolio and EQ/Core Bond Index Portfolio.

The weakness in the bond market was outweighed by the Portfolio’s developed-world stock allocation, where companies benefited from the rollout of vaccines to the biggest economies, strong consumer demand for goods in the U.S., and continued low borrowing costs around the globe. In the Portfolio, a range of large-cap U.S. equity portfolios featuring a managed-volatility strategy contributed the bulk of positive gains. International and domestic small-cap holdings made less of a positive impact on return, since these sectors underperformed compared to domestic large-cap equities.

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2021
Fixed Income	59.1%
Equity	40.9

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2021
EQ/Intermediate Government Bond Portfolio	14.0%
ATM Large Cap Managed Volatility Portfolio	11.3
EQ/Core Bond Index Portfolio	10.8
EQ/Long-Term Bond Portfolio	8.9
EQ/PIMCO Ultra Short Bond Portfolio	5.6
Multimanager Core Bond Portfolio	5.4
1290 VT DoubleLine Opportunistic Bond Portfolio	4.1
ATM International Managed Volatility Portfolio	3.7
EQ/Core Plus Bond Portfolio	3.6
EQ/Quality Bond PLUS Portfolio	3.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period* 7/1/21 - 12/31/21
Class A
Actual	$1,000.00	$1,014.80	$2.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.73	2.51
Class B
Actual	1,000.00	1,014.80	2.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.73	2.51
Class K
Actual	1,000.00	1,016.40	1.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.99	1.23

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.49%, 0.49% and 0.24%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2021

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.9%)
1290 VT Equity Income Portfolio‡	2,348,631	$12,174,318
1290 VT GAMCO Small Company Value Portfolio‡	84,625	6,231,919
1290 VT Micro Cap Portfolio‡	472,605	5,365,379
1290 VT Small Cap Value Portfolio‡	494,866	5,985,700
ATM International Managed Volatility Portfolio‡	3,985,580	44,576,438
ATM Large Cap Managed Volatility Portfolio‡	8,080,730	136,425,203
ATM Mid Cap Managed Volatility Portfolio‡	3,488,521	30,748,913
ATM Small Cap Managed Volatility Portfolio‡	2,303,529	29,064,384
EQ/AB Small Cap Growth Portfolio*‡	652,807	13,588,757
EQ/American Century Mid Cap Value Portfolio‡	186,075	4,649,379
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	1,922,344	21,518,535
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	274,980	4,409,077
EQ/Global Equity Managed Volatility Portfolio‡	913,194	16,692,950
EQ/International Core Managed Volatility Portfolio‡	959,235	11,081,211
EQ/International Equity Index Portfolio‡	149,262	1,608,751
EQ/International Value Managed Volatility Portfolio‡	1,025,465	14,301,258
EQ/Janus Enterprise Portfolio‡	487,464	12,062,414
EQ/JPMorgan Value Opportunities Portfolio‡	610,091	12,154,289
EQ/Large Cap Core Managed Volatility Portfolio‡	2,519,925	32,219,878
EQ/Large Cap Growth Index Portfolio‡	86,330	2,174,289
EQ/Large Cap Value Managed Volatility Portfolio‡	1,036,214	20,698,836
EQ/Loomis Sayles Growth Portfolio*‡	926,238	10,881,104
EQ/MFS International Growth Portfolio‡	2,187,680	18,157,797
EQ/Morgan Stanley Small Cap Growth Portfolio‡	849,652	8,546,815
EQ/T. Rowe Price Growth Stock Portfolio‡	81,501	6,377,477
EQ/Value Equity Portfolio‡	546,050	12,358,818

Total Equity		494,053,889

Fixed Income (59.1%)
1290 Diversified Bond Fund‡	2,289,312	24,335,385
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,956,054	49,857,463
1290 VT High Yield Bond Portfolio‡	1,299,634	12,597,727
EQ/Core Bond Index Portfolio‡	12,969,278	130,312,879
EQ/Core Plus Bond Portfolio‡	10,571,651	42,900,687
EQ/Intermediate Government Bond Portfolio‡	16,462,874	169,414,373
EQ/Long-Term Bond Portfolio‡	10,993,877	107,988,865
EQ/PIMCO Ultra Short Bond Portfolio‡	6,936,377	67,947,929
EQ/Quality Bond PLUS Portfolio‡	4,972,582	42,505,520
Multimanager Core Bond Portfolio‡	6,597,196	65,304,645

Total Fixed Income		713,165,473

Total Investments in Securities (100.0%) (Cost $1,030,758,333)		1,207,219,362
Other Assets Less Liabilities (0.0%)		524,151

Net Assets (100%)		$1,207,743,513

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2021, were as follows:

Security Description	Shares at December 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	2,348,631	14,222,244	484,100	(5,531,654)	902,018	2,097,610	12,174,318	199,717	—
1290 VT GAMCO Small Company Value Portfolio	84,625	7,428,681	636,081	(2,915,015)	1,828,598	(746,426)	6,231,919	50,971	427,547
1290 VT Micro Cap Portfolio	472,605	5,936,239	1,575,070	(1,416,639)	289,502	(1,018,793)	5,365,379	989	1,447,258
1290 VT Small Cap Value Portfolio	494,866	5,858,758	1,040,373	(1,915,827)	113,449	888,947	5,985,700	76,196	821,985
ATM International Managed Volatility Portfolio	3,985,580	47,768,902	4,898,897	(9,157,539)	901,208	164,970	44,576,438	1,549,885	2,292,197
ATM Large Cap Managed Volatility Portfolio	8,080,730	131,597,732	18,865,699	(30,799,885)	4,224,656	12,537,001	136,425,203	919,004	14,942,758

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

Investments in companies which were affiliates for the year ended December 31, 2021, were as follows:

Security Description	Shares at December 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Mid Cap Managed Volatility Portfolio	3,488,521	29,644,448	4,575,181	(6,528,817)	(38,068)	3,096,169	30,748,913	185,493	3,611,248
ATM Small Cap Managed Volatility Portfolio	2,303,529	33,883,754	5,729,831	(10,310,671)	2,173,327	(2,411,857)	29,064,384	169,483	4,721,501
EQ/AB Small Cap Growth Portfolio*	652,807	15,779,093	2,551,029	(4,515,379)	1,029,269	(1,255,255)	13,588,757	—	2,210,920
EQ/American Century Mid Cap Value Portfolio	186,075	6,307,983	611,019	(3,083,726)	761,669	52,434	4,649,379	59,745	495,546
EQ/ClearBridge Select Equity Managed Volatility Portfolio	1,922,344	—	22,207,260	(205,742)	(1,103)	(481,880)	21,518,535	132,208	434,691
EQ/Franklin Small Cap Value Managed Volatility Portfolio	274,980	4,363,773	961,613	(916,639)	211,488	(211,158)	4,409,077	26,244	808,546
EQ/Global Equity Managed Volatility Portfolio	913,194	16,508,883	3,509,846	(2,713,190)	892,141	(1,504,730)	16,692,950	181,018	2,916,555
EQ/International Core Managed Volatility Portfolio	959,235	11,462,677	1,477,255	(1,781,654)	495,608	(572,675)	11,081,211	278,310	914,562
EQ/International Equity Index Portfolio	149,262	1,805,378	54,521	(400,000)	115,862	32,990	1,608,751	54,520	—
EQ/International Value Managed Volatility Portfolio	1,025,465	14,506,556	1,514,445	(2,099,105)	238,664	140,698	14,301,258	344,048	774,559
EQ/Janus Enterprise Portfolio	487,464	14,900,520	1,342,965	(4,851,742)	490,547	180,124	12,062,414	33,438	1,183,771
EQ/JPMorgan Value Opportunities Portfolio	610,091	15,057,385	2,657,251	(6,131,654)	2,051,269	(1,479,962)	12,154,289	107,220	2,265,647
EQ/Large Cap Core Managed Volatility Portfolio	2,519,925	30,879,392	5,167,664	(6,878,322)	1,745,866	1,305,278	32,219,878	186,173	4,255,165
EQ/Large Cap Growth Index Portfolio	86,330	2,504,683	175,777	(1,000,000)	600,087	(106,258)	2,174,289	5,136	170,640
EQ/Large Cap Growth Managed Volatility Portfolio	—	18,812,663	745,579	(23,444,666)	16,591,599	(12,705,175)	—	—	374,078
EQ/Large Cap Value Managed Volatility Portfolio	1,036,214	23,030,797	2,832,225	(7,730,394)	2,799,426	(233,218)	20,698,836	230,370	2,104,184
EQ/Loomis Sayles Growth Portfolio*	926,238	10,258,262	1,305,196	(1,282,466)	87,592	512,520	10,881,104	—	1,036,182
EQ/MFS International Growth Portfolio	2,187,680	19,615,188	2,749,754	(3,645,044)	672,644	(1,234,745)	18,157,797	83,076	2,193,996
EQ/Morgan Stanley Small Cap Growth Portfolio	849,652	10,617,652	4,472,961	(3,033,278)	638,401	(4,148,921)	8,546,815	19,390	4,199,925
EQ/T. Rowe Price Growth Stock Portfolio	81,501	6,071,667	665,922	(665,827)	198,770	106,945	6,377,477	30	523,700
EQ/Value Equity Portfolio (a)	546,050	13,863,968	2,561,837	(4,930,029)	2,267,183	(1,404,141)	12,358,818	106,094	2,140,623
Fixed Income
1290 Diversified Bond Fund	2,289,312	—	25,317,532	—	—	(982,147)	24,335,385	667,532	—

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

Investments in companies which were affiliates for the year ended December 31, 2021, were as follows:

Security Description	Shares at December 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	4,956,054	48,065,230	7,944,008	(4,919,705)	114	(1,232,184)	49,857,463	1,099,938	48,321
1290 VT High Yield Bond Portfolio	1,299,634	12,047,201	1,949,115	(1,331,654)	748	(67,683)	12,597,727	564,733	—
EQ/Core Bond Index Portfolio	12,969,278	189,376,815	16,911,366	(69,636,258)	3,541,989	(9,881,033)	130,312,879	2,185,622	721,970
EQ/Core Plus Bond Portfolio (aa)	10,571,651	—	25,300,245	(480,066)	(540)	(4,740,606)	42,900,687	675,800	424,222
EQ/Global Bond PLUS Portfolio (aa)	—	17,998,362	3,614,757	(1,046,998)	(773)	2,256,306	—	179,584	535,974
EQ/Intermediate Government Bond Portfolio	16,462,874	236,951,482	15,100,927	(75,604,272)	652,074	(7,685,838)	169,414,373	1,631,031	1,246,831
EQ/Long-Term Bond Portfolio	10,993,877	—	109,439,393	(1,371,616)	(37)	(78,875)	107,988,865	328,010	1,319
EQ/PIMCO Ultra Short Bond Portfolio	6,936,377	106,024,324	8,272,907	(45,764,237)	(190,059)	(395,006)	67,947,929	442,285	—
EQ/Quality Bond PLUS Portfolio	4,972,582	37,453,511	10,850,364	(4,267,287)	4,390	(1,535,458)	42,505,520	428,710	299,261
Multimanager Core Bond Portfolio	6,597,196	64,846,406	8,875,037	(6,400,930)	(479)	(2,015,389)	65,304,645	1,118,449	98,000

Total		1,225,450,609	328,945,002	(358,707,927)	46,289,099	(34,757,421)	1,207,219,362	14,320,452	60,643,682

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.
(aa)

As a result of a business combination, after the close of business on June 18, 2021, the Portfolio exchanged in a nontaxable transfer 2,105,674 Class K shares of EQ/Global Bond PLUS Portfolio for 4,596,686 Class K shares of EQ/Core Plus Bond Portfolio with a value of $19,527,337 (at a cost of $22,821,654). These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$24,335,385	$1,182,883,977	$—	$1,207,219,362

Total Assets	$24,335,385	$1,182,883,977	$—	$1,207,219,362

Total Liabilities	$—	$—	$—	$—

Total	$24,335,385	$1,182,883,977	$—	$1,207,219,362

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

The Portfolio held no derivatives contracts during the year ended December 31, 2021.

Investment security transactions for the year ended December 31, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$328,945,002
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$358,707,927

As of December 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$188,552,635
Aggregate gross unrealized depreciation	(12,593,012)

Net unrealized appreciation	$175,959,623

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,031,259,739

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $1,030,758,333)	$1,207,219,362
Cash	1,946,403
Receivable for Portfolio shares sold	167,034
Other assets	4,631

Total assets	1,209,337,430

LIABILITIES
Payable for securities purchased	538,579
Payable for Portfolio shares redeemed	467,575
Distribution fees payable – Class B	244,576
Administrative fees payable	120,255
Investment management fees payable	102,070
Distribution fees payable – Class A	4,317
Accrued expenses	116,545

Total liabilities	1,593,917

NET ASSETS	$1,207,743,513

Net assets were comprised of:
Paid in capital	$973,442,869
Total distributable earnings (loss)	234,300,644

Net assets	$1,207,743,513

Class A
Net asset value, offering and redemption price per share, $20,012,456 / 2,026,963 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.87

Class B
Net asset value, offering and redemption price per share, $1,158,084,539 / 117,212,122 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.88

Class K
Net asset value, offering and redemption price per share, $29,646,518 / 3,001,345 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.88

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2021

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$14,320,452
Interest	521

Total income	14,320,973

EXPENSES
Distribution fees – Class B	2,949,207
Administrative fees	1,454,847
Investment management fees	1,229,569
Custodian fees	199,801
Professional fees	96,005
Printing and mailing expenses	74,516
Distribution fees – Class A	48,901
Trustees’ fees	38,547
Miscellaneous	20,141

Total expenses	6,111,534

NET INVESTMENT INCOME (LOSS)	8,209,439

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	46,289,099
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	60,643,682

Net realized gain (loss)	106,932,781

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(34,757,421)

NET REALIZED AND UNREALIZED GAIN (LOSS)	72,175,360

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$80,384,799

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2021	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,209,439	$10,378,852
Net realized gain (loss)	106,932,781	81,867,739
Net change in unrealized appreciation (depreciation)	(34,757,421)	20,231,539

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	80,384,799	112,478,130

Distributions to shareholders:
Class A	(1,525,373)	(1,238,169)
Class B	(87,587,288)	(78,227,184)
Class K	(2,330,994)	(2,039,884)

Total distributions to shareholders	(91,443,655)	(81,505,237)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 449,920 and 265,605 shares, respectively ]	4,660,488	2,573,108
Capital shares issued in reinvestment of dividends and distributions [ 153,426 and 124,943 shares, respectively ]	1,525,373	1,238,169
Capital shares repurchased [ (440,877) and (388,191) shares, respectively ]	(4,552,775)	(3,793,309)

Total Class A transactions	1,633,086	17,968

Class B
Capital shares sold [ 8,104,689 and 8,332,512 shares, respectively ]	83,436,289	80,743,421
Capital shares issued in reinvestment of dividends and distributions [ 8,800,573 and 7,888,683 shares, respectively ]	87,587,288	78,227,184
Capital shares repurchased [ (17,530,597) and (19,365,702) shares, respectively ]	(181,096,856)	(188,483,833)

Total Class B transactions	(10,073,279)	(29,513,228)

Class K
Capital shares sold [ 139,646 and 185,171 shares, respectively ]	1,448,165	1,797,121
Capital shares issued in reinvestment of dividends and distributions [ 234,175 and 205,649 shares, respectively ]	2,330,994	2,039,884
Capital shares repurchased [ (377,350) and (342,021) shares, respectively ]	(3,897,574)	(3,294,679)

Total Class K transactions	(118,415)	542,326

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,558,608)	(28,952,934)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,617,464)	2,019,959
NET ASSETS:
Beginning of year	1,227,360,977	1,225,341,018

End of year	$1,207,743,513	$1,227,360,977

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Year Ended December 31,
	2021		2020		2019		2018		2017
Net asset value, beginning of year	$10.00		$9.73		$9.04		$9.95		$9.56

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.09		0.13		0.12		0.09
Net realized and unrealized gain (loss)	0.59		0.87		1.08		(0.47)		0.75

Total from investment operations	0.66		0.96		1.21		(0.35)		0.84

Less distributions:
Dividends from net investment income	(0.22)		(0.20)		(0.16)		(0.15)		(0.12)
Distributions from net realized gains	(0.57)		(0.49)		(0.36)		(0.41)		(0.33)

Total dividends and distributions	(0.79)		(0.69)		(0.52)		(0.56)		(0.45)

Net asset value, end of year	$9.87		$10.00		$9.73		$9.04		$9.95

Total return	6.66%		10.08%		13.45%		(3.63)%		8.79%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$20,012		$18,637		$18,127		$16,418		$17,939
Ratio of expenses to average net assets:
After waivers (f)	0.50	%(j)	0.52	%(k)	0.52	%(m)	0.53	%(n)	0.52	%(n)
Before waivers (f)	0.50%		0.52%		0.52%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.72%		0.88%		1.38%		1.18%		0.93%
Before waivers (f)(x)	0.72%		0.88%		1.38%		1.18%		0.93%
Portfolio turnover rate^	27%		23%		13%		14%		10%

Class B	Year Ended December 31,
	2021		2020		2019		2018		2017
Net asset value, beginning of year	$10.00		$9.74		$9.05		$9.96		$9.57

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.09		0.13		0.11		0.09
Net realized and unrealized gain (loss)	0.60		0.86		1.08		(0.46)		0.75

Total from investment operations	0.67		0.95		1.21		(0.35)		0.84

Less distributions:
Dividends from net investment income	(0.22)		(0.20)		(0.16)		(0.15)		(0.12)
Distributions from net realized gains	(0.57)		(0.49)		(0.36)		(0.41)		(0.33)

Total dividends and distributions	(0.79)		(0.69)		(0.52)		(0.56)		(0.45)

Net asset value, end of year	$9.88		$10.00		$9.74		$9.05		$9.96

Total return	6.76%		9.96%		13.43%		(3.62)%		8.78%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,158,085		$1,178,676		$1,178,433		$1,144,990		$1,325,942
Ratio of expenses to average net assets:
After waivers (f)	0.50	%(j)	0.52	%(k)	0.52	%(m)	0.53	%(n)	0.52	%(n)
Before waivers (f)	0.50%		0.52%		0.52%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.66%		0.87%		1.36%		1.16%		0.86%
Before waivers (f)(x)	0.66%		0.87%		1.36%		1.16%		0.86%
Portfolio turnover rate^	27%		23%		13%		14%		10%

See Notes to Financial Statements.

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EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Year Ended December 31,
	2021		2020		2019		2018		2017
Net asset value, beginning of year	$10.00		$9.74		$9.04		$9.95		$9.56

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.11		0.16		0.13		0.11
Net realized and unrealized gain (loss)	0.60		0.87		1.08		(0.46)		0.76

Total from investment operations	0.69		0.98		1.24		(0.33)		0.87

Less distributions:
Dividends from net investment income	(0.24)		(0.23)		(0.18)		(0.17)		(0.15)
Distributions from net realized gains	(0.57)		(0.49)		(0.36)		(0.41)		(0.33)

Total dividends and distributions	(0.81)		(0.72)		(0.54)		(0.58)		(0.48)

Net asset value, end of year	$9.88		$10.00		$9.74		$9.04		$9.95

Total return	7.02%		10.22%		13.83%		(3.38)%		9.05%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$29,647		$30,048		$28,781		$27,328		$35,366
Ratio of expenses to average net assets:
After waivers (f)	0.25	%(j)	0.27	%(k)	0.27	%(m)	0.28	%(n)	0.27	%(n)
Before waivers (f)	0.25%		0.27%		0.27%		0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.92%		1.15%		1.61%		1.29%		1.07%
Before waivers (f)(x)	0.92%		1.15%		1.61%		1.29%		1.06%
Portfolio turnover rate^	27%		23%		13%		14%		10%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.06% for Class A, 1.06% for Class B and 0.81% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class A, 1.09% for Class B and 0.84% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class A, 1.08% for Class B and 0.83% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/MODERATE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/21

	1 Year	5 Years	10 Years
Portfolio – Class A Shares	8.35%	8.06%	6.91%
Portfolio – Class B Shares	8.43	8.07	6.92
Portfolio – Class K Shares	8.68	8.33	7.18
EQ/Moderate Allocation Index	9.40	8.37	7.52
S&P 500® Index	28.71	18.47	16.55
Bloomberg U.S. Intermediate Government Bond Index	(1.69)	2.32	1.68

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 8.43% for the year ended December 31, 2021. This compares to the returns of the following benchmarks over the same period: the EQ/Moderate Allocation Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned 9.40%, 28.71% and (1.69)%, respectively.

Portfolio Highlights

The Portfolio is allocated to underlying portfolios invested in bonds, and global stocks. In 2021, the world continued its battle with COVID-19, while adjusting to an inflation spike, ongoing global trade supply chain pressures, a moderating economic outlook for China, and continued political tension in the U.S. and elsewhere. The Portfolio targets an approximate allocation of 50% in equities and 50% in bonds, which generated an attractive positive return in 2021, in line with the asset class performance detailed below.

Details by sector:

The Portfolio’s developed-world stock allocation contributed most significantly to return, as companies benefited from the rollout of vaccines to the biggest economies, strong consumer demand for goods in the U.S., and continued low borrowing costs around the globe. In the Portfolio, a range of large-cap U.S. equity portfolios featuring a managed-volatility strategy contributed the bulk of positive gains. International and domestic small-cap holdings made less of a positive impact on return, since these sectors underperformed compared to domestic large-cap equities.

The Portfolio’s fixed-income allocation produced a slight negative return for the year, as worries about the global economic outlook — mainly the persistence of the pandemic, uneven vaccine distribution and expectations about the probable future impact of two years of fiscal stimulus on inflation — drove short-term rates upward while long-term rates fell. Against this backdrop, 1290 VT DoubleLine Opportunistic Bond Portfolio and EQ/PIMCO Ultra Short Bond Portfolio fell only marginally, providing some cushion from the fixed-income market’s overall negative tone. Among bond holdings with a more significant negative contribution to returns were EQ/Intermediate Government Bond Portfolio and EQ/Core Bond Index Portfolio.

EQ/MODERATE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2021
Equity	50.9%
Fixed Income	49.1

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2021
ATM Large Cap Managed Volatility Portfolio	12.7%
EQ/Intermediate Government Bond Portfolio	11.2
EQ/Long-Term Bond Portfolio	8.6
EQ/Core Bond Index Portfolio	8.6
ATM International Managed Volatility Portfolio	5.9
EQ/PIMCO Ultra Short Bond Portfolio	4.5
Multimanager Core Bond Portfolio	4.5
ATM Small Cap Managed Volatility Portfolio	4.0
1290 VT DoubleLine Opportunistic Bond Portfolio	3.4
EQ/Quality Bond PLUS Portfolio	2.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period* 7/1/21 - 12/31/21
Class A
Actual	$1,000.00	$1,016.50	$2.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.85	2.39
Class B
Actual	1,000.00	1,016.70	2.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.85	2.39
Class K
Actual	1,000.00	1,017.70	1.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.11	1.11

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.47%, 0.47% and 0.22%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2021

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (50.9%)
1290 VT Equity Income Portfolio‡	17,479,661	$90,607,250
1290 VT GAMCO Small Company Value Portfolio‡	982,782	72,373,468
1290 VT Micro Cap Portfolio‡	4,409,753	50,062,992
1290 VT Small Cap Value Portfolio‡	4,490,708	54,317,814
ATM International Managed Volatility Portfolio‡	38,702,886	432,869,739
ATM Large Cap Managed Volatility Portfolio‡	54,857,823	926,152,708
ATM Mid Cap Managed Volatility Portfolio‡	10,947,060	96,490,805
ATM Small Cap Managed Volatility Portfolio‡	23,400,625	295,253,434
EQ/AB Small Cap Growth Portfolio*‡	6,158,347	128,191,455
EQ/American Century Mid Cap Value Portfolio‡	885,871	22,134,903
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	11,798,881	132,075,537
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	3,000,993	48,118,412
EQ/Global Equity Managed Volatility Portfolio‡	8,499,175	155,362,736
EQ/International Core Managed Volatility Portfolio‡	9,259,664	106,968,905
EQ/International Equity Index Portfolio‡	716,936	7,727,140
EQ/International Value Managed Volatility Portfolio‡	10,524,935	146,781,985
EQ/Janus Enterprise Portfolio‡	1,509,620	37,355,919
EQ/JPMorgan Value Opportunities Portfolio‡	4,342,320	86,508,065
EQ/Large Cap Core Managed Volatility Portfolio‡	16,120,801	206,121,333
EQ/Large Cap Growth Index Portfolio‡	370,665	9,335,494
EQ/Large Cap Value Managed Volatility Portfolio‡	7,243,496	144,692,073
EQ/Loomis Sayles Growth Portfolio*‡	6,175,733	72,550,219
EQ/MFS International Growth Portfolio‡	21,430,050	177,869,935
EQ/Morgan Stanley Small Cap Growth Portfolio‡	8,400,126	84,498,493
EQ/T. Rowe Price Growth Stock Portfolio‡	473,808	37,075,497
EQ/Value Equity Portfolio‡	4,038,682	91,408,030

Total Equity		3,712,904,341

Fixed Income (49.1%)
1290 Diversified Bond Fund‡	11,624,266	123,565,947
1290 VT DoubleLine Opportunistic Bond Portfolio‡	24,690,452	248,383,769
1290 VT High Yield Bond Portfolio‡	6,386,325	61,904,497
EQ/Core Bond Index Portfolio‡	62,462,723	627,613,726
EQ/Core Plus Bond Portfolio‡	51,159,099	207,608,116
EQ/Intermediate Government Bond Portfolio‡	79,090,610	813,897,129
EQ/Long-Term Bond Portfolio‡	64,028,816	628,931,856
EQ/PIMCO Ultra Short Bond Portfolio‡	33,539,277	328,546,784
EQ/Quality Bond PLUS Portfolio‡	24,559,592	209,934,838
Multimanager Core Bond Portfolio‡	33,174,004	328,384,440

Total Fixed Income		3,578,771,102

Total Investments in Securities (100.0%) (Cost $6,021,107,238)		7,291,675,443
Other Assets Less Liabilities (0.0%)		3,372,260

Net Assets (100%)		$7,295,047,703

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2021, were as follows:

Security Description	Shares at December 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	17,479,661	91,547,806	1,503,364	(23,066,485)	472,288	20,150,277	90,607,250	1,487,488	—
1290 VT GAMCO Small Company Value Portfolio	982,782	76,964,023	5,497,832	(21,237,615)	10,578,388	570,840	72,373,468	592,423	4,892,707
1290 VT Micro Cap Portfolio	4,409,753	50,909,269	13,617,900	(6,897,678)	884,419	(8,450,918)	50,062,992	9,239	13,599,135
1290 VT Small Cap Value Portfolio	4,490,708	55,554,478	8,165,862	(20,178,211)	5,361,778	5,413,907	54,317,814	691,928	7,464,409
ATM International Managed Volatility Portfolio	38,702,886	451,293,006	37,527,612	(65,353,662)	6,533,539	2,869,244	432,869,739	15,073,827	22,377,581
ATM Large Cap Managed Volatility Portfolio	54,857,823	857,847,551	107,804,245	(150,565,047)	15,775,249	95,290,710	926,152,708	6,242,854	101,415,334

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

Investments in companies which were affiliates for the year ended December 31, 2021, were as follows:

Security Description	Shares at December 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Mid Cap Managed Volatility Portfolio	10,947,060	91,250,420	11,871,245	(15,408,085)	(120,248)	8,897,473	96,490,805	582,400	11,272,968
ATM Small Cap Managed Volatility Portfolio	23,400,625	343,404,055	49,915,343	(96,009,818)	21,642,362	(23,698,508)	295,253,434	1,722,557	48,132,459
EQ/AB Small Cap Growth Portfolio*	6,158,347	145,509,029	20,827,582	(35,505,763)	8,583,584	(11,222,977)	128,191,455	—	20,802,180
EQ/American Century Mid Cap Value Portfolio	885,871	35,350,227	2,649,586	(19,378,870)	4,503,407	(989,447)	22,134,903	284,736	2,361,677
EQ/ClearBridge Select Equity Managed Volatility Portfolio	11,798,881	—	135,835,983	(795,381)	(5,639)	(2,959,426)	132,075,537	812,282	2,670,737
EQ/Franklin Small Cap Value Managed Volatility Portfolio	3,000,993	53,414,472	9,201,306	(15,147,678)	3,021,658	(2,371,346)	48,118,412	286,452	8,905,329
EQ/Global Equity Managed Volatility Portfolio	8,499,175	159,249,637	28,871,510	(27,555,763)	6,569,767	(11,772,415)	155,362,736	1,685,884	27,160,226
EQ/International Core Managed Volatility Portfolio	9,259,664	109,764,357	11,539,117	(13,606,422)	4,092,313	(4,820,460)	106,968,905	2,687,931	8,832,135
EQ/International Equity Index Portfolio	716,936	10,995,593	261,012	(4,480,533)	1,705,883	(754,815)	7,727,140	261,013	—
EQ/International Value Managed Volatility Portfolio	10,524,935	146,915,598	11,498,482	(15,353,096)	(54,115)	3,775,116	146,781,985	3,529,911	7,943,169
EQ/Janus Enterprise Portfolio	1,509,620	44,409,311	3,787,185	(12,957,741)	1,005,059	1,112,105	37,355,919	104,670	3,676,164
EQ/JPMorgan Value Opportunities Portfolio	4,342,320	101,795,688	16,914,577	(35,247,018)	11,332,969	(8,288,151)	86,508,065	763,815	16,134,886
EQ/Large Cap Core Managed Volatility Portfolio	16,120,801	207,522,436	28,685,704	(51,733,974)	16,357,897	5,289,270	206,121,333	1,193,691	27,457,086
EQ/Large Cap Growth Index Portfolio	370,665	11,031,482	755,510	(4,600,000)	2,792,441	(643,939)	9,335,494	22,054	733,455
EQ/Large Cap Growth Managed Volatility Portfolio	—	121,264,881	2,407,200	(148,584,475)	105,378,675	(80,466,281)	—	—	2,384,974
EQ/Large Cap Value Managed Volatility Portfolio	7,243,496	155,579,569	16,356,726	(44,775,229)	15,831,971	1,699,036	144,692,073	1,611,443	14,719,882
EQ/Loomis Sayles Growth Portfolio*	6,175,733	74,621,674	6,921,571	(12,937,615)	2,754,643	1,189,946	72,550,219	—	6,908,870
EQ/MFS International Growth Portfolio	21,430,050	187,335,420	22,363,686	(26,305,103)	4,321,072	(9,845,140)	177,869,935	814,629	21,517,307
EQ/Morgan Stanley Small Cap Growth Portfolio	8,400,126	100,391,413	41,568,659	(22,164,822)	5,007,148	(40,303,905)	84,498,493	191,829	41,357,779
EQ/T. Rowe Price Growth Stock Portfolio	473,808	42,717,096	3,054,110	(11,418,807)	5,905,849	(3,182,751)	37,075,497	177	3,047,583
EQ/Value Equity Portfolio (a)	4,038,682	89,761,066	16,580,542	(19,627,552)	7,709,530	(3,015,556)	91,408,030	785,272	15,779,396
Fixed Income
1290 Diversified Bond Fund	11,624,266	—	128,529,740	—	—	(4,963,793)	123,565,947	3,379,741	—
1290 VT DoubleLine Opportunistic Bond Portfolio	24,690,452	234,776,995	41,168,531	(21,395,785)	(550)	(6,165,422)	248,383,769	5,483,858	240,221

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

Investments in companies which were affiliates for the year ended December 31, 2021, were as follows:

Security Description	Shares at December 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	6,386,325	60,287,735	7,035,827	(5,128,211)	(3,910)	(286,944)	61,904,497	2,776,301	—
EQ/Core Bond Index Portfolio	62,462,723	928,054,918	74,801,830	(344,374,279)	16,889,463	(47,758,206)	627,613,726	10,534,936	3,502,528
EQ/Core Plus Bond Portfolio (aa)	51,159,099	—	123,724,996	(1,249,885)	(1,647)	(22,479,054)	207,608,116	3,271,393	2,053,604
EQ/Global Bond PLUS Portfolio (aa)	—	88,688,351	12,082,344	(3,825,287)	(27,170)	10,695,468	—	846,413	2,526,140
EQ/Intermediate Government Bond Portfolio	79,090,610	1,183,968,741	72,157,098	(407,230,210)	3,099,072	(38,097,572)	813,897,129	7,841,986	6,108,252
EQ/Long-Term Bond Portfolio	64,028,816	—	633,902,544	(4,317,785)	967	(653,870)	628,931,856	1,911,856	7,688
EQ/PIMCO Ultra Short Bond Portfolio	33,539,277	522,014,032	45,135,699	(235,739,973)	(1,274,572)	(1,588,402)	328,546,784	2,140,444	—
EQ/Quality Bond PLUS Portfolio	24,559,592	187,101,008	49,487,416	(19,129,644)	(11,795)	(7,512,147)	209,934,838	2,119,304	1,480,010
Multimanager Core Bond Portfolio	33,174,004	316,194,784	50,479,493	(28,463,933)	1,051	(9,826,955)	328,384,440	5,533,614	488,726

Total		7,337,486,121	1,854,488,969	(1,991,747,435)	286,612,796	(195,165,008)	7,291,675,443	87,278,351	457,954,597

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.
(aa)

As a result of a business combination, after the close of business on June 18, 2021, the Portfolio exchanged in a nontaxable transfer 9,924,419 Class K shares of EQ/Global Bond PLUS Portfolio for 21,665,006 Class K shares of the EQ/Core Plus Bond Portfolio with a value of $92,035,848 (at a cost of $107,613,706). These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$123,565,947	$7,168,109,496	$—	$7,291,675,443

Total Assets	$123,565,947	$7,168,109,496	$—	$7,291,675,443

Total Liabilities	$—	$—	$—	$—

Total	$123,565,947	$7,168,109,496	$—	$7,291,675,443

The Portfolio held no derivatives contracts during the year ended December 31, 2021.

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

Investment security transactions for the year ended December 31, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,854,488,969
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,991,747,435

As of December 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,319,816,839
Aggregate gross unrealized depreciation	(67,028,163)

Net unrealized appreciation	$1,252,788,676

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,038,886,767

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $6,021,107,238)	$7,291,675,443
Cash	7,789,171
Receivable for Portfolio shares sold	583,118
Receivable for securities sold	257,563
Other assets	28,004

Total assets	7,300,333,299

LIABILITIES
Payable for Portfolio shares redeemed	2,419,248
Distribution fees payable – Class B	1,046,171
Administrative fees payable	725,381
Investment management fees payable	572,707
Distribution fees payable – Class A	425,996
Trustees’ fees payable	7,568
Accrued expenses	88,525

Total liabilities	5,285,596

NET ASSETS	$7,295,047,703

Net assets were comprised of:
Paid in capital	$5,635,182,989
Total distributable earnings (loss)	1,659,864,714

Net assets	$7,295,047,703

Class A
Net asset value, offering and redemption price per share, $2,021,934,523 / 139,590,654 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.48

Class B
Net asset value, offering and redemption price per share, $4,956,863,156 / 345,722,311 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.34

Class K
Net asset value, offering and redemption price per share, $316,250,024 / 21,820,790 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.49

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2021

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$87,278,351
Interest	2,797

Total income	87,281,148

EXPENSES
Distribution fees – Class B	12,666,759
Administrative fees	8,798,567
Investment management fees	6,906,879
Distribution fees – Class A	5,119,633
Printing and mailing expenses	436,721
Professional fees	366,902
Trustees’ fees	232,165
Custodian fees	218,000
Miscellaneous	117,411

Total expenses	34,863,037

NET INVESTMENT INCOME (LOSS)	52,418,111

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($286,612,796 realized gain (loss) from affiliates)	286,615,953
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	457,954,597

Net realized gain (loss)	744,570,550

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(195,165,008)

NET REALIZED AND UNREALIZED GAIN (LOSS)	549,405,542

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$601,823,653

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2021	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$52,418,111	$61,636,175
Net realized gain (loss)	744,570,550	508,058,667
Net change in unrealized appreciation (depreciation)	(195,165,008)	171,487,020

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	601,823,653	741,181,862

Distributions to shareholders:
Class A	(169,750,986)	(137,489,549)
Class B	(421,077,197)	(347,920,416)
Class K	(27,425,938)	(22,104,390)

Total distributions to shareholders	(618,254,121)	(507,514,355)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 2,211,433 and 2,365,821 shares, respectively ]	33,664,802	33,131,769
Capital shares issued in reinvestment of dividends and distributions [ 11,636,985 and 9,588,500 shares, respectively ]	169,750,986	137,489,549
Capital shares repurchased [ (11,926,538) and (13,348,797) shares, respectively ]	(182,182,799)	(186,247,315)

Total Class A transactions	21,232,989	(15,625,997)

Class B
Capital shares sold [ 9,842,348 and 7,334,264 shares, respectively ]	148,564,322	101,815,147
Capital shares issued in reinvestment of dividends and distributions [ 29,155,773 and 24,488,566 shares, respectively ]	421,077,197	347,920,416
Capital shares repurchased [ (41,480,844) and (42,108,979) shares, respectively ]	(626,163,174)	(581,532,952)

Total Class B transactions	(56,521,655)	(131,797,389)

Class K
Capital shares sold [ 668,964 and 668,423 shares, respectively ]	10,210,779	9,398,648
Capital shares issued in reinvestment of dividends and distributions [ 1,878,372 and 1,539,736 shares, respectively ]	27,425,938	22,104,390
Capital shares repurchased [ (2,175,517) and (2,425,516) shares, respectively ]	(33,169,741)	(33,663,853)

Total Class K transactions	4,466,976	(2,160,815)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(30,821,690)	(149,584,201)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(47,252,158)	84,083,306
NET ASSETS:
Beginning of year	7,342,299,861	7,258,216,555

End of year	$7,295,047,703	$7,342,299,861

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2021		2020		2019		2018		2017
Net asset value, beginning of year	$14.57		$14.06		$12.96		$14.41		$13.59

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.12		0.19		0.17		0.12
Net realized and unrealized gain (loss)	1.09		1.44		1.80		(0.84)		1.37

Total from investment operations	1.20		1.56		1.99		(0.67)		1.49

Less distributions:
Dividends from net investment income	(0.39)		(0.31)		(0.23)		(0.22)		(0.18)
Distributions from net realized gains	(0.90)		(0.74)		(0.66)		(0.56)		(0.49)

Total dividends and distributions	(1.29)		(1.05)		(0.89)		(0.78)		(0.67)

Net asset value, end of year	$14.48		$14.57		$14.06		$12.96		$14.41

Total return	8.35%		11.32%		15.49%		(4.73)%		11.00%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,021,935		$2,005,206		$1,955,663		$1,843,864		$2,092,058
Ratio of expenses to average net assets: (f)	0.48	%(j)	0.49	%(k)	0.49	%(k)	0.50	%(m)	0.51	%(n)
Ratio of net investment income (loss) to average net assets: (f)(x)	0.70%		0.89%		1.35%		1.16%		0.87%
Portfolio turnover rate^	25%		22%		13%		12%		9%

	Year Ended December 31,
Class B	2021		2020		2019		2018		2017
Net asset value, beginning of year	$14.43		$13.94		$12.85		$14.30		$13.49

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.12		0.18		0.16		0.12
Net realized and unrealized gain (loss)	1.10		1.42		1.80		(0.83)		1.36

Total from investment operations	1.20		1.54		1.98		(0.67)		1.48

Less distributions:
Dividends from net investment income	(0.39)		(0.31)		(0.23)		(0.22)		(0.18)
Distributions from net realized gains	(0.90)		(0.74)		(0.66)		(0.56)		(0.49)

Total dividends and distributions	(1.29)		(1.05)		(0.89)		(0.78)		(0.67)

Net asset value, end of year	$14.34		$14.43		$13.94		$12.85		$14.30

Total return	8.43%		11.27%		15.55%		(4.77)%		11.00%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,956,863		$5,024,535		$4,997,804		$4,820,681		$5,634,278
Ratio of expenses to average net assets: (f)	0.48	%(j)	0.49	%(k)	0.49	%(k)	0.50	%(m)	0.51	%(n)
Ratio of net investment income (loss) to average net assets: (f)(x)	0.69%		0.88%		1.33%		1.14%		0.85%
Portfolio turnover rate^	25%		22%		13%		12%		9%

See Notes to Financial Statements.

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EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2021		2020		2019		2018		2017
Net asset value, beginning of year	$14.57		$14.07		$12.96		$14.42		$13.59

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.16		0.23		0.20		0.16
Net realized and unrealized gain (loss)	1.11		1.42		1.80		(0.84)		1.38

Total from investment operations	1.25		1.58		2.03		(0.64)		1.54

Less distributions:
Dividends from net investment income	(0.43)		(0.34)		(0.26)		(0.26)		(0.22)
Distributions from net realized gains	(0.90)		(0.74)		(0.66)		(0.56)		(0.49)

Total dividends and distributions	(1.33)		(1.08)		(0.92)		(0.82)		(0.71)

Net asset value, end of year	$14.49		$14.57		$14.07		$12.96		$14.42

Total return	8.68%		11.49%		15.85%		(4.54)%		11.34%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$316,250		$312,558		$304,750		$277,542		$306,867
Ratio of expenses to average net assets: (f)	0.23	%(j)	0.24	%(k)	0.24	%(k)	0.25	%(m)	0.26	%(n)
Ratio of net investment income (loss) to average net assets: (f)(x)	0.95%		1.13%		1.61%		1.41%		1.13%
Portfolio turnover rate^	25%		22%		13%		12%		9%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.06% for Class A, 1.06% for Class B and 0.81% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.08% for Class A, 1.08% for Class B and 0.83% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.09% for Class A, 1.09% for Class B and 0.84% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.11% for Class A, 1.11% for Class B and 0.86% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/21

	1 Year	5 Years	10 Years
Portfolio – Class A Shares	12.68%	10.55%	9.26%
Portfolio – Class B Shares	12.67	10.55	9.26
Portfolio – Class K Shares	12.95	10.84	9.53
EQ/Moderate-Plus Allocation Index	13.93	10.76	9.90
S&P 500® Index	28.71	18.47	16.55
Bloomberg U.S. Intermediate Government Bond Index	(1.69)	2.32	1.68

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 12.67% for the year ended December 31, 2021. This compares to the returns of the following benchmarks over the same period: the EQ/Moderate-Plus Allocation Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned 13.93%, 28.71% and (1.69)%, respectively.
Portfolio Highlights

The Portfolio is allocated to underlying portfolios invested in bonds, and global stocks. In 2021, the world continued its battle with COVID-19, while adjusting to an inflation spike, ongoing global trade supply chain pressures, a moderating economic outlook for China, and continued political tension in the U.S. and elsewhere. The Portfolio targets an approximate allocation of 70% in equities and 30% in bonds, which generated an attractive positive return in 2021, in line with the asset class performance detailed below.

Details by sector:

The Portfolio’s developed-world stock allocation contributed most significantly to return, as companies benefited from the rollout of vaccines to the biggest economies, strong consumer demand for goods in the U.S., and continued low borrowing costs around the globe. In the Portfolio, a range of large-cap U.S. equity portfolios featuring a managed-volatility strategy contributed the bulk of positive gains. International and domestic small-cap holdings made less of a positive impact on return, since these sectors underperformed compared to domestic large-cap equities.

The Portfolio’s fixed-income allocation produced a slight negative return for the year, as worries about the global economic outlook — mainly the persistence of the pandemic, uneven vaccine distribution and expectations about the probable future impact of two years of fiscal stimulus on inflation — drove short-term rates upward while long-term rates fell. Against this backdrop, 1290 VT DoubleLine Opportunistic Bond Portfolio and EQ/PIMCO Ultra Short Bond Portfolio fell only marginally, providing some cushion from the fixed-income market’s overall negative tone. Among bond holdings with a more significant negative contribution to returns were EQ/Intermediate Government Bond Portfolio and EQ/Core Bond Index Portfolio.

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2021
Equity	71.1%
Fixed Income	28.9

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2021
ATM Large Cap Managed Volatility Portfolio	17.1%
ATM International Managed Volatility Portfolio	7.9
ATM Small Cap Managed Volatility Portfolio	7.1
EQ/Intermediate Government Bond Portfolio	6.4
EQ/Long-Term Bond Portfolio	5.8
EQ/Core Bond Index Portfolio	4.9
EQ/Large Cap Core Managed Volatility Portfolio	4.3
EQ/MFS International Growth Portfolio	3.4
EQ/Global Equity Managed Volatility Portfolio	3.1
EQ/AB Small Cap Growth Portfolio	3.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period* 7/1/21 - 12/31/21
Class A
Actual	$1,000.00	$1,025.30	$2.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.86	2.38
Class B
Actual	1,000.00	1,025.20	2.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.86	2.38
Class K
Actual	1,000.00	1,026.10	1.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.12	1.10

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.47%, 0.47% and 0.22%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2021

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (71.1%)
1290 VT Equity Income Portfolio‡	31,150,772	$161,472,570
1290 VT GAMCO Small Company Value Portfolio‡	2,120,389	156,148,445
1290 VT Micro Cap Portfolio‡	8,374,379	95,072,547
1290 VT Small Cap Value Portfolio‡	7,896,887	95,517,601
ATM International Managed Volatility Portfolio‡	65,027,557	727,296,192
ATM Large Cap Managed Volatility Portfolio‡	93,764,935	1,583,013,021
ATM Mid Cap Managed Volatility Portfolio‡	12,168,539	107,257,298
ATM Small Cap Managed Volatility Portfolio‡	52,084,710	657,170,015
EQ/AB Small Cap Growth Portfolio*‡	13,511,182	281,247,217
EQ/American Century Mid Cap Value Portfolio‡	946,911	23,660,066
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	18,551,917	207,668,379
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	6,275,003	100,614,417
EQ/Global Equity Managed Volatility Portfolio‡	15,452,670	282,470,831
EQ/International Core Managed Volatility Portfolio‡	15,121,498	174,685,618
EQ/International Equity Index Portfolio‡	709,356	7,645,449
EQ/International Value Managed Volatility Portfolio‡	14,032,341	195,696,684
EQ/Janus Enterprise Portfolio‡	1,866,840	46,195,419
EQ/JPMorgan Value Opportunities Portfolio‡	7,895,640	157,297,588
EQ/Large Cap Core Managed Volatility Portfolio‡	31,052,807	397,042,661
EQ/Large Cap Growth Index Portfolio‡	410,863	10,347,914
EQ/Large Cap Value Managed Volatility Portfolio‡	13,381,575	267,302,946

EQ/Loomis Sayles Growth Portfolio*‡	10,611,551	124,660,553
EQ/MFS International Growth Portfolio‡	37,396,889	310,395,084
EQ/Morgan Stanley Small Cap Growth Portfolio‡	17,844,172	179,497,975
EQ/T. Rowe Price Growth Stock Portfolio‡	883,793	69,156,834
EQ/Value Equity Portfolio‡	7,372,905	166,871,948

Total Equity		6,585,405,272

Fixed Income (28.8%)
1290 Diversified Bond Fund‡	8,378,111	89,059,316
1290 VT DoubleLine Opportunistic Bond Portfolio‡	18,235,047	183,442,960
1290 VT High Yield Bond Portfolio‡	4,805,621	46,582,274
EQ/Core Bond Index Portfolio‡	45,472,211	456,896,254
EQ/Core Plus Bond Portfolio‡	30,017,882	121,815,199
EQ/Intermediate Government Bond Portfolio‡	57,830,276	595,113,577
EQ/Long-Term Bond Portfolio‡	54,268,926	533,063,990
EQ/PIMCO Ultra Short Bond Portfolio‡	25,146,664	246,333,739
EQ/Quality Bond PLUS Portfolio‡	18,198,818	155,563,089
Multimanager Core Bond Portfolio‡	24,693,404	244,436,262

Total Fixed Income		2,672,306,660

Total Investments in Securities (99.9%) (Cost $7,024,390,971)		9,257,711,932
Other Assets Less Liabilities (0.1%)		6,942,596

Net Assets (100%)		$9,264,654,528

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2021, were as follows:

Security Description	Shares at December 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	31,150,772	141,452,496	2,705,943	(16,418,110)	1,442,601	32,289,640	161,472,570	2,652,954	—
1290 VT GAMCO Small Company Value Portfolio	2,120,389	183,743,904	11,917,038	(65,781,274)	32,172,623	(5,903,846)	156,148,445	1,279,357	10,584,693
1290 VT Micro Cap Portfolio	8,374,379	95,097,240	25,736,685	(11,109,911)	1,598,125	(16,249,592)	95,072,547	17,552	25,681,286
1290 VT Small Cap Value Portfolio	7,896,887	98,892,117	14,382,321	(39,339,299)	9,411,850	12,170,612	95,517,601	1,217,530	13,134,513
ATM International Managed Volatility Portfolio	65,027,557	738,572,016	63,068,455	(88,903,886)	8,223,065	6,336,542	727,296,192	25,334,195	37,492,034
ATM Large Cap Managed Volatility Portfolio	93,764,935	1,402,637,880	184,438,357	(187,001,500)	19,182,879	163,755,405	1,583,013,021	10,678,636	173,290,406

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

Investments in companies which were affiliates for the year ended December 31, 2021, were as follows:

Security Description	Shares at December 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Mid Cap Managed Volatility Portfolio	12,168,539	103,421,242	13,205,935	(19,112,952)	(56,862)	9,799,935	107,257,298	648,237	12,519,850
ATM Small Cap Managed Volatility Portfolio	52,084,710	702,543,102	110,214,190	(142,963,664)	24,784,215	(37,407,828)	657,170,015	3,836,191	106,150,912
EQ/AB Small Cap Growth Portfolio*	13,511,182	326,678,831	45,933,142	(86,304,714)	23,688,964	(28,749,006)	281,247,217	—	45,834,737
EQ/American Century Mid Cap Value Portfolio	946,911	33,130,372	2,840,013	(15,734,161)	4,233,208	(809,366)	23,660,066	304,751	2,527,691
EQ/ClearBridge Select Equity Managed Volatility Portfolio	18,551,917	—	213,687,961	(1,353,469)	(9,412)	(4,656,701)	207,668,379	1,278,360	4,203,175
EQ/Franklin Small Cap Value Managed Volatility Portfolio	6,275,003	108,608,599	19,230,976	(28,309,911)	3,934,660	(2,849,907)	100,614,417	598,956	18,594,173
EQ/Global Equity Managed Volatility Portfolio	15,452,670	273,788,439	52,554,585	(33,133,737)	5,555,974	(16,294,430)	282,470,831	3,066,815	49,404,504
EQ/International Core Managed Volatility Portfolio	15,121,498	178,935,876	18,894,261	(21,978,599)	6,548,880	(7,714,800)	174,685,618	4,393,970	14,439,734
EQ/International Equity Index Portfolio	709,356	7,584,200	256,331	(726,328)	385,501	145,745	7,645,449	256,331	—
EQ/International Value Managed Volatility Portfolio	14,032,341	199,039,168	15,424,736	(24,191,590)	(79,477)	5,503,847	195,696,684	4,718,009	10,623,462
EQ/Janus Enterprise Portfolio	1,866,840	56,262,924	4,695,160	(17,568,322)	1,534,889	1,270,768	46,195,419	129,615	4,550,405
EQ/JPMorgan Value Opportunities Portfolio	7,895,640	169,209,524	30,802,034	(48,618,110)	15,206,392	(9,302,252)	157,297,588	1,389,859	29,359,188
EQ/Large Cap Core Managed Volatility Portfolio	31,052,807	363,398,966	55,166,967	(59,836,585)	10,046,219	28,267,094	397,042,661	2,299,359	52,754,065
EQ/Large Cap Growth Index Portfolio	410,863	19,470,623	846,404	(14,000,000)	10,341,524	(6,310,637)	10,347,914	24,445	821,960
EQ/Large Cap Growth Managed Volatility Portfolio	—	193,780,837	3,820,455	(236,881,535)	167,978,781	(128,698,538)	—	—	3,752,329
EQ/Large Cap Value Managed Volatility Portfolio	13,381,575	256,686,804	30,288,307	(49,870,573)	18,292,265	11,906,143	267,302,946	2,978,644	27,226,398
EQ/Loomis Sayles Growth Portfolio*	10,611,551	118,036,765	11,918,098	(12,137,010)	1,041,321	5,801,379	124,660,553	—	11,880,248
EQ/MFS International Growth Portfolio	37,396,889	323,128,329	39,079,790	(42,081,042)	6,314,416	(16,046,409)	310,395,084	1,422,150	37,559,234
EQ/Morgan Stanley Small Cap Growth Portfolio	17,844,172	215,925,221	88,691,691	(50,753,983)	11,098,395	(85,463,349)	179,497,975	407,684	88,200,742
EQ/T. Rowe Price Growth Stock Portfolio	883,793	67,230,823	5,712,822	(7,191,974)	2,832,434	572,729	69,156,834	330	5,689,783
EQ/Value Equity Portfolio (a)	7,372,905	153,099,847	30,248,095	(23,507,601)	6,911,858	119,749	166,871,948	1,434,541	28,760,567
Fixed Income
1290 Diversified Bond Fund	8,378,111	—	92,507,789	—	—	(3,448,473)	89,059,316	2,457,789	—
1290 VT DoubleLine Opportunistic Bond Portfolio	18,235,047	168,507,951	36,492,432	(16,999,616)	1,274	(4,559,081)	183,442,960	4,053,130	178,745
1290 VT High Yield Bond Portfolio	4,805,621	38,930,705	12,706,680	(4,794,650)	(3,110)	(257,351)	46,582,274	2,091,541	—

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

Investments in companies which were affiliates for the year ended December 31, 2021, were as follows:

Security Description	Shares at December 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Core Bond Index Portfolio	45,472,211	687,209,224	85,402,743	(292,636,133)	7,989,019	(31,068,599)	456,896,254	7,676,400	2,591,687
EQ/Core Plus Bond Portfolio (aa)	30,017,882	—	113,491,144	(1,052,698)	(494)	(3,561,626)	121,815,199	1,867,029	1,174,114
EQ/Global Bond PLUS Portfolio (aa)	—	12,859,297	463,503	—	—	(383,927)	—	116,326	347,178
EQ/Intermediate Government Bond Portfolio	57,830,276	873,439,808	75,256,677	(327,661,784)	2,098,761	(28,019,885)	595,113,577	5,738,997	4,514,896
EQ/Long-Term Bond Portfolio	54,268,926	—	537,298,258	(3,759,636)	(1,037)	(473,595)	533,063,990	1,621,736	6,522
EQ/PIMCO Ultra Short Bond Portfolio	25,146,664	373,996,823	47,041,606	(172,553,296)	(639,471)	(1,511,923)	246,333,739	1,605,353	—
EQ/Quality Bond PLUS Portfolio	18,198,818	144,735,567	33,122,274	(16,781,274)	(24,091)	(5,489,387)	155,563,089	1,571,706	1,097,581
Multimanager Core Bond Portfolio	24,693,404	227,507,486	46,320,400	(22,157,430)	3,876	(7,238,070)	244,436,262	4,081,134	363,569

Total		9,057,543,006	2,175,864,258	(2,203,206,357)	402,040,015	(174,528,990)	9,257,711,932	103,249,612	825,310,381

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.
(aa)

As a result of a business combination, after the close of business on June 18, 2021, the Portfolio exchanged in a nontaxable transfer 1,363,954 Class K shares of EQ/Global Bond PLUS Portfolio for 2,977,512 Class K shares of the EQ/Core Plus Bond Portfolio with a value of $12,648,865 (at a cost of $12,938,873). These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$89,059,316	$9,168,652,616	$—	$9,257,711,932

Total Assets	$89,059,316	$9,168,652,616	$—	$9,257,711,932

Total Liabilities	$—	$—	$—	$—

Total	$89,059,316	$9,168,652,616	$—	$9,257,711,932

The Portfolio held no derivatives contracts during the year ended December 31, 2021.

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

Investment security transactions for the year ended December 31, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,175,864,258
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,203,206,357

As of December 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,208,284,847
Aggregate gross unrealized depreciation	(37,022,057)

Net unrealized appreciation	$2,171,262,790

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,086,449,142

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $7,024,390,971)	$9,257,711,932
Cash	9,085,221
Receivable for Portfolio shares sold	1,838,778
Receivable for securities sold	573,744
Other assets	35,193

Total assets	9,269,244,868

LIABILITIES
Distribution fees payable – Class B	1,882,930
Administrative fees payable	917,287
Payable for Portfolio shares redeemed	806,753
Investment management fees payable	714,881
Distribution fees payable – Class A	49,758
Trustees’ fees payable	2,271
Accrued expenses	216,460

Total liabilities	4,590,340

NET ASSETS	$9,264,654,528

Net assets were comprised of:
Paid in capital	$6,418,463,454
Total distributable earnings (loss)	2,846,191,074

Net assets	$9,264,654,528

Class A
Net asset value, offering and redemption price per share, $238,508,156 / 20,558,500 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.60

Class B
Net asset value, offering and redemption price per share, $8,960,366,731 / 771,977,501 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.61

Class K
Net asset value, offering and redemption price per share, $65,779,641 / 5,665,495 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.61

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2021

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$103,249,612
Interest	3,150

Total income	103,252,762

EXPENSES
Distribution fees – Class B	22,638,892
Administrative fees	11,069,642
Investment management fees	8,577,995
Distribution fees – Class A	585,979
Professional fees	430,014
Printing and mailing expenses	369,603
Trustees’ fees	289,840
Custodian fees	198,801
Miscellaneous	144,552

Total expenses	44,305,318

NET INVESTMENT INCOME (LOSS)	58,947,444

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	402,040,015
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	825,310,381

Net realized gain (loss)	1,227,350,396

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(174,528,990)

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,052,821,406

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,111,768,850

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2021	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$58,947,444	$65,132,686
Net realized gain (loss)	1,227,350,396	818,098,099
Net change in unrealized appreciation (depreciation)	(174,528,990)	222,798,835

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,111,768,850	1,106,029,620

Distributions to shareholders:
Class A	(25,365,679)	(19,547,680)
Class B	(962,258,649)	(776,468,243)
Class K	(7,191,561)	(6,043,467)

Total distributions to shareholders	(994,815,889)	(802,059,390)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 846,754 and 657,766 shares, respectively ]	10,392,276	7,142,255
Capital shares issued in reinvestment of dividends and distributions [ 2,171,096 and 1,743,298 shares, respectively ]	25,365,679	19,547,680
Capital shares repurchased [ (1,637,363) and (2,390,756) shares, respectively ]	(20,289,732)	(25,887,238)

Total Class A transactions	15,468,223	802,697

Class B
Capital shares sold [ 10,058,794 and 9,314,447 shares, respectively ]	124,268,695	101,339,523
Capital shares issued in reinvestment of dividends and distributions [ 82,313,758 and 69,218,010 shares, respectively ]	962,258,649	776,468,243
Capital shares repurchased [ (82,312,559) and (85,523,356) shares, respectively ]	(1,014,814,670)	(924,819,010)

Total Class B transactions	71,712,674	(47,011,244)

Class K
Capital shares sold [ 177,907 and 189,261 shares, respectively ]	2,196,670	2,072,060
Capital shares issued in reinvestment of dividends and distributions [ 614,805 and 538,269 shares, respectively ]	7,191,561	6,043,467
Capital shares repurchased [ (862,627) and (1,060,275) shares, respectively ]	(10,616,106)	(11,575,834)

Total Class K transactions	(1,227,875)	(3,460,307)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	85,953,022	(49,668,854)

TOTAL INCREASE (DECREASE) IN NET ASSETS	202,905,983	254,301,376
NET ASSETS:
Beginning of year	9,061,748,545	8,807,447,169

End of year	$9,264,654,528	$9,061,748,545

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2021		2020		2019		2018		2017
Net asset value, beginning of year	$11.51		$11.09		$9.99		$11.49		$10.58

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.09		0.14		0.12		0.10
Net realized and unrealized gain (loss)	1.35		1.41		1.83		(0.87)		1.47

Total from investment operations	1.43		1.50		1.97		(0.75)		1.57

Less distributions:
Dividends from net investment income	(0.42)		(0.27)		(0.17)		(0.18)		(0.16)
Distributions from net realized gains	(0.92)		(0.81)		(0.70)		(0.57)		(0.50)

Total dividends and distributions	(1.34)		(1.08)		(0.87)		(0.75)		(0.66)

Net asset value, end of year	$11.60		$11.51		$11.09		$9.99		$11.49

Total return	12.68%		14.05%		20.01%		(6.84)%		14.94%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$238,508		$220,775		$212,498		$189,592		$225,874
Ratio of expenses to average net assets (f):	0.48	%(j)	0.49	%(k)	0.49	%(m)	0.50	%(n)	0.51	%(o)
Ratio of net investment income (loss) to average net assets (f)(x):	0.65%		0.79%		1.26%		1.01%		0.86%
Portfolio turnover rate^	23%		21%		12%		11%		8%

	Year Ended December 31,
Class B	2021		2020		2019		2018		2017
Net asset value, beginning of year	$11.52		$11.09		$9.99		$11.49		$10.59

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.08		0.09		0.13		0.12		0.10
Net realized and unrealized gain (loss)	1.35		1.42		1.84		(0.87)		1.46

Total from investment operations	1.43		1.51		1.97		(0.75)		1.56

Less distributions:
Dividends from net investment income	(0.42)		(0.27)		(0.17)		(0.18)		(0.16)
Distributions from net realized gains	(0.92)		(0.81)		(0.70)		(0.57)		(0.50)

Total dividends and distributions	(1.34)		(1.08)		(0.87)		(0.75)		(0.66)

Net asset value, end of year	$11.61		$11.52		$11.09		$9.99		$11.49

Total return	12.67%		14.13%		20.01%		(6.84)%		14.83%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,960,367		$8,774,906		$8,527,658		$7,894,299		$9,410,038
Ratio of expenses to average net assets (f):	0.48	%(j)	0.49	%(k)	0.49	%(m)	0.50	%(n)	0.51	%(o)
Ratio of net investment income (loss) to average net assets (f)(x):	0.63%		0.79%		1.22%		1.01%		0.85%
Portfolio turnover rate^	23%		21%		12%		11%		8%

See Notes to Financial Statements.

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EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2021		2020		2019		2018		2017
Net asset value, beginning of year	$11.52		$11.09		$9.99		$11.49		$10.58

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.11		0.16		0.14		0.13
Net realized and unrealized gain (loss)	1.35		1.43		1.84		(0.86)		1.47

Total from investment operations	1.46		1.54		2.00		(0.72)		1.60

Less distributions:
Dividends from net investment income	(0.45)		(0.30)		(0.20)		(0.21)		(0.19)
Distributions from net realized gains	(0.92)		(0.81)		(0.70)		(0.57)		(0.50)

Total dividends and distributions	(1.37)		(1.11)		(0.90)		(0.78)		(0.69)

Net asset value, end of year	$11.61		$11.52		$11.09		$9.99		$11.49

Total return	12.95%		14.38%		20.29%		(6.58)%		15.21%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$65,780		$66,068		$67,291		$62,847		$79,342
Ratio of expenses to average net assets (f):	0.23	%(j)	0.24	%(k)	0.24	%(m)	0.25	%(n)	0.26	%(o)
Ratio of net investment income (loss) to average net assets (f)(x):	0.87%		0.99%		1.42%		1.24%		1.11%
Portfolio turnover rate^	23%		21%		12%		11%		8%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class A, 1.09% for Class B and 0.84% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class A, 1.12% for Class B and 0.87% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.11% for Class A, 1.11% for Class B and 0.86% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.13% for Class A, 1.13% for Class B and 0.88% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class A, 1.14% for Class B and 0.89% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/21

	1 Year	5 Years	10 Years
Portfolio – Class A Shares	17.14%	12.85%	11.45%
Portfolio – Class B Shares	17.14	12.85	11.45
Portfolio – Class K Shares	17.41	13.14	11.73
EQ/Aggressive Allocation Index	18.90	13.24	12.31
S&P 500® Index	28.71	18.47	16.55
Bloomberg U.S. Intermediate Government Bond Index	(1.69)	2.32	1.68

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 17.14% for the year ended December 31, 2021. This compares to the returns of the following benchmarks over the same period: the EQ/Aggressive Allocation Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned 18.90%, 28.71% and (1.69)%, respectively.

Portfolio Highlights

The Portfolio is allocated to underlying portfolios invested in bonds, and global stocks. In 2021, the world continued its battle with COVID-19, while adjusting to an inflation spike, ongoing global trade supply chain pressures, a moderating economic outlook for China, and continued political tension in the U.S. and elsewhere. The Portfolio targets an approximate allocation of 90% in equities and 10% in bonds, which generated an attractive positive return in 2021, in line with the asset class performance detailed below.

Details by sector:

The Portfolio’s developed-world stock allocation contributed most significantly to return, as companies benefited from the rollout of vaccines to the biggest economies, strong consumer demand for goods in the U.S., and continued low borrowing costs around the globe. In the Portfolio, a range of large-cap U.S. equity portfolios featuring a managed-volatility strategy contributed the bulk of positive gains. International and domestic small-cap holdings made less of a positive impact on return, since these sectors underperformed compared to domestic large-cap equities.

The Portfolio’s fixed-income allocation produced a slight negative return for the year, as worries about the global economic outlook — mainly the persistence of the pandemic, uneven vaccine distribution and expectations about the probable future impact of two years of fiscal stimulus on inflation — drove short-term rates upward while long-term rates fell. Against this backdrop, 1290 VT DoubleLine Opportunistic Bond Portfolio and EQ/PIMCO Ultra Short Bond Portfolio fell only marginally, providing some cushion from the fixed-income market’s overall negative tone. Among bond holdings with a more significant negative contribution to returns were EQ/Intermediate Government Bond Portfolio and EQ/Core Bond Index Portfolio.

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2021
Equity	91.5%
Fixed Income	8.5

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2021
ATM Large Cap Managed Volatility Portfolio	22.8%
ATM International Managed Volatility Portfolio	9.8
ATM Small Cap Managed Volatility Portfolio	8.5
EQ/Large Cap Core Managed Volatility Portfolio	5.8
EQ/MFS International Growth Portfolio	4.4
EQ/Large Cap Value Managed Volatility Portfolio	4.2
EQ/Global Equity Managed Volatility Portfolio	4.1
EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.7
EQ/AB Small Cap Growth Portfolio	3.3
EQ/International Value Managed Volatility Portfolio	2.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period* 7/1/21 - 12/31/21
Class A
Actual	$1,000.00	$1,038.00	$2.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.81	2.42
Class B
Actual	1,000.00	1,038.00	2.44
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.81	2.42
Class K
Actual	1,000.00	1,039.00	1.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.08	1.14

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.47%, 0.47% and 0.22%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2021

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Equity (91.5%)
1290 VT Equity Income Portfolio‡	17,240,424	$89,367,142
1290 VT GAMCO Small Company Value Portfolio‡	1,196,700	88,126,692
1290 VT Micro Cap Portfolio‡	3,735,387	42,407,052
1290 VT Small Cap Value Portfolio‡	3,351,454	40,537,857
ATM International Managed Volatility Portfolio‡	33,546,431	375,197,725
ATM Large Cap Managed Volatility Portfolio‡	51,865,792	875,638,883
ATM Mid Cap Managed Volatility Portfolio‡	6,763,819	59,618,413
ATM Small Cap Managed Volatility Portfolio‡	25,743,223	324,810,764
EQ/AB Small Cap Growth Portfolio*‡	6,158,912	128,203,208
EQ/American Century Mid Cap Value Portfolio‡	466,461	11,655,278
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	12,697,282	142,132,157
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	3,293,891	52,814,794
EQ/Global Equity Managed Volatility Portfolio‡	8,697,328	158,984,921
EQ/International Core Managed Volatility Portfolio‡	7,275,470	84,047,224
EQ/International Equity Index Portfolio‡	701,168	7,557,192
EQ/International Value Managed Volatility Portfolio‡	7,567,594	105,538,557
EQ/Janus Enterprise Portfolio‡	717,483	17,754,302
EQ/JPMorgan Value Opportunities Portfolio‡	3,645,710	72,630,127
EQ/Large Cap Core Managed Volatility Portfolio‡	17,361,319	221,982,652
EQ/Large Cap Growth Index Portfolio‡	257,439	6,483,816
EQ/Large Cap Value Managed Volatility Portfolio‡	7,996,105	159,725,779

EQ/Loomis Sayles Growth Portfolio*‡	6,552,203	76,972,839
EQ/MFS International Growth Portfolio‡	20,467,999	169,884,885
EQ/Morgan Stanley Small Cap Growth Portfolio‡	8,541,238	85,917,970
EQ/T. Rowe Price Growth Stock Portfolio‡	300,046	23,478,569
EQ/Value Equity Portfolio‡	4,215,733	95,415,256

Total Equity		3,516,884,054

Fixed Income (8.5%)
1290 Diversified Bond Fund‡	1,142,843	12,148,419
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,493,582	25,085,220
1290 VT High Yield Bond Portfolio‡	602,529	5,840,483
EQ/Core Bond Index Portfolio‡	4,962,961	49,866,898
EQ/Core Plus Bond Portfolio‡	4,176,161	16,947,227
EQ/Intermediate Government Bond Portfolio‡	6,318,709	65,023,895
EQ/Long-Term Bond Portfolio‡	7,413,288	72,818,041
EQ/PIMCO Ultra Short Bond Portfolio‡	3,071,820	30,091,180
EQ/Quality Bond PLUS Portfolio‡	2,193,427	18,749,366
Multimanager Core Bond Portfolio‡	3,015,183	29,846,836

Total Fixed Income		326,417,565

Total Investments in Securities (100.0%) (Cost $2,757,456,110)		3,843,301,619
Other Assets Less Liabilities (0.0%)		1,434,806

Net Assets (100%)		$3,844,736,425

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2021, were as follows:

Security Description	Shares at December 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	17,240,424	77,069,461	1,536,816	(7,706,682)	414,840	18,052,707	89,367,142	1,466,031	—
1290 VT GAMCO Small Company Value Portfolio	1,196,700	82,026,980	6,740,117	(13,622,730)	6,708,890	6,273,435	88,126,692	686,352	5,989,416
1290 VT Micro Cap Portfolio	3,735,387	42,251,345	11,495,160	(4,789,915)	690,777	(7,240,315)	42,407,052	7,821	11,441,458
1290 VT Small Cap Value Portfolio	3,351,454	32,495,873	6,125,728	(4,353,095)	540,579	5,728,772	40,537,857	479,148	5,606,981
ATM International Managed Volatility Portfolio	33,546,431	372,086,557	32,687,479	(36,908,555)	2,931,997	4,400,247	375,197,725	10,890,492	21,458,378
ATM Large Cap Managed Volatility Portfolio	51,865,792	751,897,131	102,200,357	(76,717,834)	7,583,595	90,675,634	875,638,883	5,898,704	95,653,623

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

Investments in companies which were affiliates for the year ended December 31, 2021, were as follows:

Security Description	Shares at December 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Mid Cap Managed Volatility Portfolio	6,763,819	54,525,462	7,348,936	(7,252,603)	56,601	4,940,017	59,618,413	359,644	6,941,277
ATM Small Cap Managed Volatility Portfolio	25,743,223	314,955,673	54,415,054	(35,209,621)	3,124,380	(12,474,722)	324,810,764	1,878,996	52,264,616
EQ/AB Small Cap Growth Portfolio*	6,158,912	130,570,987	20,885,764	(19,314,531)	1,892,510	(5,831,522)	128,203,208	—	20,758,857
EQ/American Century Mid Cap Value Portfolio	466,461	10,082,477	1,400,170	(741,730)	65,593	848,768	11,655,278	149,850	1,242,896
EQ/ClearBridge Select Equity Managed Volatility Portfolio	12,697,282	—	145,976,675	(706,964)	(3,370)	(3,134,184)	142,132,157	673,074	3,073,292
EQ/Franklin Small Cap Value Managed Volatility Portfolio	3,293,891	51,878,417	10,023,350	(8,965,935)	1,207,364	(1,328,402)	52,814,794	314,136	9,662,685
EQ/Global Equity Managed Volatility Portfolio	8,697,328	148,122,287	29,587,438	(12,446,444)	1,068,592	(7,346,952)	158,984,921	1,723,240	27,752,329
EQ/International Core Managed Volatility Portfolio	7,275,470	83,708,276	9,115,468	(8,140,480)	1,755,804	(2,391,844)	84,047,224	2,110,841	6,932,204
EQ/International Equity Index Portfolio	701,168	7,423,418	255,848	(644,446)	319,009	203,363	7,557,192	253,372	—
EQ/International Value Managed Volatility Portfolio	7,567,594	105,411,687	8,358,718	(11,028,663)	(27,868)	2,824,683	105,538,557	2,538,684	5,713,612
EQ/Janus Enterprise Portfolio	717,483	16,488,020	1,810,734	(1,483,460)	131,109	807,899	17,754,302	49,660	1,746,224
EQ/JPMorgan Value Opportunities Portfolio	3,645,710	65,191,262	14,253,391	(7,577,792)	2,172,496	(1,409,230)	72,630,127	629,629	13,553,473
EQ/Large Cap Core Managed Volatility Portfolio	17,361,319	190,392,961	30,757,162	(18,809,018)	1,946,348	17,695,199	221,982,652	1,282,676	29,307,521
EQ/Large Cap Growth Index Portfolio	257,439	8,170,254	526,185	(3,850,000)	2,428,700	(791,323)	6,483,816	15,317	510,868
EQ/Large Cap Growth Managed Volatility Portfolio	—	128,457,039	2,606,265	(157,059,218)	111,192,618	(85,196,704)	—	—	2,489,273
EQ/Large Cap Value Managed Volatility Portfolio	7,996,105	146,072,115	18,134,046	(20,929,904)	4,312,614	12,136,908	159,725,779	1,777,499	16,229,828
EQ/Loomis Sayles Growth Portfolio*	6,552,203	73,379,978	7,366,718	(7,899,242)	1,008,335	3,117,050	76,972,839	—	7,310,135
EQ/MFS International Growth Portfolio	20,467,999	172,521,850	21,426,810	(18,660,525)	1,955,859	(7,359,109)	169,884,885	776,897	20,510,817
EQ/Morgan Stanley Small Cap Growth Portfolio	8,541,238	101,266,906	42,250,870	(21,808,720)	5,001,543	(40,792,629)	85,917,970	194,796	41,963,817
EQ/T. Rowe Price Growth Stock Portfolio	300,046	23,637,488	1,965,509	(3,353,587)	1,463,432	(234,273)	23,478,569	112	1,934,213
EQ/Value Equity Portfolio (a)	4,215,733	89,773,929	17,310,892	(15,972,238)	5,418,525	(1,115,852)	95,415,256	818,978	16,419,150
Fixed Income
1290 Diversified Bond Fund	1,142,843	—	12,619,544	—	—	(471,125)	12,148,419	319,544	—

See Notes to Financial Statements.

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EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

Investments in companies which were affiliates for the year ended December 31, 2021, were as follows:

Security Description	Shares at December 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio,	2,493,582	23,058,359	4,999,099	(2,354,079)	902	(619,061)	25,085,220	552,450	23,878
1290 VT High Yield Bond Portfolio	602,529	4,713,925	1,161,157	—	—	(34,599)	5,840,483	261,157	—
EQ/Core Bond Index Portfolio	4,962,961	81,662,414	10,102,559	(39,264,939)	939,968	(3,573,104)	49,866,898	834,686	292,357
EQ/Core Plus Bond Portfolio	4,176,161	—	17,521,279	(94,262)	(156)	(479,634)	16,947,227	258,335	162,638
EQ/Intermediate Government Bond Portfolio	6,318,709	107,250,630	8,741,813	(47,917,187)	377,534	(3,428,895)	65,023,895	625,088	517,250
EQ/Long-Term Bond Portfolio	7,413,288	—	73,203,297	(377,048)	(2)	(8,206)	72,818,041	221,180	889
EQ/PIMCO Ultra Short Bond Portfolio	3,071,820	36,118,325	7,385,192	(13,148,833)	(32,027)	(231,477)	30,091,180	195,901	—
EQ/Quality Bond PLUS Portfolio	2,193,427	15,568,633	5,436,468	(1,612,349)	(120)	(643,266)	18,749,366	189,164	131,958
Multimanager Core Bond Portfolio	3,015,183	26,226,822	6,959,913	(2,482,968)	167	(857,098)	29,846,836	515,798	20,850

Total		3,574,456,941	754,691,981	(633,205,597)	166,647,138	(19,288,844)	3,843,301,619	38,949,252	427,616,763

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$12,148,419	$3,831,153,200	$—	$3,843,301,619

Total Assets	$12,148,419	$3,831,153,200	$—	$3,843,301,619

Total Liabilities	$—	$—	$—	$—

Total	$12,148,419	$3,831,153,200	$—	$3,843,301,619

The Portfolio held no derivatives contracts during the year ended December 31, 2021.

Investment security transactions for the year ended December 31, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$754,691,981
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$633,205,597

See Notes to Financial Statements.

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EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

As of December 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,065,022,669
Aggregate gross unrealized depreciation	(9,151,418)

Net unrealized appreciation	$1,055,871,251

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,787,430,368

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2021

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,757,456,110)	$3,843,301,619
Cash	2,846,553
Receivable for securities sold	577,717
Receivable for Portfolio shares sold	346,540
Other assets	14,187

Total assets	3,847,086,616

LIABILITIES
Distribution fees payable – Class B	775,624
Payable for Portfolio shares redeemed	721,650
Administrative fees payable	378,590
Investment management fees payable	309,978
Distribution fees payable – Class A	19,897
Trustees’ fees payable	1,724
Accrued expenses	142,728

Total liabilities	2,350,191

NET ASSETS	$3,844,736,425

Net assets were comprised of:
Paid in capital	$2,431,179,227
Total distributable earnings (loss)	1,413,557,198

Net assets	$3,844,736,425

Class A
Net asset value, offering and redemption price per share, $94,815,511 / 7,578,506 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.51

Class B
Net asset value, offering and redemption price per share, $3,712,223,296 / 296,650,874 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.51

Class K
Net asset value, offering and redemption price per share, $37,697,618 / 3,010,247 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.52

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$38,949,252
Interest	1,085

Total income	38,950,337

EXPENSES
Distribution fees – Class B	9,179,245
Administrative fees	4,498,725
Investment management fees	3,667,633
Distribution fees – Class A	233,494
Professional fees	201,761
Custodian fees	192,001
Printing and mailing expenses	171,608
Trustees’ fees	116,420
Miscellaneous	56,317

Total expenses	18,317,204

NET INVESTMENT INCOME (LOSS)	20,633,133

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	166,647,138
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	427,616,763

Net realized gain (loss)	594,263,901

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(19,288,844)

NET REALIZED AND UNREALIZED GAIN (LOSS)	574,975,057

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$595,608,190

See Notes to Financial Statements.

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EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2021	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,633,133	$22,647,987
Net realized gain (loss)	594,263,901	342,746,965
Net change in unrealized appreciation (depreciation)	(19,288,844)	103,528,390

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	595,608,190	468,923,342

Distributions to shareholders:
Class A	(11,049,016)	(7,620,328)
Class B	(429,413,734)	(305,521,696)
Class K	(4,439,858)	(3,264,679)

Total distributions to shareholders	(444,902,608)	(316,406,703)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 594,320 and 585,532 shares, respectively ]	7,853,528	6,435,309
Capital shares issued in reinvestment of dividends and distributions [ 881,327 and 660,392 shares, respectively ]	11,049,016	7,620,328
Capital shares repurchased [ (997,361) and (1,342,563) shares, respectively ]	(13,141,127)	(14,462,292)

Total Class A transactions	5,761,417	(406,655)

Class B
Capital shares sold [ 5,736,321 and 6,785,997 shares, respectively ]	75,835,000	73,506,851
Capital shares issued in reinvestment of dividends and distributions [ 34,248,696 and 26,466,294 shares, respectively ]	429,413,734	305,521,696
Capital shares repurchased [ (29,709,629) and (33,026,302) shares, respectively ]	(392,238,519)	(363,909,207)

Total Class B transactions	113,010,215	15,119,340

Class K
Capital shares sold [ 214,121 and 392,765 shares, respectively ]	2,837,868	3,997,118
Capital shares issued in reinvestment of dividends and distributions [ 353,704 and 282,292 shares, respectively ]	4,439,858	3,264,679
Capital shares repurchased [ (553,667) and (546,489) shares, respectively ]	(7,355,035)	(5,943,156)

Total Class K transactions	(77,309)	1,318,641

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	118,694,323	16,031,326

TOTAL INCREASE (DECREASE) IN NET ASSETS	269,399,905	168,547,965
NET ASSETS:
Beginning of year	3,575,336,520	3,406,788,555

End of year	$3,844,736,425	$3,575,336,520

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Year Ended December 31,
	2021		2020		2019		2018		2017
Net asset value, beginning of year	$12.06		$11.50		$10.14		$11.99		$10.55

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.08		0.13		0.12		0.10
Net realized and unrealized gain (loss)	1.95		1.61		2.31		(1.11)		1.90

Total from investment operations	2.02		1.69		2.44		(0.99)		2.00

Less distributions:
Dividends from net investment income	(0.53)		(0.31)		(0.18)		(0.19)		(0.17)
Distributions from net realized gains	(1.04)		(0.82)		(0.90)		(0.67)		(0.39)

Total dividends and distributions	(1.57)		(1.13)		(1.08)		(0.86)		(0.56)

Net asset value, end of year	$12.51		$12.06		$11.50		$10.14		$11.99

Total return	17.14%		15.41%		24.46%		(8.72)%		19.17%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$94,816		$85,610		$82,758		$73,762		$83,800
Ratio of expenses to average net assets: (f)	0.48	%(j)	0.50	%(k)	0.50	%(k)	0.51	%(m)	0.52	%(n)
Ratio of net investment income (loss) to average net assets: (f)(x)	0.55%		0.70%		1.12%		0.98%		0.88%
Portfolio turnover rate^	17%		16%		11%		11%		8%

Class B	Year Ended December 31,
	2021		2020		2019		2018		2017
Net asset value, beginning of year	$12.06		$11.50		$10.14		$11.99		$10.55

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.08		0.13		0.11		0.10
Net realized and unrealized gain (loss)	1.95		1.61		2.31		(1.10)		1.90

Total from investment operations	2.02		1.69		2.44		(0.99)		2.00

Less distributions:
Dividends from net investment income	(0.53)		(0.31)		(0.18)		(0.19)		(0.17)
Distributions from net realized gains	(1.04)		(0.82)		(0.90)		(0.67)		(0.39)

Total dividends and distributions	(1.57)		(1.13)		(1.08)		(0.86)		(0.56)

Net asset value, end of year	$12.51		$12.06		$11.50		$10.14		$11.99

Total return	17.14%		15.41%		24.46%		(8.72)%		19.17%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,712,223		$3,453,575		$3,291,046		$2,902,334		$3,459,262
Ratio of expenses to average net assets: (f)	0.48	%(j)	0.50	%(k)	0.50	%(k)	0.51	%(m)	0.52	%(n)
Ratio of net investment income (loss) to average net assets: (f)(x)	0.55%		0.71%		1.14%		0.94%		0.86%
Portfolio turnover rate^	17%		16%		11%		11%		8%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Year Ended December 31,
	2021		2020		2019		2018		2017
Net asset value, beginning of year	$12.07		$11.50		$10.14		$11.99		$10.55

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.11		0.16		0.14		0.13
Net realized and unrealized gain (loss)	1.96		1.62		2.30		(1.10)		1.90

Total from investment operations	2.06		1.73		2.46		(0.96)		2.03

Less distributions:
Dividends from net investment income	(0.57)		(0.34)		(0.20)		(0.22)		(0.20)
Distributions from net realized gains	(1.04)		(0.82)		(0.90)		(0.67)		(0.39)

Total dividends and distributions	(1.61)		(1.16)		(1.10)		(0.89)		(0.59)

Net asset value, end of year	$12.52		$12.07		$11.50		$10.14		$11.99

Total return	17.41%		15.75%		24.74%		(8.46)%		19.44%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$37,698		$36,152		$32,984		$30,292		$36,843
Ratio of expenses to average net assets: (f)	0.23	%(j)	0.25	%(k)	0.25	%(k)	0.26	%(m)	0.27	%(n)
Ratio of net investment income (loss) to average net assets: (f)(x)	0.78%		0.97%		1.38%		1.15%		1.13%
Portfolio turnover rate^	17%		16%		11%		11%		8%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class A, 1.12% for Class B and 0.87% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.16% for Class A, 1.16% for Class B and 0.91% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.17% for Class A, 1.17% for Class B and 0.92% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.18% for Class A, 1.18% for Class B and 0.93% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/CORE PLUS BOND PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AXA Investment Managers, Inc.
➢	Brandywine Global Investment Management, LLC
➢	Loomis, Sayles & Company, L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/21

	1 Year	5 Years	10 Years
Portfolio – Class A Shares	(1.76)%	4.17%	2.98%
Portfolio – Class B Shares	(1.53)	4.19	2.98
Portfolio – Class K Shares	(1.29)	4.46	3.28
Bloomberg U.S. Aggregate Bond Index	(1.54)	3.57	2.90

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned (1.53)% for the year ended December 31, 2021. This compares to the Portfolio’s benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned (1.54)% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Allocation decisions and contributions from yield curve positioning contributed the most to performance.

•	Portfolio performance benefited from participating in multiple new issues which performed well post pricing.

•	Underweight exposure to agency securitized positively contributed as mortgages underperformed duration matched risk-free assets.

•

The U.S. dollar’s rise during the period put downward pressure on most currencies, including those considered safe havens, such as the euro. The Portfolio’s short futures position was additive on a relative basis.

•

Other short developed market currency allocations, such as the Swiss franc and Japanese yen, were also additive off of the appreciation of the U.S. dollar. These positions were initiated through currency forwards.

•

Shorts of select developed market sovereigns, such as Canada and United Kingdom, were a positive for the year. The positions were enacted through futures and were tactically placed at the start of the period when increased risks from the pandemic, renewed lockdowns and fresh travel restrictions impacted investor sentiment.

What hurt performance during the year:

•	The Portfolio experienced negative security selection within the highest yielding portion of the market.

•

The Portfolio was also negatively impacted by an underweight positioning to the riskiest and highest yielding credits in the market, which contributed a large portion of the market’s return despite their smaller weight in the market.

•	Issue selection in agency backed securitized assets detracted from results during the period.

•

The position in Mexican bonos was a detractor. The securities jumped early in the year as natural gas shortages due to cold weather caused concerns by investors about its impact on the country’s key manufacturing sector. Further yield increases occurred as emerging market bonds came under pressure as U.S. yields rose during the period, pushing those securities where investors required a premium.

EQ/CORE PLUS BOND PORTFOLIO (Unaudited)

•

Brazilian government bonds, another emerging market security, also negatively impacted performance as the country dealt with rising inflation and political uncertainty ahead of next year’s presidential election.

•

Among currencies, the Chilean peso was a notable detractor. A surge in inflation, as well as political events during the period, weighed on the Latin American currency. The annual inflation rate was the highest in over a decade, requiring the country’s central bank to aggressively raise rates in an attempt to reign in rising prices. Additionally, the country elected a left-wing former student activist as president, whose anti-capitalist turn has investors concerned about the world’s largest copper producer.

•

Other emerging market currencies, such as the Colombian peso and Polish zloty, negatively impacted performance. The former was impacted by a drop in economic activity off a rise in COVID cases in the region. Meanwhile, the zloty was weighed down by the country’s central bank maintaining its dovish stance for most of the period.

Portfolio Characteristics As of December 31, 2021
Weighted Average Life (Years)	7.92
Weighted Average Coupon (%)	2.73
Weighted Average Modified Duration (Years)*	4.13
Weighted Average Rating**	AA

* Modified duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2021	% of Net Assets
U.S. Treasury Obligations	37.1%
Financials	13.7
Foreign Government Securities	11.9
Mortgage-Backed Securities	5.6
Asset-Backed Securities	5.3
Industrials	4.6
Commercial Mortgage-Backed Securities	4.2
Information Technology	3.2
Energy	3.1
Consumer Discretionary	2.9
Health Care	2.2
Real Estate	2.0
Communication Services	1.7
Consumer Staples	1.5
Materials	1.4
Utilities	1.1
Cash and Other	(1.5)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

EQ/CORE PLUS BOND PORTFOLIO (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period* 7/1/21 - 12/31/21
Class A
Actual	$1,000.00	$983.37	$4.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.38	4.87
Class B
Actual	1,000.00	985.68	4.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.38	4.87
Class K
Actual	1,000.00	988.15	3.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.64	3.60

* Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratio of 0.96%, 0.96% and 0.71%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2021

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.3%)
Affirm Asset Securitization Trust,
Series 2021-B A 1.030%, 8/17/26§	$340,000	$337,320
American Credit Acceptance Receivables Trust,
Series 2020-2 B 2.480%, 9/13/24§	74,642	74,856
Series 2020-4 C 1.310%, 12/14/26§	115,000	115,073
Series 2021-3 B 0.660%, 2/13/26§	330,000	328,067
Series 2021-3 C 0.980%, 11/15/27§	710,000	701,391
AmeriCredit Automobile Receivables Trust,
Series 2020-1 A3 1.110%, 8/19/24	279,578	280,184
Series 2020-2 B 0.970%, 2/18/26	15,000	14,976
Series 2020-3 C 1.060%, 8/18/26	35,000	34,893
Series 2021-2 B 0.690%, 1/19/27	190,000	187,543
Series 2021-3 C 1.410%, 8/18/27	425,000	420,786
Aqua Finance Trust,
Series 2021-A A 1.540%, 7/17/46§	433,936	429,264
Avid Automobile Receivables Trust,
Series 2021-1 A 0.610%, 1/15/25§	454,339	453,551
Canadian Pacer Auto Receivables Trust,
Series 2021-1A A3 0.500%, 10/20/25§	700,000	692,736
CarMax Auto Owner Trust,
Series 2021-3 A3 0.550%, 6/15/26	1,170,000	1,159,476
Series 2021-4 A3 0.560%, 9/15/26	560,000	552,582
Carvana Auto Receivables Trust,
Series 2021-N2 B 0.750%, 3/10/28	110,000	109,433
Series 2021-N4 C 1.720%, 9/11/28	245,000	244,641
Series 2021-P3 A3 0.700%, 11/10/26	665,000	656,368
Series 2021-P4 A3 1.310%, 1/11/27	865,000	864,457
CNH Equipment Trust,
Series 2020-A A3 1.160%, 6/16/25	61,166	61,365
Commonbond Student Loan Trust,
Series 2021-BGS A 1.170%, 9/25/51§	572,363	560,835
Credit Acceptance Auto Loan Trust,
Series 2020-1A A 2.010%, 2/15/29§	625,000	630,211
Series 2021-3A A 1.000%, 5/15/30§	250,000	247,586
Series 2021-4 A 1.260%, 10/15/30§	455,000	451,115
Donlen Fleet Lease Funding LLC,
Series 2021-2 A2 0.560%, 12/11/34§	380,000	377,952
Drive Auto Receivables Trust,
Series 2021-1 B 0.650%, 7/15/25	195,000	194,909
Series 2021-2 B 0.580%, 12/15/25	585,000	580,519
Series 2021-3 B 1.110%, 5/15/26	375,000	373,271
DT Auto Owner Trust,
Series 2020-2A A 1.140%, 1/16/24§	4,632	4,636
Series 2020-2A C 3.280%, 3/16/26§	80,000	82,283
Series 2021-1A B 0.620%, 9/15/25§	40,000	39,807
Series 2021-2A B 0.810%, 1/15/27§	145,000	144,594
Series 2021-3A A 0.330%, 4/15/25§	1,202,514	1,199,849
Series 2021-4A C 1.500%, 9/15/27§	155,000	153,962
Enterprise Fleet Financing LLC,
Series 2021-2 A2 0.480%, 5/20/27§	780,000	772,839
Exeter Automobile Receivables Trust,
Series 2020-2A C 3.280%, 5/15/25§	110,000	111,924
Series 2021-1A B 0.500%, 2/18/25	60,000	59,962
Series 2021-2A B 0.570%, 9/15/25	170,000	169,170
Series 2021-3A B 0.690%, 1/15/26	635,000	629,972
Series 2021-4A B 1.050%, 5/15/26	585,000	583,292
First Investors Auto Owner Trust,
Series 2019-2A A 2.210%, 9/16/24§	26,829	26,880
Flagship Credit Auto Trust,
Series 2020-2 C 3.800%, 4/15/26§	60,000	61,462
Series 2020-4 C 1.280%, 2/16/27§	65,000	64,973
Series 2021-1 B 0.680%, 2/16/27§	100,000	99,157
Series 2021-2 B 0.930%, 6/15/27§	145,000	143,594
Series 2021-3 B 0.950%, 7/15/27§	1,065,000	1,045,794
Ford Credit Auto Owner Trust,
Series 2020-A A3 1.040%, 8/15/24	77,839	78,110
Series 2021-1 A 1.370%, 10/17/33§	275,000	271,862
Foursight Capital Automobile Receivables Trust,
Series 2021-2 A3 0.810%, 5/15/26§	895,000	885,568
FREED ABS Trust,
Series 2021-3FP A 0.620%, 11/20/28§	185,555	185,458

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

	Principal Amount	Value (Note 1)
GLS Auto Receivables Issuer Trust,
Series 2020-4A C 1.140%, 11/17/25§	$55,000	$55,003
Series 2021-1A B 0.820%, 4/15/25§	145,000	144,802
Series 2021-3A B 0.780%, 11/17/25§	430,000	425,334
Series 2021-4A B 1.530%, 4/15/26§	800,000	799,239
GLS Auto Receivables Trust,
Series 2021-2A B 0.770%, 9/15/25§	335,000	332,520
GM Financial Automobile Leasing Trust,
Series 2021-3 A3 0.390%, 10/21/24	1,510,000	1,498,604
GM Financial Consumer Automobile Receivables Trust,
Series 2019-4 A3 1.750%, 7/16/24	36,680	36,887
Series 2020-1 A3 1.840%, 9/16/24	54,463	54,873
Series 2021-2 A2 0.270%, 6/17/24	256,625	256,591
Series 2021-4 A2 0.280%, 11/18/24	535,000	533,568
GM Financial Revolving Receivables Trust,
Series 2021-1 A 1.170%, 6/12/34§	195,000	191,175
Harley-Davidson Motorcycle Trust,
Series 2021-B A2 0.240%, 12/16/24	342,342	341,939
Series 2021-B A3 0.560%, 11/16/26	750,000	742,665
Honda Auto Receivables Owner Trust,
Series 2019-3 A4 1.850%, 8/15/25	70,000	70,807
Series 2020-2 A3 0.820%, 7/15/24	108,984	109,194
Hyundai Auto Receivables Trust,
Series 2021-B A2 0.240%, 5/15/24	1,170,000	1,168,434
Marlette Funding Trust,
Series 2021-3A A 0.650%, 12/15/31§	479,548	478,115
Mercedes-Benz Auto Lease Trust,
Series 2021-B A3 0.400%, 11/15/24	510,000	506,142
Mercedes-Benz Auto Receivables Trust,
Series 2021-1 A3 0.460%, 6/15/26	675,000	666,833
Navient Private Education Refi Loan Trust,
Series 2019-GA A 2.400%, 10/15/68§	121,372	122,780
Series 2021-EA A 0.970%, 12/16/69§	1,365,379	1,326,877
New Economy Assets Phase 1 Sponsor LLC,
Series 2021-1 A1 1.910%, 10/20/61§	695,000	681,654
NextGear Floorplan Master Owner Trust,
Series 2021-1A A 0.850%, 7/15/26§	1,215,000	1,195,677
Nissan Auto Receivables Owner Trust,
Series 2019-C A3 1.930%, 7/15/24	71,623	72,155
Onemain Financial Issuance Trust,
Series 2018-1A A 3.300%, 3/14/29§	83,841	83,957
Prestige Auto Receivables Trust,
Series 2020-1A C 1.310%, 11/16/26§	260,000	259,863
Series 2021-1A C 1.530%, 2/15/28§	350,000	347,073
Santander Consumer Auto Receivables Trust,
Series 2020-AA C 3.710%, 2/17/26§	50,000	51,419
Santander Drive Auto Receivables Trust,
Series 2019-2 C 2.900%, 10/15/24	258,623	259,948
Series 2020-2 B 0.960%, 11/15/24	18,899	18,923
Series 2020-4 C 1.010%, 1/15/26	40,000	40,066
Series 2021-2 C 0.900%, 6/15/26	235,000	234,239
Series 2021-3 B 0.600%, 12/15/25	770,000	766,889
Series 2021-3 C 0.950%, 9/15/27	635,000	625,716
Series 2021-4 B 0.880%, 6/15/26	595,000	590,314
Santander Retail Auto Lease Trust,
Series 2021-C A2 0.290%, 1/22/24§	565,000	564,023
SMB Private Education Loan Trust,
Series 2021-D A1A 1.340%, 3/17/53§	386,433	385,504
SoFi Professional Loan Program LLC,
Series 2016-A A2 2.760%, 12/26/36§	65,602	65,859
SoFi Professional Loan Program Trust,
Series 2020-A A2FX 2.540%, 5/15/46§	118,849	120,898
TICP CLO XI Ltd.,
Series 2018-11A E 6.131%, 10/20/31 (l)§	595,000	583,678
Towd Point Mortgage Trust,
Series 2019-2 A2 3.750%, 12/25/58 (l)§	2,120,000	2,257,507
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A 1.350%, 5/25/33§	110,000	109,598
Toyota Auto Receivables Owner Trust,
Series 2020-B A3 1.360%, 8/15/24	56,527	56,814
Series 2021-C A3 0.430%, 1/15/26	745,000	737,006
Westlake Automobile Receivables Trust,
Series 2020-2A A2A 0.930%, 2/15/24§	45,902	45,945
Series 2020-2A C 2.010%, 7/15/25§	195,000	197,148

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

	Principal Amount	Value (Note 1)
Series 2020-3A C 1.240%, 11/17/25§	$35,000	$35,074
Series 2021-1A B 0.640%, 3/16/26§	190,000	189,108
Series 2021-2A B 0.620%, 7/15/26§	240,000	238,004
Series 2021-3A C 1.580%, 1/15/27§	855,000	852,160
World Omni Auto Receivables Trust,
Series 2019-C A3 1.960%, 12/16/24	23,728	23,892
Series 2021-C A2 0.220%, 9/16/24	875,000	873,172
World Omni Select Auto Trust,
Series 2021-A B 0.850%, 8/16/27	300,000	295,596

Total Asset-Backed Securities		40,671,769

Commercial Mortgage-Backed Securities (4.2%)
BANK,
Series 2020-BN27 A5 2.144%, 4/15/63	250,000	250,095
Series 2021-BN34 A5 2.438%, 6/15/63	660,000	673,885
Series 2021-BN36 A5 2.470%, 9/15/64	1,045,000	1,069,648
Series 2021-BN37 A5 2.618%, 11/15/64 (l)	1,310,000	1,357,943
BBCMS Mortgage Trust,
Series 2021-C12 A5 2.689%, 11/15/54	1,495,000	1,543,146
Benchmark Mortgage Trust,
Series 2021-B28 A5 2.224%, 8/15/54	1,550,000	1,551,163
Series 2021-B29 A5 2.388%, 9/15/54	695,000	705,265
Series 2021-B31 A5 2.669%, 12/15/54	605,000	628,836
BPR Trust,
Series 2021-NRD A 1.625%, 12/15/23 (l)§	420,000	418,973
CIM Retail Portfolio Trust,
Series 2021-RETL A 1.510%, 8/15/36 (l)§	125,000	124,688
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4 A 1.090%, 5/15/36 (l)§	2,500,000	2,499,219
CSMC LLC,
Series 2014-USA A1 3.304%, 9/15/37§	272,399	281,036
DROP Mortgage Trust,
Series 2021-FILE A 1.260%, 4/15/26 (l)§	420,000	419,737
FHLMC Multifamily Structured Pass-Through Certificates,
Series K738 A2 1.545%, 1/25/27	250,000	251,013
Series K-F107 AS 0.300%, 3/25/28 (l)	1,300,000	1,300,406
FREMF Mortgage Trust,
Series 2015-K48 B 3.642%, 8/25/48 (l)§	3,000,000	3,163,951
GS Mortgage Securities Corp. II,
Series 2012-BWTR A 2.954%, 11/5/34§	305,000	307,200
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8 C 4.726%, 6/15/51 (l)	1,190,000	1,249,915
Med Trust,
Series 2021-MDLN A 1.060%, 11/15/38 (l)§	385,000	384,163
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C11 A4 4.151%, 8/15/46 (l)	735,000	753,885
Morgan Stanley Capital I Trust,
Series 2020-HR8 A4 2.041%, 7/15/53	275,000	270,986
Series 2021-L7 A5 2.574%, 10/15/54	1,560,000	1,595,976
Motel Trust,
Series 2021-MTL6 A 1.010%, 9/15/38 (l)§	755,000	754,763
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS5 D 4.984%, 1/15/59 (l)	3,000,000	3,103,326
Series 2019-C49 D 3.000%, 3/15/52§	4,810,000	4,304,722
Series 2020-C57 A4 2.118%, 8/15/53	355,000	353,478
Series 2020-C58 A4 2.092%, 7/15/53	100,000	99,113
Series 2021-C60 A4 2.342%, 8/15/54	1,540,000	1,554,528
Series 2021-C61 A4 2.658%, 11/15/54	1,100,000	1,136,323

Total Commercial Mortgage-Backed Securities		32,107,382

Convertible Bonds (0.9%)
Communication Services (0.5%)
Media (0.5%)
DISH Network Corp. 3.375%, 8/15/26	3,745,000	3,544,841

Total Communication Services		3,544,841

Health Care (0.2%)
Health Care Equipment & Supplies (0.2%)
Haemonetics Corp.
(Zero Coupon), 3/1/26§	2,305,000	1,927,268

Total Health Care		1,927,268

Information Technology (0.2%)
Technology Hardware, Storage & Peripherals (0.2%)
Western Digital Corp. 1.500%, 2/1/24 (e)	1,900,000	1,917,812

Total Information Technology		1,917,812

Total Convertible Bonds		7,389,921

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

	Principal Amount	Value (Note 1)
Corporate Bonds (36.5%)
Communication Services (1.2%)
Diversified Telecommunication Services (0.5%)
CCO Holdings LLC 5.500%, 5/1/26§	$124,000	$127,410
4.750%, 3/1/30§	112,000	116,620
4.500%, 5/1/32	283,000	292,169
4.500%, 6/1/33§	324,000	329,962
Iliad Holding SASU 6.500%, 10/15/26§	200,000	209,418
Level 3 Financing, Inc. 5.250%, 3/15/26	254,000	260,032
Lumen Technologies, Inc. 5.125%, 12/15/26§	320,000	333,002
5.375%, 6/15/29§	344,000	344,000
Series G 6.875%, 1/15/28	266,000	296,257
Series W 6.750%, 12/1/23	126,000	135,922
Sprint Capital Corp. 8.750%, 3/15/32	177,000	266,164
Verizon Communications, Inc. 2.100%, 3/22/28	95,000	95,130
Windstream Escrow LLC 7.750%, 8/15/28§	210,000	222,697
Zayo Group Holdings, Inc. 4.000%, 3/1/27§	300,000	296,250
6.125%, 3/1/28§	264,000	260,700

		3,585,733

Entertainment (0.1%)
Lions Gate Capital Holdings LLC 5.500%, 4/15/29§	457,000	466,140
Live Nation Entertainment, Inc. 4.875%, 11/1/24§	266,000	269,325
6.500%, 5/15/27§	200,000	219,022

		954,487

Interactive Media & Services (0.0%)
Rackspace Technology Global, Inc. 5.375%, 12/1/28§	156,000	152,100

Media (0.5%)
Directv Financing LLC 5.875%, 8/15/27§	183,000	187,269
DISH DBS Corp. 5.875%, 7/15/22	81,000	82,215
Gray Escrow II, Inc. 5.375%, 11/15/31§	187,000	191,858
Gray Television, Inc. 5.875%, 7/15/26§	160,000	164,962
4.750%, 10/15/30§	246,000	244,616
McGraw-Hill Education, Inc. 8.000%, 8/1/29§	396,000	392,103
Midas OpCo Holdings LLC 5.625%, 8/15/29§	284,000	290,035
Nexstar Media, Inc. 5.625%, 7/15/27§	445,000	467,250
Outfront Media Capital LLC 5.000%, 8/15/27§	389,000	396,601
Sinclair Television Group, Inc. 5.500%, 3/1/30§	220,000	213,950
Sirius XM Radio, Inc. 3.875%, 9/1/31§	226,000	221,254
TEGNA, Inc. 4.750%, 3/15/26§	354,000	369,045
5.000%, 9/15/29	152,000	155,800
ViacomCBS, Inc. 6.875%, 4/30/36	170,000	244,299
Videotron Ltd. 3.625%, 6/15/29§	150,000	151,500
Ziggo Bond Co. BV 6.000%, 1/15/27§	170,000	175,100
Ziggo BV 5.500%, 1/15/27§	267,000	273,675

		4,221,532

Wireless Telecommunication Services (0.1%)
Sprint Corp. 7.875%, 9/15/23	184,000	202,483
7.625%, 3/1/26	140,000	168,084
Vmed O2 UK Financing I plc 4.750%, 7/15/31§	200,000	204,000

		574,567

Total Communication Services		9,488,419

Consumer Discretionary (2.9%)
Auto Components (0.2%)
Aptiv plc 3.100%, 12/1/51	525,000	500,490
Denso Corp. 1.239%, 9/16/26§	565,000	553,580
Icahn Enterprises LP 6.375%, 12/15/25	170,000	172,550
Real Hero Merger Sub 2, Inc. 6.250%, 2/1/29§	67,000	67,168

		1,293,788

Automobiles (0.7%)
BMW US Capital LLC 0.750%, 8/12/24§	1,225,000	1,209,089
Daimler Finance North America LLC 3.350%, 2/22/23§	245,000	251,605
Ford Motor Co. 6.625%, 10/1/28	80,000	96,300
General Motors Co. 6.800%, 10/1/27	895,000	1,098,916
6.250%, 10/2/43	1,110,000	1,516,373
Hyundai Capital America 0.875%, 6/14/24§	270,000	265,920
3.500%, 11/2/26§	240,000	253,990
2.100%, 9/15/28§	285,000	276,562
Kia Corp. 1.000%, 4/16/24§	200,000	198,380
Nissan Motor Co. Ltd. 4.345%, 9/17/27§	210,000	226,442
Volkswagen Group of America Finance LLC 3.350%, 5/13/25§	315,000	331,069

		5,724,646

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

	Principal Amount	Value (Note 1)
Distributors (0.1%)
Ritchie Bros Holdings, Inc. 4.750%, 12/15/31§	$128,000	$133,120
Univar Solutions USA, Inc. 5.125%, 12/1/27§	327,000	340,505

		473,625

Diversified Consumer Services (0.0%)
GEMS MENASA Cayman Ltd. 7.125%, 7/31/26§	200,000	205,287

Hotels, Restaurants & Leisure (0.6%)
1011778 BC ULC 5.750%, 4/15/25§	190,000	197,256
Caesars Entertainment, Inc. 6.250%, 7/1/25§	391,000	409,436
4.625%, 10/15/29§	103,000	102,871
Carnival Corp. 6.000%, 5/1/29§	213,000	211,554
CEC Entertainment LLC 6.750%, 5/1/26§	160,000	156,400
Churchill Downs, Inc. 5.500%, 4/1/27§	211,000	219,275
Dave & Buster’s, Inc. 7.625%, 11/1/25§	359,000	382,335
Everi Holdings, Inc. 5.000%, 7/15/29§	98,000	99,225
Expedia Group, Inc. 6.250%, 5/1/25§	290,000	328,270
Golden Entertainment, Inc. 7.625%, 4/15/26§	230,000	239,775
Hilton Domestic Operating Co., Inc. 5.750%, 5/1/28§	333,000	354,995
IRB Holding Corp. 7.000%, 6/15/25§	218,000	229,990
6.750%, 2/15/26§	186,000	189,720
Life Time, Inc. 5.750%, 1/15/26§	256,000	265,298
MajorDrive Holdings IV LLC 6.375%, 6/1/29§	253,000	242,880
Powdr Corp. 6.000%, 8/1/25§	81,000	84,240
Station Casinos LLC 4.500%, 2/15/28§	473,000	475,956
4.625%, 12/1/31§	241,000	242,147
Vail Resorts, Inc. 6.250%, 5/15/25§	103,000	107,120
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28§	314,000	321,732

		4,860,475

Household Durables (0.3%)
CD&R Smokey Buyer, Inc. 6.750%, 7/15/25§	621,000	652,826
Leggett & Platt, Inc. 3.500%, 11/15/51	690,000	694,013
M.D.C. Holdings, Inc. 3.966%, 8/6/61	485,000	464,388
Picasso Finance Sub, Inc. 6.125%, 6/15/25§	16,000	16,720
Williams Scotsman International, Inc. 4.625%, 8/15/28§	102,000	104,805

		1,932,752

Internet & Direct Marketing Retail (0.2%)
Getty Images, Inc. 9.750%, 3/1/27§	780,000	826,800
Photo Holdings Merger Sub, Inc. 8.500%, 10/1/26§	486,000	505,547
Prosus NV 3.061%, 7/13/31§	315,000	306,337

		1,638,684

Leisure Products (0.2%)
Brunswick Corp. 0.850%, 8/18/24	780,000	766,254
Mattel, Inc. 3.750%, 4/1/29§	143,000	148,331
Vista Outdoor, Inc. 4.500%, 3/15/29§	447,000	450,911

		1,365,496

Multiline Retail (0.0%)
Dollar Tree, Inc. 3.375%, 12/1/51	285,000	286,953

Specialty Retail (0.5%)
Asbury Automotive Group, Inc. 4.750%, 3/1/30	102,000	104,422
5.000%, 2/15/32§	231,000	237,930
AutoNation, Inc. 3.500%, 11/15/24	170,000	178,461
2.400%, 8/1/31	490,000	474,115
eG Global Finance plc 8.500%, 10/30/25§	220,000	228,525
Ken Garff Automotive LLC 4.875%, 9/15/28§	151,000	151,378
LBM Acquisition LLC 6.250%, 1/15/29§	324,000	322,380
LCM Investments Holdings II LLC 4.875%, 5/1/29§	315,000	323,719
Lowe’s Cos., Inc. 1.700%, 9/15/28	455,000	442,900
Sonic Automotive, Inc. 4.875%, 11/15/31§	202,000	203,010
Specialty Building Products Holdings LLC 6.375%, 9/30/26§	521,000	545,096
SRS Distribution, Inc. 4.625%, 7/1/28§	232,000	233,450
6.000%, 12/1/29§	167,000	167,626
White Cap Buyer LLC 6.875%, 10/15/28§	292,000	305,870

		3,918,882

Textiles, Apparel & Luxury Goods (0.1%)
G-III Apparel Group Ltd. 7.875%, 8/15/25§	391,000	414,702
Tapestry, Inc. 3.050%, 3/15/32	155,000	155,909

		570,611

Total Consumer Discretionary		22,271,199

See Notes to Financial Statements.

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EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

	Principal Amount	Value (Note 1)
Consumer Staples (1.5%)
Beverages (0.1%)
Coca-Cola Europacific Partners plc 0.800%, 5/3/24§	$505,000	$496,852
Primo Water Holdings, Inc. 4.375%, 4/30/29§	203,000	201,224
Triton Water Holdings, Inc. 6.250%, 4/1/29§	182,000	175,630

		873,706

Food & Staples Retailing (0.4%)
CK Hutchison International 21 Ltd. 1.500%, 4/15/26§	265,000	261,540
Performance Food Group, Inc. 6.875%, 5/1/25§	201,000	210,045
Sysco Corp. 3.150%, 12/14/51	790,000	778,522
United Natural Foods, Inc. 6.750%, 10/15/28§	132,000	141,570
US Foods, Inc. 6.250%, 4/15/25§	265,000	276,263
4.625%, 6/1/30§	211,000	213,110
Walgreens Boots Alliance, Inc. 0.950%, 11/17/23	1,025,000	1,018,511

		2,899,561

Food Products (0.8%)
B&G Foods, Inc. 5.250%, 4/1/25	188,000	192,019
Bunge Ltd. Finance Corp. 3.000%, 9/25/22	170,000	172,529
Cargill, Inc. 2.125%, 11/10/31§	510,000	502,086
J M Smucker Co. (The) 2.125%, 3/15/32	450,000	435,758
JBS USA LUX SA 3.000%, 5/15/32§	770,000	764,225
Kraft Heinz Foods Co. 6.875%, 1/26/39	210,000	306,745
4.375%, 6/1/46	360,000	419,874
Mondelez International Holdings Netherlands BV 2.250%, 9/19/24§	240,000	245,246
0.750%, 9/24/24§	1,300,000	1,276,237
Post Holdings, Inc. 5.750%, 3/1/27§	290,000	299,788
4.625%, 4/15/30§	117,000	118,901
4.500%, 9/15/31§	396,000	391,545
Sigma Holdco BV 7.875%, 5/15/26§	419,000	403,811
Simmons Foods, Inc. 4.625%, 3/1/29§	336,000	331,380
Viterra Finance BV 2.000%, 4/21/26§	225,000	223,363

		6,083,507

Household Products (0.1%)
Central Garden & Pet Co. 4.125%, 10/15/30	76,000	76,380
Energizer Holdings, Inc. 4.750%, 6/15/28§	204,000	206,550
Spectrum Brands, Inc. 5.750%, 7/15/25	80,000	81,700
5.500%, 7/15/30§	50,000	53,500
3.875%, 3/15/31§	102,000	100,725

		518,855

Personal Products (0.0%)
Prestige Brands, Inc. 3.750%, 4/1/31§	200,000	194,000

Tobacco (0.1%)
BAT Capital Corp. 4.700%, 4/2/27	395,000	435,000
Reynolds American, Inc. 4.850%, 9/15/23	310,000	328,829

		763,829

Total Consumer Staples		11,333,458

Energy (3.1%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC 2.773%, 12/15/22	235,000	239,390
2.061%, 12/15/26	165,000	166,588
Precision Drilling Corp. 7.125%, 1/15/26§	170,000	173,400

		579,378

Oil, Gas & Consumable Fuels (3.0%)
Aethon United BR LP 8.250%, 2/15/26§	158,000	169,724
Antero Resources Corp. 7.625%, 2/1/29§	63,000	70,560
Ascent Resources Utica Holdings LLC 7.000%, 11/1/26§	222,000	225,330
Blue Racer Midstream LLC 7.625%, 12/15/25§	94,000	99,640
6.625%, 7/15/26§	268,000	278,385
BP Capital Markets plc 3.814%, 2/10/24	350,000	369,086
Chevron Corp. 1.141%, 5/11/23	325,000	326,829
Colgate Energy Partners III LLC 5.875%, 7/1/29§	98,000	100,940
Continental Resources, Inc. 2.875%, 4/1/32§	220,000	214,212
Crestwood Midstream Partners LP 5.625%, 5/1/27§	120,000	122,400
6.000%, 2/1/29§	439,000	454,914
CrownRock LP 5.625%, 10/15/25§	465,000	477,206
Delek Logistics Partners LP 6.750%, 5/15/25	450,000	461,812
7.125%, 6/1/28§	200,000	208,750
Diamondback Energy, Inc. 4.750%, 5/31/25	315,000	344,520
Enbridge, Inc. 3.400%, 8/1/51	395,000	399,820
Encino Acquisition Partners Holdings LLC 8.500%, 5/1/28§	214,000	222,292

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

	Principal Amount	Value (Note 1)
Endeavor Energy Resources LP 6.625%, 7/15/25§	$46,000	$48,702
Energy Transfer LP 3.600%, 2/1/23	245,000	249,831
7.500%, 7/1/38	170,000	235,075
Genesis Energy LP 5.625%, 6/15/24	90,000	89,494
8.000%, 1/15/27	116,000	119,225
7.750%, 2/1/28	577,000	584,212
Gray Oak Pipeline LLC 2.000%, 9/15/23§	335,000	338,684
Holly Energy Partners LP 5.000%, 2/1/28§	220,000	220,550
Independence Energy Finance LLC 7.250%, 5/1/26§	186,000	193,440
Kinder Morgan Energy Partners LP 4.150%, 2/1/24	225,000	236,501
Marathon Oil Corp. 6.600%, 10/1/37	6,130,000	8,090,307
NuStar Logistics LP 5.750%, 10/1/25	183,000	196,383
6.000%, 6/1/26	140,000	152,775
Occidental Petroleum Corp. 6.625%, 9/1/30	161,000	199,841
6.125%, 1/1/31	93,000	112,530
6.450%, 9/15/36	398,000	507,450
ONEOK Partners LP 3.375%, 10/1/22	245,000	248,026
ONEOK, Inc. 7.150%, 1/15/51	120,000	175,542
PBF Logistics LP 6.875%, 5/15/23	429,000	417,202
Petroleos Mexicanos 7.690%, 1/23/50	3,955,000	3,796,800
Pioneer Natural Resources Co. 0.550%, 5/15/23	265,000	264,490
Plains All American Pipeline LP 2.850%, 1/31/23	335,000	339,743
Rockcliff Energy II LLC 5.500%, 10/15/29§	113,000	115,825
Southwestern Energy Co. 7.750%, 10/1/27	174,000	187,920
4.750%, 2/1/32	217,000	228,440
Summit Midstream Holdings LLC 8.500%, 10/15/26§	311,000	323,132
Sunoco LP 4.500%, 4/30/30§	276,000	282,260
Targa Resources Partners LP 5.875%, 4/15/26	361,000	377,617
4.875%, 2/1/31	171,000	185,138
Williams Cos., Inc. (The) 3.600%, 3/15/22	165,000	165,364

		23,228,919

Total Energy		23,808,297

Financials (13.7%)
Banks (5.7%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.470%, 12/13/29 (k)§	1,100,000	1,100,525
ANZ New Zealand Int’l Ltd. 1.900%, 2/13/23§	350,000	354,177
Bank of America Corp.
(SOFR + 1.06%), 2.087%, 6/14/29 (k)	905,000	898,552
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	585,000	586,742
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.029%, 9/30/27 (k)§	1,105,000	1,085,359
Bank of Montreal 0.625%, 7/9/24	1,500,000	1,479,843
Bank of New Zealand 2.000%, 2/21/25§	250,000	254,349
Bank of Nova Scotia (The)
(SOFRINDX + 0.55%), 0.599%, 9/15/23 (k)	6,235,000	6,250,980
1.300%, 9/15/26	710,000	696,772
Banque Federative du Credit Mutuel SA 2.375%, 11/21/24§	240,000	246,018
Barclays plc
(ICE LIBOR USD 3 Month + 1.61%), 3.932%, 5/7/25 (k)	240,000	252,722
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.894%, 11/24/32 (k)	550,000	552,630
BNP Paribas SA
(SOFR + 1.22%), 2.159%, 9/15/29 (k)§	540,000	526,937
Citigroup, Inc.
(SOFR + 1.67%), 1.678%, 5/15/24 (k)	675,000	682,068
(SOFR + 0.67%), 0.981%, 5/1/25 (k)	115,000	114,322
(SOFR + 1.18%), 2.520%, 11/3/32 (k)	405,000	404,354
Comerica Bank 2.500%, 7/23/24	250,000	258,159
Commonwealth Bank of Australia
(SOFR + 0.40%), 0.449%, 7/7/25 (k)§	7,740,000	7,739,803
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.980%, 12/15/27 (k)§	1,120,000	1,121,084
Credit Agricole SA
(SOFR + 1.68%), 1.907%, 6/16/26 (k)§	590,000	591,156
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.976%, 9/10/25 (k)§	1,435,000	1,411,794
DNB Bank ASA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.33%), 0.856%, 9/30/25 (k)§	1,220,000	1,203,292

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.127%, 9/16/26 (k)§	$350,000	$342,735
HSBC Bank Canada 0.950%, 5/14/23§	350,000	350,604
HSBC Holdings plc
(SOFR + 1.29%), 2.206%, 8/17/29 (k)	335,000	328,137
(SOFR + 1.41%), 2.871%, 11/22/32 (k)	1,110,000	1,117,818
JPMorgan Chase & Co.
(SOFR + 1.02%), 2.069%, 6/1/29 (k)	540,000	535,614
Lloyds Banking Group plc 4.050%, 8/16/23	350,000	366,535
National Bank of Canada
Series FXD 0.750%, 8/6/24	1,580,000	1,558,461
NatWest Markets plc 2.375%, 5/21/23§	350,000	356,582
0.800%, 8/12/24§	320,000	314,768
1.600%, 9/29/26§	810,000	797,212
Nordea Bank Abp 1.500%, 9/30/26§	1,105,000	1,083,552
Royal Bank of Canada 1.150%, 6/10/25	670,000	664,331
1.200%, 4/27/26	220,000	216,384
2.300%, 11/3/31	650,000	652,038
Santander Holdings USA, Inc. 3.450%, 6/2/25	495,000	518,878
Societe Generale SA 2.625%, 1/22/25§	240,000	245,648
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.792%, 6/9/27 (k)§	215,000	210,441
Standard Chartered plc 3.950%, 1/11/23§	325,000	332,843
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 1.822%, 11/23/25 (k)§	395,000	394,500
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.678%, 6/29/32 (k)§	375,000	367,895
Sumitomo Mitsui Financial Group, Inc. 1.902%, 9/17/28	1,275,000	1,247,571
Sumitomo Mitsui Trust Bank Ltd. 0.850%, 3/25/24§	320,000	316,872
Swedbank AB 1.538%, 11/16/26§	525,000	521,772
Toronto-Dominion Bank (The) 1.250%, 9/10/26	690,000	676,906
Truist Financial Corp.
(SOFR + 0.61%), 1.267%, 3/2/27 (k)	145,000	142,212
(SOFR + 0.86%), 1.887%, 6/7/29 (k)	260,000	256,470
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26 (k)§	350,000	350,129
US Bancorp 1.450%, 5/12/25	410,000	411,465
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.491%, 11/3/36 (k)	510,000	507,917
Westpac Banking Corp. 1.953%, 11/20/28	1,015,000	1,010,364

		44,008,292

Capital Markets (3.5%)
Ares Capital Corp. 4.250%, 3/1/25	695,000	736,074
2.875%, 6/15/28	680,000	676,070
3.200%, 11/15/31	825,000	810,695
Bain Capital Specialty Finance, Inc. 2.550%, 10/13/26	450,000	437,755
Bank of New York Mellon Corp. (The) 1.850%, 1/27/23	350,000	354,560
1.050%, 10/15/26	310,000	302,934
Barings BDC, Inc. 3.300%, 11/23/26§	340,000	336,841
BlackRock, Inc. 2.100%, 2/25/32	800,000	793,856
Blackstone Secured Lending Fund 2.850%, 9/30/28§	570,000	555,474
Blue Owl Finance LLC 3.125%, 6/10/31§	2,470,000	2,404,236
Credit Suisse AG 1.250%, 8/7/26	730,000	711,990
Deutsche Bank AG
(SOFR + 1.13%), 1.447%, 4/1/25 (k)	300,000	298,224
(SOFR + 1.22%), 2.311%, 11/16/27 (k)	865,000	864,041
Series E 0.962%, 11/8/23	525,000	523,278
FS KKR Capital Corp. 4.625%, 7/15/24	1,220,000	1,288,419
3.125%, 10/12/28	735,000	730,582
Goldman Sachs Group, Inc. (The)
(SOFR + 0.80%), 1.431%, 3/9/27 (k)	190,000	186,081
(SOFR + 0.91%), 1.948%, 10/21/27 (k)	1,185,000	1,178,971
(SOFR + 1.28%), 2.615%, 4/22/32 (k)	985,000	988,788
Series VAR
(SOFR + 0.79%), 1.093%, 12/9/26 (k)	105,000	102,164
Golub Capital BDC, Inc. 2.500%, 8/24/26	3,425,000	3,373,485
Intercontinental Exchange, Inc. 2.100%, 6/15/30	265,000	262,198
Jefferies Group LLC 2.625%, 10/15/31	880,000	868,156

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

	Principal Amount	Value (Note 1)
KKR Group Finance Co. X LLC 3.250%, 12/15/51§	$360,000	$359,051
Macquarie Group Ltd.
(SOFR + 1.44%), 2.691%, 6/23/32 (k)§	150,000	149,043
Main Street Capital Corp. 3.000%, 7/14/26	760,000	761,641
Oaktree Specialty Lending Corp. 3.500%, 2/25/25	185,000	192,476
Owl Rock Capital Corp. 3.750%, 7/22/25	260,000	269,083
4.250%, 1/15/26	1,030,000	1,083,564
2.625%, 1/15/27	1,710,000	1,672,580
2.875%, 6/11/28	305,000	297,985
Owl Rock Technology Finance Corp. 4.750%, 12/15/25§	1,110,000	1,182,550
State Street Corp.
(SOFR + 0.56%), 1.684%, 11/18/27 (k)	415,000	415,113
UBS AG 0.700%, 8/9/24§	1,500,000	1,480,904

		26,648,862

Consumer Finance (1.7%)
AerCap Ireland Capital DAC 3.150%, 2/15/24	155,000	159,758
3.000%, 10/29/28	390,000	394,820
Ally Financial, Inc. 1.450%, 10/2/23	245,000	245,701
American Express Co. 1.650%, 11/4/26	1,075,000	1,077,783
American Honda Finance Corp. 3.625%, 10/10/23	325,000	340,180
Avolon Holdings Funding Ltd. 5.500%, 1/15/26§	390,000	432,669
Capital One Financial Corp.
(SOFR + 0.69%), 1.343%, 12/6/24 (k)	1,150,000	1,157,087
(SOFR + 1.34%), 2.359%, 7/29/32 (k)	485,000	459,767
(SOFR + 1.27%), 2.618%, 11/2/32 (k)	400,000	398,593
Caterpillar Financial Services Corp. 0.950%, 5/13/22	340,000	340,569
CURO Finance LLC 7.500%, 8/1/28§	56,000	56,070
Curo Group Holdings Corp. 7.500%, 8/1/28§	328,000	329,870
Enova International, Inc. 8.500%, 9/1/24§	366,000	371,490
Ford Motor Credit Co. LLC 4.000%, 11/13/30	210,000	225,130
General Motors Financial Co., Inc. 3.700%, 5/9/23	240,000	247,093
(SOFR + 1.20%), 1.250%, 11/17/23 (k)	3,230,000	3,259,167
1.200%, 10/15/24	310,000	307,416
5.250%, 3/1/26	170,000	190,822
Harley-Davidson Financial Services, Inc. 4.050%, 2/4/22§	170,000	170,458
Hyundai Capital Services, Inc. 3.750%, 3/5/23§	325,000	334,912
John Deere Capital Corp. 1.300%, 10/13/26	180,000	177,952
OneMain Finance Corp. 8.875%, 6/1/25	127,000	136,366
PACCAR Financial Corp. 0.500%, 8/9/24	1,525,000	1,499,437
Toyota Motor Credit Corp. 1.900%, 4/6/28	590,000	590,756

		12,903,866

Diversified Financial Services (0.9%)
AIG Global Funding 2.300%, 7/1/22§	350,000	353,069
0.650%, 6/17/24§	460,000	453,403
Asteroid Private Merger Sub, Inc. 8.500%, 11/15/29§	176,000	183,756
Blackstone Private Credit Fund 2.625%, 12/15/26§	1,575,000	1,534,551
3.250%, 3/15/27§	795,000	803,295
Element Fleet Management Corp. 3.850%, 6/15/25§	110,000	117,003
Jackson Financial, Inc. 4.000%, 11/23/51§	785,000	787,136
LSEGA Financing plc 0.650%, 4/6/24§	865,000	853,357
National Rural Utilities Cooperative Finance Corp. 1.650%, 6/15/31	70,000	66,225
ORIX Corp. 3.250%, 12/4/24	230,000	241,732
Shell International Finance BV 3.000%, 11/26/51	790,000	800,685
Shift4 Payments LLC 4.625%, 11/1/26§	413,000	427,872
Verscend Escrow Corp. 9.750%, 8/15/26§	501,000	532,533

		7,154,617

Insurance (1.8%)
Alliant Holdings Intermediate LLC 6.750%, 10/15/27§	419,000	433,141
AmWINS Group, Inc. 4.875%, 6/30/29§	192,000	194,400
Arthur J Gallagher & Co. 3.050%, 3/9/52	525,000	507,458
Assurant, Inc. 4.200%, 9/27/23	170,000	178,662
Athene Global Funding 2.500%, 3/24/28§	230,000	231,132
2.646%, 10/4/31§	735,000	726,746
Brighthouse Financial Global Funding 0.600%, 6/28/23§	560,000	556,857
1.200%, 12/15/23§	720,000	719,281
1.000%, 4/12/24§	135,000	133,955
Brighthouse Financial, Inc. 4.700%, 6/22/47	56,000	60,087
CNO Global Funding 1.750%, 10/7/26§	240,000	237,201

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

	Principal Amount	Value (Note 1)
Everest Reinsurance Holdings, Inc. 3.125%, 10/15/52	$785,000	$759,427
F&G Global Funding 2.000%, 9/20/28§	520,000	507,993
GA Global Funding Trust 1.250%, 12/8/23§	1,190,000	1,189,461
1.000%, 4/8/24§	175,000	173,227
1.950%, 9/15/28§	455,000	442,286
Great-West Lifeco US Finance 2020 LP 0.904%, 8/12/25§	160,000	155,027
Hill City Funding Trust 4.046%, 8/15/41§	790,000	761,774
HUB International Ltd. 7.000%, 5/1/26§	712,000	731,580
Marsh & McLennan Cos., Inc. 2.250%, 11/15/30	300,000	298,552
2.900%, 12/15/51	280,000	276,833
Met Tower Global Funding 0.700%, 4/5/24§	860,000	851,976
Metropolitan Life Global Funding I 0.700%, 9/27/24§	710,000	700,329
Principal Life Global Funding II 0.750%, 4/12/24§	550,000	544,895
Protective Life Global Funding 0.502%, 4/12/23§	860,000	856,638
0.781%, 7/5/24§	630,000	621,564
Reliance Standard Life Global Funding II 3.850%, 9/19/23§	150,000	156,818
1.512%, 9/28/26§	800,000	786,402
RGA Global Funding 2.000%, 11/30/26§	425,000	426,003

		14,219,705

Thrifts & Mortgage Finance (0.1%)
Freedom Mortgage Corp. 8.250%, 4/15/25§	226,000	230,656
7.625%, 5/1/26§	81,000	82,401
6.625%, 1/15/27§	188,000	184,240
PHH Mortgage Corp. 7.875%, 3/15/26§	160,000	165,400

		662,697

Total Financials		105,598,039

Health Care (2.0%)
Biotechnology (0.1%)
Amgen, Inc. 3.000%, 1/15/52	390,000	376,923
Grifols Escrow Issuer SA 4.750%, 10/15/28§	200,000	204,044

		580,967

Health Care Equipment & Supplies (0.3%)
Baxter International, Inc. 2.539%, 2/1/32§	1,110,000	1,121,415
DH Europe Finance II SARL 2.200%, 11/15/24	240,000	245,310
Mozart Debt Merger Sub, Inc. 3.875%, 4/1/29§	250,000	249,117
5.250%, 10/1/29§	162,000	164,074
Varex Imaging Corp. 7.875%, 10/15/27§	360,000	399,996

		2,179,912

Health Care Providers & Services (0.6%)
AdaptHealth LLC 6.125%, 8/1/28§	199,000	210,940
5.125%, 3/1/30§	215,000	220,375
Aetna, Inc. 2.800%, 6/15/23	325,000	331,523
AmerisourceBergen Corp. 0.737%, 3/15/23	435,000	433,631
Centene Corp. 3.000%, 10/15/30	70,000	71,048
CVS Health Corp. 4.300%, 3/25/28	38,000	42,660
HCA, Inc. 7.690%, 6/15/25	180,000	211,950
HealthEquity, Inc. 4.500%, 10/1/29§	378,000	376,110
Humana, Inc. 0.650%, 8/3/23	1,100,000	1,090,833
McKesson Corp. 1.300%, 8/15/26	735,000	715,895
Tenet Healthcare Corp. 4.875%, 1/1/26§	375,000	384,450
US Acute Care Solutions LLC 6.375%, 3/1/26§	190,000	199,025
Vizient, Inc. 6.250%, 5/15/27§	132,000	137,775

		4,426,215

Health Care Technology (0.0%)
IQVIA, Inc. 5.000%, 10/15/26§	200,000	205,252

Life Sciences Tools & Services (0.1%)
Danaher Corp. 2.800%, 12/10/51	790,000	781,061

Pharmaceuticals (0.9%)
Bausch Health Americas, Inc. 9.250%, 4/1/26§	327,000	346,620
Bausch Health Cos., Inc. 5.500%, 11/1/25§	428,000	433,915
5.000%, 1/30/28§	1,990,000	1,843,795
4.875%, 6/1/28§	188,000	192,112
6.250%, 2/15/29§	186,000	176,467
Bayer US Finance II LLC 3.375%, 7/15/24§	170,000	177,266
Catalent Pharma Solutions, Inc. 5.000%, 7/15/27§	319,000	330,006
3.500%, 4/1/30§	83,000	82,066
Cheplapharm Arzneimittel GmbH 5.500%, 1/15/28§	200,000	201,750
Herbalife Nutrition Ltd. 7.875%, 9/1/25§	334,000	354,875
Johnson & Johnson 3.400%, 1/15/38	405,000	451,534
Merck & Co., Inc. 2.750%, 12/10/51	795,000	784,664
Organon & Co. 5.125%, 4/30/31§	200,000	208,936

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

	Principal Amount	Value (Note 1)
P&L Development LLC 7.750%, 11/15/25§	$237,000	$237,296
Roche Holdings, Inc. 2.076%, 12/13/31§	795,000	792,465
Viatris, Inc. 1.125%, 6/22/22	340,000	340,336

		6,954,103

Total Health Care		15,127,510

Industrials (4.6%)
Aerospace & Defense (2.2%)
Boeing Co. (The) 3.750%, 2/1/50	7,520,000	7,804,530
5.805%, 5/1/50	1,405,000	1,906,387
3.950%, 8/1/59	885,000	910,545
Embraer Netherlands Finance BV 6.950%, 1/17/28§	3,240,000	3,590,933
Huntington Ingalls Industries, Inc. 0.670%, 8/16/23§	1,525,000	1,511,410
Raytheon Technologies Corp. 3.030%, 3/15/52	390,000	391,984
Rolls-Royce plc 5.750%, 10/15/27§	200,000	220,430
Spirit AeroSystems, Inc. 7.500%, 4/15/25§	182,000	190,872

		16,527,091

Airlines (0.3%)
Delta Air Lines, Inc. 4.750%, 10/20/28§	2,130,000	2,327,752

Building Products (0.2%)
CP Atlas Buyer, Inc. 7.000%, 12/1/28§	236,000	235,115
Forterra Finance LLC 6.500%, 7/15/25§	98,000	103,586
JELD-WEN, Inc. 6.250%, 5/15/25§	177,000	185,407
Johnson Controls International plc 2.000%, 9/16/31	410,000	394,220
New Enterprise Stone & Lime Co., Inc. 5.250%, 7/15/28§	202,000	205,030
Standard Industries, Inc. 4.375%, 7/15/30§	238,000	241,896
Summit Materials LLC 5.250%, 1/15/29§	271,000	281,163
Victors Merger Corp. 6.375%, 5/15/29§	194,000	182,360

		1,828,777

Commercial Services & Supplies (0.7%)
ACCO Brands Corp. 4.250%, 3/15/29§	90,000	89,127
ADT Security Corp. (The) 4.125%, 6/15/23	116,000	120,170
4.875%, 7/15/32§	350,000	356,563
Allied Universal Holdco LLC 6.625%, 7/15/26§	527,000	551,153
9.750%, 7/15/27§	329,000	351,138
6.000%, 6/1/29§	48,000	46,320
Aramark Services, Inc. 5.000%, 4/1/25§	152,000	154,356
6.375%, 5/1/25§	264,000	274,890
Cimpress plc 7.000%, 6/15/26§	150,000	156,705
Covanta Holding Corp. 5.000%, 9/1/30	89,000	90,335
Garda World Security Corp. 9.500%, 11/1/27§	513,000	551,911
6.000%, 6/1/29§	220,000	210,925
GFL Environmental, Inc. 5.125%, 12/15/26§	190,000	197,837
4.750%, 6/15/29§	206,000	206,773
KAR Auction Services, Inc. 5.125%, 6/1/25§	864,000	872,640
Madison IAQ LLC 5.875%, 6/30/29§	125,000	125,156
Matthews International Corp. 5.250%, 12/1/25§	487,000	499,784
Nielsen Finance LLC 5.875%, 10/1/30§	346,000	364,528
4.750%, 7/15/31§	264,000	259,781

		5,480,092

Construction & Engineering (0.2%)
Artera Services LLC 9.033%, 12/4/25§	583,333	609,583
Dycom Industries, Inc. 4.500%, 4/15/29§	338,000	343,070
MasTec, Inc. 4.500%, 8/15/28§	135,000	139,725
Pike Corp. 5.500%, 9/1/28§	104,000	104,130
Weekley Homes LLC 4.875%, 9/15/28§	171,000	176,130

		1,372,638

Machinery (0.2%)
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/28§	248,000	249,860
Clark Equipment Co. 5.875%, 6/1/25§	199,000	206,462
Daimler Trucks Finance North America LLC 2.375%, 12/14/28§	620,000	623,143
Hillenbrand, Inc. 5.000%, 9/15/26 (e)	156,000	173,355
Welbilt, Inc. 9.500%, 2/15/24	488,000	492,270

		1,745,090

Professional Services (0.1%)
Dun & Bradstreet Corp. (The) 6.875%, 8/15/26§	334,000	346,525
5.000%, 12/15/29§	270,000	276,218
Science Applications International Corp. 4.875%, 4/1/28§	170,000	174,250

		796,993

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

	Principal Amount	Value (Note 1)
Road & Rail (0.5%)
Canadian Pacific Railway Co. 1.350%, 12/2/24	$795,000	$795,985
NESCO Holdings II, Inc. 5.500%, 4/15/29§	286,000	294,938
Penske Truck Leasing Co. LP 4.875%, 7/11/22§	230,000	234,567
Ryder System, Inc. 3.350%, 9/1/25	160,000	168,694
1.750%, 9/1/26	415,000	412,458
Triton Container International Ltd. 0.800%, 8/1/23§	790,000	782,594
Watco Cos. LLC 6.500%, 6/15/27§	721,000	751,642
XPO Logistics, Inc. 6.250%, 5/1/25§	254,000	264,795

		3,705,673

Trading Companies & Distributors (0.2%)
Air Lease Corp. 1.875%, 8/17/26	300,000	294,592
Aircastle Ltd. 2.850%, 1/26/28§	450,000	450,878
Aviation Capital Group LLC 3.875%, 5/1/23§	325,000	335,142
Brightstar Escrow Corp. 9.750%, 10/15/25§	434,000	465,465
WESCO Distribution, Inc. 7.125%, 6/15/25§	60,000	63,300
7.250%, 6/15/28§	215,000	234,887

		1,844,264

Total Industrials		35,628,370

Information Technology (3.0%)
Communications Equipment (0.2%)
CommScope Technologies LLC 6.000%, 6/15/25§	232,000	232,000
CommScope, Inc. 6.000%, 3/1/26§	414,000	429,008
8.250%, 3/1/27§	247,000	252,866
4.750%, 9/1/29§	376,000	373,067

		1,286,941

Electronic Equipment, Instruments & Components (0.1%)
CDW LLC 4.125%, 5/1/25	30,000	30,825
3.276%, 12/1/28	725,000	742,581
Flex Ltd. 4.875%, 6/15/29	50,000	56,720
II-VI, Inc. 5.000%, 12/15/29§	92,000	94,116

		924,242

IT Services (0.6%)
Ahead DB Holdings LLC 6.625%, 5/1/28§	160,000	158,400
Alliance Data Systems Corp. 4.750%, 12/15/24§	610,000	619,913
7.000%, 1/15/26§	254,000	266,700
Black Knight InfoServ LLC 3.625%, 9/1/28§	147,000	146,633
CGI, Inc. 1.450%, 9/14/26§	415,000	405,402
DXC Technology Co. 2.375%, 9/15/28	1,095,000	1,078,730
Global Payments, Inc. 1.500%, 11/15/24	450,000	449,282
ION Trading Technologies Sarl 5.750%, 5/15/28§	200,000	206,000
Northwest Fiber LLC 6.000%, 2/15/28§	121,000	119,109
PayPal Holdings, Inc. 1.350%, 6/1/23	240,000	241,635
Unisys Corp. 6.875%, 11/1/27§	355,000	384,288
Western Union Co. (The) 1.350%, 3/15/26	175,000	170,731

		4,246,823

Semiconductors & Semiconductor Equipment (0.3%)
Broadcom, Inc. 4.110%, 9/15/28	473,000	518,734
3.137%, 11/15/35§	137,000	138,632
Marvell Technology, Inc. 4.200%, 6/22/23	165,000	171,235
Microchip Technology, Inc. 2.670%, 9/1/23	115,000	117,514
NXP BV 3.400%, 5/1/30§	1,220,000	1,299,147
Qorvo, Inc. 1.750%, 12/15/24§	165,000	164,999

		2,410,261

Software (1.0%)
ACI Worldwide, Inc. 5.750%, 8/15/26§	323,000	336,727
Boxer Parent Co., Inc. 7.125%, 10/2/25§	210,000	220,238
Camelot Finance SA 4.500%, 11/1/26§	636,000	659,055
Change Healthcare Holdings LLC 5.750%, 3/1/25§	895,000	900,683
Clarivate Science Holdings Corp. 4.875%, 7/1/29§	493,000	499,655
Helios Software Holdings, Inc. 4.625%, 5/1/28§	534,000	524,655
Infor, Inc. 1.450%, 7/15/23§	80,000	80,158
LogMeIn, Inc. 5.500%, 9/1/27§	286,000	289,432
NCR Corp. 5.000%, 10/1/28§	297,000	305,910
5.125%, 4/15/29§	431,000	443,391
NortonLifeLock, Inc. 5.000%, 4/15/25§	52,000	52,466
Open Text Holdings, Inc. 4.125%, 12/1/31§	215,000	217,956
Oracle Corp. 3.850%, 7/15/36	170,000	180,275
Rocket Software, Inc. 6.500%, 2/15/29§	519,000	507,323
SS&C Technologies, Inc. 5.500%, 9/30/27§	765,000	802,294

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

	Principal Amount	Value (Note 1)
VMware, Inc. 0.600%, 8/15/23	$1,500,000	$1,486,849
ZoomInfo Technologies LLC 3.875%, 2/1/29§	365,000	361,861

		7,868,928

Technology Hardware, Storage & Peripherals (0.8%)
Dell International LLC 6.020%, 6/15/26	4,800,000	5,615,610
Diebold Nixdorf, Inc. 9.375%, 7/15/25§	74,000	79,233
HP, Inc. 1.450%, 6/17/26§	300,000	294,791
Western Digital Corp. 3.100%, 2/1/32	65,000	65,431

		6,055,065

Total Information Technology		22,792,260

Materials (1.4%)
Chemicals (0.6%)
Avient Corp. 5.750%, 5/15/25§	130,000	135,037
Diamond BC BV 4.625%, 10/1/29§	79,000	78,210
Ecolab, Inc. 2.700%, 12/15/51	795,000	783,231
2.750%, 8/18/55	320,000	314,342
Illuminate Buyer LLC 9.000%, 7/1/28§	503,000	535,695
LSF11 A5 HoldCo LLC 6.625%, 10/15/29§	244,000	240,340
Minerals Technologies, Inc. 5.000%, 7/1/28§	313,000	323,955
NOVA Chemicals Corp. 4.875%, 6/1/24§	128,000	132,320
Nufarm Australia Ltd. 5.750%, 4/30/26§	522,000	533,860
Olympus Water US Holding Corp. 4.250%, 10/1/28§	402,000	393,333
6.250%, 10/1/29§	200,000	195,500
Sherwin-Williams Co. (The) 2.900%, 3/15/52	600,000	583,016
WR Grace Holdings LLC 5.625%, 8/15/29§	430,000	440,290

		4,689,129

Construction Materials (0.0%)
Eagle Materials, Inc. 2.500%, 7/1/31	110,000	108,459

Containers & Packaging (0.6%)
ARD Finance SA 6.500%, 6/30/27 PIK§	200,000	206,000
Ardagh Metal Packaging Finance USA LLC 4.000%, 9/1/29§	210,000	207,677
Ardagh Packaging Finance plc 4.125%, 8/15/26§	400,000	407,500
Flex Acquisition Co., Inc. 7.875%, 7/15/26§	531,000	552,904
Graham Packaging Co., Inc. 7.125%, 8/15/28§	227,000	234,434
Intelligent Packaging Ltd. Finco, Inc. 6.000%, 9/15/28§	321,000	330,630
LABL, Inc. 6.750%, 7/15/26§	258,000	263,415
10.500%, 7/15/27§	447,000	468,233
5.875%, 11/1/28§	164,000	168,715
Mauser Packaging Solutions Holding Co. 5.500%, 4/15/24§	464,000	468,255
7.250%, 4/15/25§	824,000	824,000
Owens-Brockway Glass Container, Inc. 6.625%, 5/13/27§	236,000	247,800
Trivium Packaging Finance BV 5.500%, 8/15/26 (e)§	450,000	468,000

		4,847,563

Metals & Mining (0.2%)
Glencore Funding LLC 3.375%, 9/23/51§	410,000	394,395
Hudbay Minerals, Inc. 4.500%, 4/1/26§	181,000	181,000
Kaiser Aluminum Corp. 4.500%, 6/1/31§	268,000	262,975
Novelis Corp. 4.750%, 1/30/30§	184,000	192,740
Rio Tinto Finance USA Ltd. 2.750%, 11/2/51	265,000	263,177

		1,294,287

Total Materials		10,939,438

Real Estate (2.0%)
Equity Real Estate Investment Trusts (REITs) (0.9%)
American Campus Communities Operating Partnership LP (REIT) 2.250%, 1/15/29	255,000	251,497
CubeSmart LP (REIT) 2.250%, 12/15/28	400,000	401,655
GLP Capital LP (REIT) 3.250%, 1/15/32	170,000	170,916
Healthpeak Properties, Inc. (REIT) 2.125%, 12/1/28	265,000	265,182
Iron Mountain, Inc. (REIT) 5.000%, 7/15/28§	304,000	312,360
Kilroy Realty LP (REIT) 2.650%, 11/15/33	660,000	639,752
Life Storage LP (REIT) 2.400%, 10/15/31	475,000	467,316
LXP Industrial Trust (REIT) 2.375%, 10/1/31	250,000	239,993
MGM Growth Properties Operating Partnership LP (REIT) 4.625%, 6/15/25§	248,000	264,120
Office Properties Income Trust (REIT) 4.500%, 2/1/25	10,000	10,554
2.400%, 2/1/27	465,000	450,927
3.450%, 10/15/31	525,000	509,742

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

	Principal Amount	Value (Note 1)
Park Intermediate Holdings LLC (REIT) 7.500%, 6/1/25§	$147,000	$155,338
5.875%, 10/1/28§	243,000	254,129
4.875%, 5/15/29§	169,000	173,225
Piedmont Operating Partnership LP (REIT) 3.150%, 8/15/30	65,000	66,501
Public Storage (REIT) 1.950%, 11/9/28	230,000	229,207
Service Properties Trust (REIT) 7.500%, 9/15/25	227,000	244,876
5.500%, 12/15/27	162,000	165,038
Simon Property Group LP (REIT) 1.750%, 2/1/28	95,000	93,305
2.250%, 1/15/32	380,000	369,168
Welltower, Inc. (REIT) 2.750%, 1/15/32	875,000	883,368
XHR LP (REIT) 6.375%, 8/15/25§	251,000	264,962
4.875%, 6/1/29§	111,000	112,942

		6,996,073

Real Estate Management & Development (1.1%)
Country Garden Holdings Co. Ltd. 4.800%, 8/6/30 (m)	5,700,000	5,130,000
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28§	153,000	164,544
Greystar Real Estate Partners LLC 5.750%, 12/1/25§	476,000	484,435
Howard Hughes Corp. (The) 4.375%, 2/1/31§	181,000	183,534
Realogy Group LLC 7.625%, 6/15/25§	347,000	368,687
9.375%, 4/1/27§	203,000	220,255
Vanke Real Estate Hong Kong Co. Ltd. 3.975%, 11/9/27 (m)	1,960,000	2,051,630

		8,603,085

Total Real Estate		15,599,158

Utilities (1.1%)
Electric Utilities (0.9%)
AEP Transmission Co. LLC
Series N 2.750%, 8/15/51	150,000	143,127
Alabama Power Co. 3.000%, 3/15/52	790,000	792,481
American Electric Power Co., Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.875%, 2/15/62 (k)	395,000	398,950
Arizona Public Service Co. 2.200%, 12/15/31	155,000	150,419
Duke Energy Corp. 3.150%, 8/15/27	170,000	179,560
Edison International 4.950%, 4/15/25	155,000	168,649
Entergy Corp. 0.900%, 9/15/25	145,000	140,667
Interstate Power & Light Co. 3.100%, 11/30/51	795,000	797,424
New England Power Co. 2.807%, 10/6/50§	130,000	119,885
NextEra Energy Capital Holdings, Inc. 0.650%, 3/1/23	280,000	279,188
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 3.800%, 3/15/82 (k)	625,000	636,127
Oncor Electric Delivery Co. LLC 2.700%, 11/15/51§	615,000	598,458
Pacific Gas and Electric Co.
(SOFR + 1.15%), 1.200%, 11/14/22 (k)	95,000	95,066
PECO Energy Co. 2.850%, 9/15/51	220,000	218,945
Public Service Electric & Gas Co. 2.700%, 5/1/50	40,000	38,657
Southern California Edison Co.
(SOFR + 0.47%), 0.520%, 12/2/22 (k)	335,000	335,306
1.100%, 4/1/24	655,000	652,803
Series J 0.700%, 8/1/23	190,000	188,781
Southwestern Electric Power Co. 3.250%, 11/1/51	530,000	521,612
Southwestern Public Service Co.
Series 8 3.150%, 5/1/50	75,000	78,210
Vistra Operations Co. LLC 3.550%, 7/15/24§	170,000	174,845

		6,709,160

Gas Utilities (0.1%)
Southwest Gas Corp. 3.180%, 8/15/51	405,000	391,087

Independent Power and Renewable Electricity Producers (0.0%)
AES Corp. (The) 3.300%, 7/15/25§	110,000	114,312

Multi-Utilities (0.1%)
Ameren Corp. 1.750%, 3/15/28	90,000	87,033
Consolidated Edison Co. of New York, Inc. 3.200%, 12/1/51	375,000	375,402
DTE Energy Co.
Series C 2.529%, 10/1/24 (e)	170,000	174,740
Sempra Energy
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.125%, 4/1/52 (k)	505,000	511,313

		1,148,488

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

	Principal Amount		Value (Note 1)
Water Utilities (0.0%)
Solaris Midstream Holdings LLC 7.625%, 4/1/26§		$345,000	$363,112

Total Utilities			8,726,159

Total Corporate Bonds			281,312,307

Foreign Government Securities (11.9%)
Bonos de la Tesoreria 6.150%, 8/12/32	PEN	75,010,000	18,882,074
5.400%, 8/12/34		40,600,000	9,274,081
Mex Bonos Desarr Fix Rt 8.000%, 11/7/47	MXN	798,000,000	38,668,928
Republic of Poland
Series 1023 4.000%, 10/25/23	PLN	58,435,000	14,662,593
Titulos de Tesoreria 7.000%, 3/26/31	COP	45,200,000,000	10,245,732

Total Foreign Government Securities			91,733,408

Mortgage-Backed Securities (5.6%)
FHLMC UMBS 4.000%, 6/1/38		10,771	11,542
4.000%, 8/1/48		160,271	171,028
4.000%, 11/1/48		8,828	9,394
4.000%, 12/1/48		3,819	4,065
4.000%, 2/1/49		72,873	77,496
4.000%, 7/1/49		348,573	370,198
4.000%, 12/1/49		9,464	10,051
2.500%, 5/1/50		418,224	427,516
2.500%, 6/1/50		446,880	456,808
2.000%, 11/1/50		305,340	305,253
FNMA UMBS 4.000%, 10/1/48		347,457	370,153
3.500%, 8/1/49		3,022,475	3,180,746
3.000%, 7/1/50		2,006,948	2,079,416
3.000%, 8/1/50		1,051,862	1,089,843
2.500%, 9/1/50		240,325	245,589
3.500%, 1/1/51		3,909,683	4,113,191
FNMA/FHLMC UMBS, 30 Year, Single Family 2.500%, 1/25/52 TBA		3,175,000	3,242,965
2.000%, 2/25/52 TBA		21,770,000	21,681,559
2.500%, 2/25/52 TBA		4,192,000	4,271,091
GNMA 3.500%, 12/20/49		833,539	867,574

Total Mortgage-Backed Securities			42,985,478

U.S. Treasury Obligations (31.4%)
U.S. Treasury Bonds 7.125%, 2/15/23		788,000	846,619
7.500%, 11/15/24		500,000	593,439
6.000%, 2/15/26		990,000	1,182,774
6.500%, 11/15/26		75,000	93,578
6.375%, 8/15/27		300,000	382,187
6.125%, 11/15/27		250,000	317,588
5.500%, 8/15/28		300,000	377,144
5.250%, 11/15/28		1,050,000	1,313,766
5.250%, 2/15/29		800,000	1,007,311
1.125%, 5/15/40		3,340,000	2,923,985
1.750%, 8/15/41		16,470,000	15,935,063
2.000%, 11/15/41		2,600,000	2,629,250
2.000%, 2/15/50		1,975,000	2,003,151
1.625%, 11/15/50		710,000	659,993
1.875%, 2/15/51		1,270,000	1,253,927
2.375%, 5/15/51		8,390,000	9,249,691
2.000%, 8/15/51		8,420,000	8,563,888
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 0.134%, 1/31/23 (k)		92,660,000	92,692,060
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 0.114%, 7/31/23 (k)		37,230,000	37,232,234
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 0.120%, 10/31/23 (k)		19,100,000	19,102,101
2.750%, 2/28/25		300,000	316,255
0.500%, 3/31/25		750,000	737,747
0.500%, 2/28/26		21,720,000	21,111,177
0.750%, 8/31/26		6,375,000	6,235,548
1.125%, 10/31/26		5,445,000	5,412,929
1.250%, 11/30/26		3,780,000	3,780,618
2.250%, 2/15/27		500,000	524,119
0.625%, 3/31/27		500,000	483,606
2.375%, 5/15/27		800,000	844,787
1.625%, 5/15/31		4,610,000	4,669,426

Total U.S. Treasury Obligations			242,475,961

Total Long-Term Debt Securities (95.8%) (Cost $742,503,733)			738,676,226

SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations (5.7%)
U.S. Treasury Bills 0.04%, 1/27/22 (p)		26,225,000	26,224,163
0.06%, 3/24/22 (p)		17,585,000	17,582,408

Total U.S. Treasury Obligations			43,806,571

Total Short-Term Investments (5.7%) (Cost $43,806,889)			43,806,571

Total Investments in Securities (101.5%) (Cost $786,310,622)			782,482,797
Other Assets Less Liabilities (-1.5%)			(11,899,310)

Net Assets (100%)			$770,583,487

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2021, the market value of these securities amounted to $176,093,693 or 22.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2021. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2021.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2021.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2021, the market value of these securities amounted to $7,181,630 or 0.9% of net assets.

(p)	Yield to maturity.

Glossary:

BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLICP	— Chile Indice de Camara Promedio Interbank
Overnight Index
CLP	— Chilean Peso
COP	— Colombian Peso
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
KRW	— Korean (South) Won
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PIK	— Payment-in Kind Security
PEN	— Peruvian Sol
PLN	— Polish Zloty
SGD	— Singapore Dollar
SOFR	— Secured Overnight Financing Rate
TBA	— To Be Announced; Security is subject to delayed
delivery
THB	— Thailand Baht
UMBS	— Uniform Mortgage-Backed Securities
USCPI	— United States Consumer Price Index
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.3%
Bermuda	0.1
Brazil	0.5
Canada	2.4
Cayman Islands	0.1
China	1.1
Colombia	1.3
Denmark	0.2
Finland	0.1
France	0.3
Germany	0.6
Ireland	0.3
Italy	0.0	#
Japan	0.3
Luxembourg	0.0	#
Mexico	5.5
Netherlands	0.6
New Zealand	0.1
Norway	0.2
Peru	3.7
Poland	1.9
South Korea	0.1
Spain	0.0	#
Sweden	0.1
Switzerland	0.4
United Arab Emirates	0.0	#
United Kingdom	1.1
United States	79.2
Cash and Other	(1.5)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

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EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

Forward Foreign Currency Contracts outstanding as of December 31, 2021 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CLP	3,460,000,000	USD	3,981,817	HSBC Bank plc**	1/14/2022	74,202
THB	261,600,000	USD	7,808,000	HSBC Bank plc	1/18/2022	22,345
BRL	64,180,000	USD	11,462,761	HSBC Bank plc**	1/20/2022	17,006
EUR	10,100,000	USD	11,399,255	Citibank NA	1/26/2022	104,797
EUR	6,640,000	USD	7,522,058	HSBC Bank plc	1/26/2022	41,002
EUR	16,790,000	USD	18,894,904	Morgan Stanley	1/26/2022	229,158
USD	49,010,863	EUR	42,040,000	Citibank NA	1/26/2022	1,126,672
USD	844,058	EUR	740,000	HSBC Bank plc	1/26/2022	1,187
PLN	2,180,000	USD	532,560	HSBC Bank plc	1/27/2022	7,652
USD	11,033,899	COP	44,300,000,000	JPMorgan Chase Bank**	1/31/2022	175,171
NZD	27,120,000	USD	18,411,904	Goldman Sachs Bank USA	2/8/2022	153,667
NZD	11,120,000	USD	7,574,944	JPMorgan Chase Bank	2/8/2022	37,487
USD	30,958,160	NZD	44,070,000	Goldman Sachs Bank USA	2/8/2022	789,109
USD	23,204,272	SGD	31,200,000	Morgan Stanley	2/10/2022	57,444
USD	11,588,633	KRW	13,690,000,000	Citibank NA**	2/11/2022	82,229
CAD	10,350,000	USD	8,139,390	HSBC Bank plc	2/14/2022	42,305
USD	8,551,595	CAD	10,640,000	HSBC Bank plc	2/14/2022	140,653
MXN	156,200,000	USD	7,367,056	Goldman Sachs Bank USA	2/24/2022	194,774
MXN	36,000,000	USD	1,698,947	JPMorgan Chase Bank	2/24/2022	43,857
GBP	5,610,000	USD	7,485,984	HSBC Bank plc	2/25/2022	105,856
GBP	7,980,000	USD	10,648,512	Morgan Stanley	2/25/2022	150,576
THB	263,600,000	USD	7,884,897	JPMorgan Chase Bank	3/1/2022	3,964
THB	70,300,000	USD	2,072,065	HSBC Bank plc	3/9/2022	31,814
NOK	67,500,000	USD	7,533,062	HSBC Bank plc	3/10/2022	122,550
NOK	67,700,000	USD	7,532,852	Morgan Stanley	3/10/2022	145,443
KRW	22,630,000,000	USD	18,967,237	Citibank NA**	3/21/2022	42,167
USD	10,702,257	KRW	12,710,000,000	Citibank NA**	3/21/2022	25,742

Total unrealized appreciation						3,968,829

CLP	28,410,000,000	USD	35,698,247	HSBC Bank plc**	1/14/2022	(2,394,340)
THB	28,400,000	USD	853,442	HSBC Bank plc	1/18/2022	(3,359)
PLN	129,910,000	USD	32,828,519	Citibank NA	1/27/2022	(636,366)
USD	7,504,565	NZD	11,020,000	HSBC Bank plc	2/8/2022	(39,409)
USD	384,188	SGD	520,000	JPMorgan Chase Bank	2/10/2022	(1,593)
KRW	36,320,000,000	USD	31,086,880	Citibank NA**	2/11/2022	(560,029)
USD	18,982,033	KRW	22,630,000,000	Citibank NA**	2/11/2022	(38,414)
CAD	290,000	USD	231,935	Goldman Sachs Bank USA	2/14/2022	(2,689)
USD	28,485,999	MXN	600,200,000	Citibank NA	2/24/2022	(570,404)
USD	10,854,653	MXN	234,200,000	Goldman Sachs Bank USA	2/24/2022	(483,250)
USD	18,339,977	GBP	13,590,000	Citibank NA	2/25/2022	(50,951)
THB	21,000,000	USD	628,648	HSBC Bank plc	3/1/2022	(173)
CLP	1,090,000,000	USD	1,284,136	HSBC Bank plc**	3/4/2022	(16,128)
USD	38,902,122	CHF	35,930,000	Goldman Sachs Bank USA	3/11/2022	(596,175)
USD	7,390,110	CHF	6,820,000	HSBC Bank plc	3/11/2022	(107,201)
USD	8,314,405	KRW	9,920,000,000	Citibank NA**	3/21/2022	(18,484)

Total unrealized depreciation						(5,518,965)

Net unrealized depreciation						(1,550,136)

**	Non-deliverable forward.

See Notes to Financial Statements.

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EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

Centrally Cleared Credit default swap contracts outstanding - sell protection as of December 31, 2021 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount			Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American High Yield Index Series 37-V1	5.00	Quarterly	12/20/2026	5.00	U	SD	14,075,000	1,070,027	247,843	1,317,870

Total Centrally Cleared Credit default swap contracts outstanding								1,070,027	247,843	1,317,870

OTC Inflation linked swap contracts outstanding as of December 31, 2021 (Note 1):

Reference Entity	Payments Made by Portfolio	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount		Value and Unrealized Appreciation (Depreciation) ($)
1 month USCPI	2.40% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD	45,250,000	(3,094,561)
1 month USCPI	2.56% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD	22,300,000	(1,294,286)

								(4,388,847)

OTC Interest rate swap contracts outstanding as of December 31, 2021 (Note 1):

Reference Entity	Payments Made by Portfolio	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount		Value and Unrealized Appreciation (Depreciation) ($)
1 day CLICP	5.57% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank**	11/2/2031	CLP	6,100,000,000	109,583
1 day SOFR	1.17% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD	52,400,000	178,567
1 day SOFR	1.37% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	5/24/2031	USD	25,750,000	(413,509)

								(125,359)

**	Non-deliverable interest rate swap.

See Notes to Financial Statements.

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EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$40,671,769	$—	$40,671,769
Centrally Cleared Credit Default Swaps	—	247,843	—	247,843
Commercial Mortgage-Backed Securities	—	32,107,382	—	32,107,382
Convertible Bonds
Communication Services	—	3,544,841	—	3,544,841
Health Care	—	1,927,268	—	1,927,268
Information Technology	—	1,917,812	—	1,917,812
Corporate Bonds
Communication Services	—	9,488,419	—	9,488,419
Consumer Discretionary	—	22,271,199	—	22,271,199
Consumer Staples	—	11,333,458	—	11,333,458
Energy	—	23,808,297	—	23,808,297
Financials	—	105,598,039	—	105,598,039
Health Care	—	15,127,510	—	15,127,510
Industrials	—	35,628,370	—	35,628,370
Information Technology	—	22,792,260	—	22,792,260
Materials	—	10,939,438	—	10,939,438
Real Estate	—	15,599,158	—	15,599,158
Utilities	—	8,726,159	—	8,726,159
Foreign Government Securities	—	91,733,408	—	91,733,408
Forward Currency Contracts	—	3,968,829	—	3,968,829
Mortgage-Backed Securities	—	42,985,478	—	42,985,478
OTC Interest Rate Swaps	—	288,150	—	288,150
Short-Term Investments
U.S. Treasury Obligations	—	43,806,571	—	43,806,571
U.S. Treasury Obligations	—	242,475,961	—	242,475,961

Total Assets	$—	$786,987,619	$—	$786,987,619

Liabilities:
Forward Currency Contracts	$—	$(5,518,965)	$—	$(5,518,965)
OTC Inflation-linked Swaps	—	(4,388,847)	—	(4,388,847)
OTC Interest Rate Swaps	—	(413,509)	—	(413,509)

Total Liabilities	$—	$(10,321,321)	$—	$(10,321,321)

Total	$—	$776,666,298	$—	$776,666,298

See Notes to Financial Statements.

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EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

Fair Values of Derivative Instruments as of December 31, 2021:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets - Unrealized appreciation	$288,150
Foreign exchange contracts	Receivables	3,968,829
Credit contracts	Receivables	247,843

Total		$4,504,822

	Liability Derivatives
Interest rate contracts	Payables, Net assets - Unrealized depreciation	$(4,802,356)
Foreign exchange contracts	Payables	(5,518,965)

Total		$(10,321,321)

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2021:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$1,432,926	$—	$362	$1,433,288
Foreign exchange contracts	—	(206,370)	—	(206,370)
Credit contracts	—	—	65,046	65,046

Total	$1,432,926	$(206,370)	$65,408	$1,291,964

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$127,963	$—	$(4,514,206)	$(4,386,243)
Foreign exchange contracts	—	(2,368,788)	—	(2,368,788)
Credit contracts	—	—	247,843	247,843

Total	$127,963	$(2,368,788)	$(4,266,363)	$(6,507,188)

^ This Portfolio held forward foreign currency, futures and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Portfolio held swap contracts with an average notional balance of approximately $150,858,000 for seven months, futures contracts with an average notional balance of approximately $59,366,000 for eleven months and forward foreign currency contracts with an average settlement value of approximately $414,410,000, during the year ended December 31, 2021.

See Notes to Financial Statements.

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EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2021:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Citibank NA	$1,381,607	$(1,381,607)	$—	$—
Goldman Sachs Bank USA	1,137,550	(1,082,114)	—	55,436
HSBC Bank plc	606,572	(606,572)	—	—
JPMorgan Chase Bank	548,629	(548,629)	—	—
Morgan Stanley	582,621	—	—	582,621

Total	$4,256,979	$(3,618,922)	$—	$638,057

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged*	Net Amount Due to Counterparty
Citibank NA	$1,874,648	$(1,381,607)	$(240,000)	$253,041
Goldman Sachs Bank USA	1,082,114	(1,082,114)	—	—
HSBC Bank plc	2,560,610	(606,572)	(1,954,038)	—
JPMorgan Chase Bank	4,803,949	(548,629)	(4,255,320)	—

Total	$10,321,321	$(3,618,922)	$(6,449,358)	$253,041

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged is $930,642.

Investment security transactions for the year ended December 31, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$948,628,273
Long-term U.S. government debt securities	610,120,586

$1,558,748,859

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$690,093,678
Long-term U.S. government debt securities	403,399,505

$1,093,493,183

As of December 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,480,990
Aggregate gross unrealized depreciation	(19,266,362)

Net unrealized depreciation	$(8,785,372)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$786,521,697

See Notes to Financial Statements.

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EQ/CORE PLUS BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES December 31, 2021
ASSETS
Investments in Securities, at value (Cost $786,310,622)	$782,482,797
Cash	17,762,187
Foreign cash (Cost $2)	2
Cash held as collateral at broker for swaps	4,800,000
Cash held as collateral for forward foreign currency contracts	2,580,000
Receivable for forward settling transactions	16,942,225
Dividends, interest and other receivables	4,926,968
Unrealized appreciation on forward foreign currency contracts	3,968,829
Variation Margin on Centrally Cleared Swaps	1,230,888
Market value on OTC swap contracts	288,150
Receivable for Portfolio shares sold	84,440
Receivable for securities sold	10,014
Other assets	4,518

Total assets	835,081,018

LIABILITIES
Payable for forward settling transactions	46,024,400
Payable for securities purchased	7,042,081
Unrealized depreciation on forward foreign currency contracts	5,518,965
Market value on OTC swap contracts	4,802,356
Payable for Portfolio shares redeemed	478,033
Investment management fees payable	339,435
Administrative fees payable	77,540
Distribution fees payable – Class A	33,601
Distribution fees payable – Class B	21,313
Due to broker for futures variation margin	1
Accrued expenses	159,806

Total liabilities	64,497,531

NET ASSETS	$770,583,487

Net assets were comprised of:
Paid in capital	$781,913,317
Total distributable earnings (loss)	(11,329,830)

Net assets	$770,583,487

Class A
Net asset value, offering and redemption price per share, $157,062,877 / 38,849,367 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.04

Class B
Net asset value, offering and redemption price per share, $100,338,035 / 24,908,472 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.03

Class K
Net asset value, offering and redemption price per share, $513,182,575 / 126,459,323 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.06

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2021

INVESTMENT INCOME
Interest (net of $59,452 foreign withholding tax)	$14,486,402
Securities lending (net)	12

Total income	14,486,414

EXPENSES
Investment management fees	3,411,178
Administrative fees	670,625
Distribution fees – Class A	356,807
Extraordinary expenses	243,700
Distribution fees – Class B	202,542
Custodian fees	181,000
Professional fees	86,763
Printing and mailing expenses	53,287
Trustees’ fees	13,456
Miscellaneous	25,445

Gross expenses	5,244,803
Less: Waiver from investment manager	(454,052)

Net expenses	4,790,751

NET INVESTMENT INCOME (LOSS)	9,695,663

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of Indonesian tax of $70,580 on realized on investments)	5,662,310
Futures contracts	1,432,926
Forward foreign currency contracts	(206,370)
Foreign currency transactions	(203,657)
Swaps	65,408
Securities sold short	175

Net realized gain (loss)	6,750,792

Change in unrealized appreciation (depreciation) on:
Investments in securities	(18,516,832)
Futures contracts	127,963
Forward foreign currency contracts	(2,368,788)
Foreign currency translations	(33,070)
Swaps	(4,266,363)

Net change in unrealized appreciation (depreciation)	(25,057,090)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(18,306,298)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,610,635)

See Notes to Financial Statements.

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EQ/CORE PLUS BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2021	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,695,663	$2,784,709
Net realized gain (loss)	6,750,792	10,246,073
Net change in unrealized appreciation (depreciation)	(25,057,090)	12,424,491

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,610,635)	25,455,273

Distributions to shareholders:
Class A	(3,700,265)	(6,858,072)
Class B	(2,349,903)	(3,116,953)
Class K	(13,110,045)	(908,956)

Total distributions to shareholders	(19,160,213)	(10,883,981)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 10,014,426 and 2,195,295 shares, respectively ]	42,121,368	9,044,185
Capital shares issued in connection with merger (Note 8) [ 2,658,406 and 0 shares, respectively ]	11,241,140	—
Capital shares issued in reinvestment of dividends and distributions [ 908,579 and 1,642,589 shares, respectively ]	3,700,265	6,858,072
Capital shares repurchased [ (4,222,923) and (4,053,637) shares, respectively ]	(17,581,383)	(16,572,093)

Total Class A transactions	39,481,390	(669,836)

Class B
Capital shares sold [ 3,300,459 and 2,200,849 shares, respectively ]	13,726,784	9,127,413
Capital shares issued in connection with merger (Note 8) [ 15,733,478 and 0 shares, respectively ]	66,292,858	—
Capital shares issued in reinvestment of dividends and distributions [ 579,136 and 749,210 shares, respectively ]	2,349,903	3,116,953
Capital shares repurchased [ (8,197,678) and (1,871,897) shares, respectively ]	(34,407,738)	(7,607,579)

Total Class B transactions	47,961,807	4,636,787

Class K
Capital shares sold [ 75,547,056 and 968,897 shares, respectively ]	314,148,008	4,053,087
Capital shares issued in connection with merger (Note 8) [ 47,375,328 and 0 shares, respectively ]	201,256,736	—
Capital shares issued in reinvestment of dividends and distributions [ 3,208,073 and 216,977 shares, respectively ]	13,110,045	908,956
Capital shares repurchased [ (3,420,898) and (888,650) shares, respectively ]	(14,190,748)	(3,610,254)

Total Class K transactions	514,324,041	1,351,789

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	601,767,238	5,318,740

TOTAL INCREASE (DECREASE) IN NET ASSETS	573,996,390	19,890,032
NET ASSETS:
Beginning of year	196,587,097	176,697,065

End of year	$770,583,487	$196,587,097

See Notes to Financial Statements.

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EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2021		2020		2019		2018		2017
Net asset value, beginning of year	$4.21		$3.88		$3.71		$3.81		$3.79

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.06		0.08		0.08		0.06
Net realized and unrealized gain (loss)	(0.14)		0.52		0.17		(0.09)		0.02

Total from investment operations	(0.07)		0.58		0.25		(0.01)		0.08

Less distributions:
Dividends from net investment income	(0.06)		(0.09)		(0.08)		(0.09)		(0.06)
Distributions from net realized gains	(0.04)		(0.16)		—		—		—

Total dividends and distributions	(0.10)		(0.25)		(0.08)		(0.09)		(0.06)

Net asset value, end of year	$4.04		$4.21		$3.88		$3.71		$3.81

Total return	(1.76)%		14.86%		6.79%		(0.36)%		2.17%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$157,063		$124,147		$115,255		$116,112		$126,383
Ratio of expenses to average net assets:
After waivers (f)	1.01	%(j)(o)	0.82	%(k)	0.55	%(m)	0.54	%(m)	0.54	%(m)
Before waivers (f)	1.10%		1.07%		0.61%		0.62%		0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.65%		1.50	%(x)	2.04	%(x)	2.16	%(x)	1.55	%(x)
Before waivers (f)	1.56%		1.25	%(x)	1.98	%(x)	2.09	%(x)	1.48	%(x)
Portfolio turnover rate^	200%		237	%(h)	5%		5%		7%

	Year Ended December 31,
Class B	2021		2020		2019		2018		2017
Net asset value, beginning of year	$4.19		$3.87		$3.69		$3.80		$3.78

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.06		0.08		0.08		0.06
Net realized and unrealized gain (loss)	(0.13)		0.51		0.18		(0.10)		0.02

Total from investment operations	(0.06)		0.57		0.26		(0.02)		0.08

Less distributions:
Dividends from net investment income	(0.06)		(0.09)		(0.08)		(0.09)		(0.06)
Distributions from net realized gains	(0.04)		(0.16)		—		—		—

Total dividends and distributions	(0.10)		(0.25)		(0.08)		(0.09)		(0.06)

Net asset value, end of year	$4.03		$4.19		$3.87		$3.69		$3.80

Total return	(1.53)%		14.64%		7.10%		(0.63)%		2.18%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$100,338		$56,600		$48,006		$46,800		$49,500
Ratio of expenses to average net assets:
After waivers (f)	1.00	%(j)(o)	0.83	%(k)	0.55	%(m)	0.54	%(m)	0.54	%(m)
Before waivers (f)	1.09%		1.08%		0.61%		0.62%		0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.61%		1.53	%(x)	2.10	%(x)	2.19	%(x)	1.58	%(x)
Before waivers (f)	1.52%		1.28	%(x)	2.03	%(x)	2.12	%(x)	1.5	%(x)
Portfolio turnover rate^	200%		237	%(h)	5%		5%		7%

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2021		2020		2019		2018		2017
Net asset value, beginning of year	$4.22		$3.89		$3.72		$3.82		$3.80

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.07		0.09		0.09		0.07
Net realized and unrealized gain (loss)	(0.12)		0.52		0.17		(0.09)		0.02

Total from investment operations	(0.05)		0.59		0.26		—	#	0.09

Less distributions:
Dividends from net investment income	(0.07)		(0.10)		(0.09)		(0.10)		(0.07)
Distributions from net realized gains	(0.04)		(0.16)		—		—		—

Total dividends and distributions	(0.11)		(0.26)		(0.09)		(0.10)		(0.07)

Net asset value, end of year	$4.06		$4.22		$3.89		$3.72		$3.82

Total return	(1.29)%		15.08%		7.04%		(0.12)%		2.42%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$513,183		$15,840		$13,436		$14,649		$16,428
Ratio of expenses to average net assets:
After waivers (f)	0.73	%(j)(o)	0.58	%(k)	0.30	%(m)	0.29	%(m)	0.29	%(m)
Before waivers (f)	0.81%		0.83%		0.36%		0.37%		0.36%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.75%		1.78	%(x)	2.22	%(x)	2.36	%(x)	1.83	%(x)
Before waivers (f)	1.67%		1.53	%(x)	2.16	%(x)	2.29	%(x)	1.76	%(x)
Portfolio turnover rate^	200%		237	%(h)	5%		5%		7%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	Change in investment strategy resulted in higher portfolio turnover.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.01% for Class A, 1.00% for Class B and 0.73% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(o)	Includes extraordinary expenses of 0.06%, 0.05%, and 0.03% for Class A, Class B and Class K respectively
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/21

	1 Year	5 Years	10 Years
Portfolio – Class B Shares	6.27%	7.50%	6.83%
Portfolio – Class K Shares	6.54	7.77	7.10
S&P Target Date 2015 Index	8.01	8.08	7.43

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 6.27% for the year ended December 31, 2021. This compares to the Portfolio’s benchmark, the S&P Target Date 2015 Index, which returned 8.01% over the same period.

Portfolio Highlights

The Portfolio is allocated to underlying portfolios invested in a mixture of global stocks and intermediate-term bonds. Despite a second calendar year of disruption from the COVID-19 virus, economic turmoil related to supply chain issues, and concerns over inflation in the developed world, the Portfolio’s holdings produced attractive gains for the year.

The Portfolio’s return is driven by its relative allocation to the asset class performance detailed below. The Portfolio currently holds roughly 63% of assets in bonds, 27% in U.S. equity and 10% in international equity.

Details by sector:

The Portfolio’s gain was primarily attributable to its holdings in equities, especially core U.S. large- and mid-cap equities, sectors that produced hefty gains in 2021. The U.S. equity market rallied as the economy reopened and recovered — facilitated by the rollout of coronavirus vaccines and some fiscal relief — and as corporations reported robust earnings growth. But the year was not without volatility, which stemmed in part from shortages of some goods and material, the emergence of virus variants, and uncertainty surrounding China’s economic health. U.S. small-cap holdings contributed positive returns, but to a lesser extent, as concerns over the expected course of interest rates weighed more heavily on these companies. International stocks generally lagged their U.S. counterparts, but as the developed world began to recover from the worst of COVID-19’s economic woes, these stocks nonetheless rallied.

Detractors from return included most of the Portfolio’s bond holdings and emerging markets equity. Bonds were hurt by uncertainty about the impact of fiscal stimulus and the precipitous rise in the cost of goods, which has translated into higher inflation numbers. This could translate to higher interest rates, which would erode bond prices, and already has stagnated bond fund returns. Only the longest-term government bonds and high-yield bonds escaped the turmoil. In the emerging markets, a small position posted a negative return as slow vaccine rollouts and the fallout from economic turmoil in China hurt the world’s developing economies hardest.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2021
Fixed Income	61.6%
Equity	38.4

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2021
EQ/Equity 500 Index Portfolio	15.4%
EQ/Core Plus Bond Portfolio	12.8
EQ/Quality Bond PLUS Portfolio	9.3
1290 VT High Yield Bond Portfolio	9.2
1290 Diversified Bond Fund	8.7
EQ/Core Bond Index Portfolio	8.6
EQ/Long-Term Bond Portfolio	7.9
EQ/PIMCO Ultra Short Bond Portfolio	5.2
EQ/International Equity Index Portfolio	5.2
EQ/Janus Enterprise Portfolio	3.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period* 7/1/21 - 12/31/21
Class B
Actual	$1,000.00	$1,012.90	$2.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.45	2.79
Class K
Actual	1,000.00	1,014.30	1.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.71	1.52

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.55% and 0.30%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2021

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (38.5%)
EQ/American Century Mid Cap Value Portfolio‡	46,416	$1,159,777
EQ/Emerging Markets Equity PLUS Portfolio‡	94,389	1,007,871
EQ/Equity 500 Index Portfolio‡	91,464	6,563,585
EQ/International Equity Index Portfolio‡	204,058	2,199,339
EQ/Janus Enterprise Portfolio‡	59,332	1,468,197
EQ/MFS International Growth Portfolio‡	155,703	1,292,338
EQ/Small Company Index Portfolio‡	71,619	924,161
EQ/Value Equity Portfolio‡	38,225	865,157
Multimanager Aggressive Equity Portfolio*‡	10,480	887,280

Total Equity		16,367,705

Fixed Income (61.7%)
1290 Diversified Bond Fund‡	347,743	3,696,504
1290 VT High Yield Bond Portfolio‡	402,733	3,903,807
EQ/Core Bond Index Portfolio‡	364,200	3,659,414
EQ/Core Plus Bond Portfolio‡	1,339,919	5,437,509
EQ/Long-Term Bond Portfolio‡	342,238	3,361,685
EQ/PIMCO Ultra Short Bond Portfolio‡	226,177	2,215,605
EQ/Quality Bond PLUS Portfolio‡	463,718	3,963,851

Total Fixed Income		26,238,375

Total Investments in Securities (100.2%) (Cost $35,197,070)		42,606,080
Other Assets Less Liabilities (-0.2%)		(82,829)

Net Assets (100%)		$42,523,251

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2021, were as follows:

Security Description	Shares at December 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	46,416	1,390,511	181,298	(559,331)	140,265	7,034	1,159,777	14,914	123,708
EQ/Emerging Markets Equity PLUS Portfolio	94,389	1,459,735	97,831	(526,463)	82,792	(106,024)	1,007,871	15,286	26,931
EQ/Equity 500 Index Portfolio	91,464	7,914,478	556,522	(3,445,508)	2,180,579	(642,486)	6,563,585	64,039	183,254
EQ/International Equity Index Portfolio	204,058	2,745,124	191,647	(938,802)	70,485	130,885	2,199,339	74,233	—
EQ/Janus Enterprise Portfolio	59,332	1,485,276	210,555	(318,807)	35,045	56,128	1,468,197	4,226	144,989
EQ/MFS International Growth Portfolio	155,703	1,554,275	220,534	(450,622)	66,020	(97,869)	1,292,338	5,957	158,168
EQ/Small Company Index Portfolio	71,619	1,525,802	171,089	(916,244)	356,767	(213,253)	924,161	6,335	96,892
EQ/Value Equity Portfolio (a)	38,225	1,082,617	202,605	(502,145)	80,352	1,728	865,157	7,426	149,296
Multimanager Aggressive Equity Portfolio*	10,480	906,496	200,383	(242,968)	73,321	(49,952)	887,280	—	151,940
Fixed Income
1290 Diversified Bond Fund	347,743	—	3,841,406	—	—	(144,902)	3,696,504	101,406	—
1290 VT High Yield Bond Portfolio	402,733	4,052,295	735,631	(878,300)	(2,902)	(2,917)	3,903,807	174,803	—
EQ/Core Bond Index Portfolio	364,200	10,355,298	1,222,502	(7,655,654)	293,491	(556,223)	3,659,414	61,294	20,598
EQ/Core Plus Bond Portfolio (aa)	1,339,919	—	2,243,395	(962,510)	(603)	(670,475)	5,437,509	86,901	54,556
EQ/Global Bond PLUS Portfolio (aa)	—	4,298,307	556,712	(246,476)	70	219,089	—	40,238	120,093

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

Investments in companies which were affiliates for the year ended December 31, 2021, were as follows:

Security Description	Shares at December 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Long-Term Bond Portfolio	342,238	—	3,407,964	(50,666)	222	4,165	3,361,685	10,204	41
EQ/PIMCO Ultra Short Bond Portfolio	226,177	3,296,642	499,600	(1,562,972)	(4,500)	(13,165)	2,215,605	13,022	—
EQ/Quality Bond PLUS Portfolio	463,718	5,345,397	830,245	(2,044,865)	4,506	(171,432)	3,963,851	40,032	29,571

Total		47,412,253	15,369,919	(21,302,333)	3,375,910	(2,249,669)	42,606,080	720,316	1,260,037

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.
(aa)

As a result of a business combination, after the close of business on June 18, 2021, the Portfolio exchanged in a nontaxable transfer 471,806 Class K shares in EQ/Global Bond PLUS Portfolio for 1,029,952 Class K shares of the EQ/Core Plus Bond Portfolio with a value of $4,375,379 (at a cost of $4,827,702). These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$3,696,504	$38,909,576	$—	$42,606,080

Total Assets	$3,696,504	$38,909,576	$—	$42,606,080

Total Liabilities	$—	$—	$—	$—

Total	$3,696,504	$38,909,576	$—	$42,606,080

The Portfolio held no derivatives contracts during the year ended December 31, 2021.

Investment security transactions for the year ended December 31, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$15,369,919
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$21,302,333

As of December 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,437,796
Aggregate gross unrealized depreciation	(1,069,537)

Net unrealized appreciation	$7,368,259

Federal income tax cost of investments in securities and derivative instruments, if applicable	$35,237,821

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $35,197,070)	$42,606,080
Cash	1,626
Receivable for securities sold	28,659
Receivable for Portfolio shares sold	6,205
Receivable from investment manager	373
Other assets	179

Total assets	42,643,122

LIABILITIES
Payable for Portfolio shares redeemed	55,762
Distribution fees payable – Class B	4,860
Accrued expenses	59,249

Total liabilities	119,871

NET ASSETS	$42,523,251

Net assets were comprised of:
Paid in capital	$33,843,281
Total distributable earnings (loss)	8,679,970

Net assets	$42,523,251

Class B
Net asset value, offering and redemption price per share, $22,950,555 / 2,707,100 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.48

Class K
Net asset value, offering and redemption price per share, $19,572,996 / 2,310,165 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.47

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2021

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$720,316
Interest	14

Total income	720,330

EXPENSES
Custodian fees	78,000
Distribution fees – Class B	64,603
Administrative fees	54,652
Investment management fees	46,180
Professional fees	37,983
Printing and mailing expenses	14,860
Extraordinary expenses	7,127
Trustees’ fees	1,470
Miscellaneous	568

Gross expenses	305,443
Less: Waiver from investment manager	(94,567)

Net expenses	210,876

NET INVESTMENT INCOME (LOSS)	509,454

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	3,375,910
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	1,260,037

Net realized gain (loss)	4,635,947

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(2,249,669)

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,386,278

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,895,732

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2021	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$509,454	$578,182
Net realized gain (loss)	4,635,947	2,645,208
Net change in unrealized appreciation (depreciation)	(2,249,669)	1,241,149

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,895,732	4,464,539

Distributions to shareholders:
Class B	(2,543,571)	(1,819,849)
Class K	(2,205,817)	(1,386,789)

Total distributions to shareholders	(4,749,388)	(3,206,638)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 311,590 and 648,033 shares, respectively ]	2,877,833	5,557,843
Capital shares issued in reinvestment of dividends and distributions [ 297,245 and 205,447 shares, respectively ]	2,543,571	1,819,849
Capital shares repurchased [ (939,424) and (780,756) shares, respectively ]	(8,711,699)	(6,778,323)

Total Class B transactions	(3,290,295)	599,369

Class K
Capital shares sold [ 257 and 643 shares, respectively ]	2,383	6,005
Capital shares issued in reinvestment of dividends and distributions [ 257,974 and 156,576 shares, respectively]	2,205,817	1,386,789
Capital shares repurchased [ (202,951) and (380,651) shares, respectively ]	(1,877,836)	(3,225,710)

Total Class K transactions	330,364	(1,832,916)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,959,931)	(1,233,547)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,813,587)	24,354
NET ASSETS:
Beginning of year	47,336,838	47,312,484

End of year	$42,523,251	$47,336,838

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2021		2020		2019		2018		2017
Net asset value, beginning of year	$8.95		$8.70		$8.03		$9.25		$8.65

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.09		0.10		0.15		0.13		0.11
Net realized and unrealized gain (loss)	0.46		0.78		1.05		(0.52)		0.86

Total from investment operations	0.55		0.88		1.20		(0.39)		0.97

Less distributions:
Dividends from net investment income	(0.16)		(0.17)		(0.15)		(0.16)		(0.13)
Distributions from net realized gains	(0.86)		(0.46)		(0.38)		(0.67)		(0.24)

Total dividends and distributions	(1.02)		(0.63)		(0.53)		(0.83)		(0.37)

Net asset value, end of year	$8.48		$8.95		$8.70		$8.03		$9.25

Total return	6.27%		10.26%		15.04%		(4.24)%		11.20%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$22,951		$27,176		$25,780		$21,945		$28,385
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.57	%(j)(o)	0.55	%(k)	0.56	%(k)	0.55	%(k)	0.54	%(k)
Before waivers and reimbursements (f)	0.77%		0.81%		0.81%		0.76%		0.73%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	0.95%		1.20%		1.72%		1.45%		1.19%
Before waivers and reimbursements (f)(x)	0.75%		0.94%		1.47%		1.25%		1.00%
Portfolio turnover rate^	33%		30%		17%		20%		21%

	Year Ended December 31,
Class K	2021		2020		2019		2018		2017
Net asset value, beginning of year	$8.94		$8.69		$8.02		$9.25		$8.64

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		0.12		0.15		0.14		0.13
Net realized and unrealized gain (loss)	0.45		0.78		1.07		(0.52)		0.87

Total from investment operations	0.57		0.90		1.22		(0.38)		1.00

Less distributions:
Dividends from net investment income	(0.18)		(0.19)		(0.17)		(0.18)		(0.15)
Distributions from net realized gains	(0.86)		(0.46)		(0.38)		(0.67)		(0.24)

Total dividends and distributions	(1.04)		(0.65)		(0.55)		(0.85)		(0.39)

Net asset value, end of year	$8.47		$8.94		$8.69		$8.02		$9.25

Total return	6.54%		10.52%		15.32%		(4.08)%		11.60%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$19,573		$20,161		$21,532		$22,401		$31,179
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.32	%(j)(o)	0.30	%(k)	0.31	%(k)	0.30	%(k)	0.29	%(k)
Before waivers and reimbursements (f)	0.52%		0.56%		0.56%		0.50%		0.48%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.30%		1.40%		1.68%		1.56%		1.47%
Before waivers and reimbursements (f)(x)	1.09%		1.14%		1.43%		1.36%		1.29%
Portfolio turnover rate^	33%		30%		17%		20%		21%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class B and 0.87% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(o)	Includes extraordinary expenses of 0.02% and 0.02% for Class B and Class K respectively.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/21

	1 Year	5 Years	10 Years
Portfolio – Class B Shares	10.80%	9.98%	8.99%
Portfolio – Class K Shares	10.98	10.22	9.26
S&P Target Date 2025 Index	10.67	9.65	9.01

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 10.80% for the year ended December 31, 2021. This compares to the Portfolio’s benchmark, the S&P Target Date 2025 Index, which returned 10.67% over the same period.

Portfolio Highlights

The Portfolio is allocated to underlying portfolios invested in a mixture of global stocks and intermediate-term bonds. Despite a second calendar year of disruption from the COVID-19 virus, economic turmoil related to supply chain issues, and concerns over inflation in the developed world, the Portfolio’s holdings produced attractive gains for the year.

The Portfolio’s return is driven by its relative allocation to the asset class performance detailed below. The Portfolio currently holds roughly 41% of assets in bonds, 41% in U.S. equity and 18% in international equity.

Details by sector:

The Portfolio’s gain was primarily attributable to its holdings in equities, especially core U.S. large- and mid-cap equities, sectors that produced hefty gains in 2021. The U.S. equity market rallied as the economy reopened and recovered — facilitated by the rollout of coronavirus vaccines and some fiscal relief — and as corporations reported robust earnings growth. But the year was not without volatility, which stemmed in part from shortages of some goods and material, the emergence of virus variants, and uncertainty surrounding China’s economic health. U.S. small-cap holdings contributed positive returns, but to a lesser extent, as concerns over the expected course of interest rates weighed more heavily on these companies. International stocks generally lagged their U.S. counterparts, but as the developed world began to recover from the worst of COVID-19’s economic woes, these stocks nonetheless rallied.

Detractors from return included most of the Portfolio’s bond holdings and emerging markets equity. Bonds were hurt by uncertainty about the impact of fiscal stimulus and the precipitous rise in the cost of goods, which has translated into higher inflation numbers. This could translate to higher interest rates, which would erode bond prices, and already has stagnated bond fund returns. Only the longest-term government bonds and high-yield bonds escaped the turmoil. In the emerging markets, an equity position posted a negative return as slow vaccine rollouts and the fallout from economic turmoil in China hurt the world’s developing economies hardest.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2021
Equity	61.2%
Fixed Income	38.8

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2021
EQ/Equity 500 Index Portfolio	27.1%
EQ/International Equity Index Portfolio	9.5
EQ/Core Plus Bond Portfolio	7.9
EQ/Small Company Index Portfolio	6.6
1290 VT High Yield Bond Portfolio	6.3
EQ/Long-Term Bond Portfolio	6.2
EQ/Core Bond Index Portfolio	5.1
EQ/Quality Bond PLUS Portfolio	5.1
EQ/MFS International Growth Portfolio	4.9
1290 Diversified Bond Fund	4.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period* 7/1/21 - 12/31/21
Class B
Actual	$1,000.00	$1,027.60	$2.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.48	2.75
Class K
Actual	1,000.00	1,028.50	1.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.75	1.48

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.54% and 0.29%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2021

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (61.2%)
EQ/American Century Mid Cap Value Portfolio‡	208,515	$5,210,068
EQ/Emerging Markets Equity PLUS Portfolio‡	582,140	6,215,978
EQ/Equity 500 Index Portfolio‡	687,261	49,318,965
EQ/International Equity Index Portfolio‡	1,607,760	17,328,461
EQ/Janus Enterprise Portfolio‡	196,724	4,867,989
EQ/MFS International Growth Portfolio‡	1,082,011	8,980,716
EQ/Small Company Index Portfolio‡	927,659	11,970,330
EQ/Value Equity Portfolio‡	166,552	3,769,600
Multimanager Aggressive Equity Portfolio*‡	41,549	3,517,674

Total Equity		111,179,781

Fixed Income (38.9%)
1290 Diversified Bond Fund‡	833,525	8,860,370
1290 VT High Yield Bond Portfolio‡	1,180,922	11,447,019
EQ/Core Bond Index Portfolio‡	921,660	9,260,662
EQ/Core Plus Bond Portfolio‡	3,553,483	14,420,345
EQ/Long-Term Bond Portfolio‡	1,142,766	11,224,972
EQ/PIMCO Ultra Short Bond Portfolio‡	634,470	6,215,195
EQ/Quality Bond PLUS Portfolio‡	1,076,179	9,199,156

Total Fixed Income		70,627,719

Total Investments in Securities (100.1%) (Cost $130,538,421)		181,807,500
Other Assets Less Liabilities (-0.1%)		(229,615)

Net Assets (100%)		$181,577,885

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2021, were as follows:

Security Description	Shares at December 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	208,515	5,528,848	1,015,839	(1,867,230)	121,470	411,141	5,210,068	68,795	570,606
EQ/Emerging Markets Equity PLUS Portfolio	582,140	9,023,829	944,167	(3,610,509)	510,268	(651,777)	6,215,978	97,068	166,158
EQ/Equity 500 Index Portfolio	687,261	49,426,124	5,148,487	(15,780,046)	6,346,677	4,177,723	49,318,965	493,713	1,393,756
EQ/International Equity Index Portfolio	1,607,760	18,630,230	1,841,168	(4,504,752)	213,461	1,148,354	17,328,461	598,741	—
EQ/Janus Enterprise Portfolio	196,724	4,997,253	1,000,007	(1,429,152)	100,674	199,207	4,867,989	14,052	492,627
EQ/MFS International Growth Portfolio	1,082,011	9,602,597	1,763,371	(2,106,784)	125,978	(404,446)	8,980,716	42,273	1,115,696
EQ/Small Company Index Portfolio	927,659	13,745,857	2,214,990	(4,770,859)	659,141	121,201	11,970,330	106,524	1,241,101
EQ/Value Equity Portfolio (a)	166,552	4,253,061	1,003,617	(1,754,938)	141,165	126,695	3,769,600	33,346	668,339
Multimanager Aggressive Equity Portfolio*	41,549	3,482,787	966,516	(1,001,133)	105,500	(35,996)	3,517,674	—	618,093
Fixed Income
1290 Diversified Bond Fund	833,525	—	9,218,336	—	—	(357,966)	8,860,370	253,336	—
1290 VT High Yield Bond Portfolio	1,180,922	11,520,815	2,553,557	(2,591,384)	(10)	(35,959)	11,447,019	528,597	—
EQ/Core Bond Index Portfolio	921,660	24,301,029	4,477,056	(18,867,122)	197,655	(847,956)	9,260,662	162,314	54,301
EQ/Core Plus Bond Portfolio (aa)	3,553,483	—	5,669,106	(2,327,955)	1,484	(1,191,529)	14,420,345	234,465	147,147
EQ/Global Bond PLUS Portfolio (aa)	—	10,966,405	2,021,132	(701,667)	321	(16,952)	—	107,361	320,420

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

Investments in companies which were affiliates for the year ended December 31, 2021, were as follows:

Security Description	Shares at December 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Long-Term Bond Portfolio	1,142,766	—	11,605,887	(379,423)	(284)	(1,208)	11,224,972	34,962	141
EQ/PIMCO Ultra Short Bond Portfolio	634,470	8,298,037	1,787,446	(3,814,977)	(3,936)	(51,375)	6,215,195	41,617	—
EQ/Quality Bond PLUS Portfolio	1,076,179	12,927,621	2,916,762	(6,238,107)	7,226	(414,346)	9,199,156	97,004	72,855

Total		186,704,493	56,147,444	(71,746,038)	8,526,790	2,174,811	181,807,500	2,914,168	6,861,240

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.
(aa)

As a result of a business combination, after the close of business on June 18, 2021, the Portfolio exchanged in a nontaxable transfer 1,258,832 Class K shares in EQ/Global Bond PLUS Portfolio for 2,748,030 Class K shares of the EQ/Core Plus Bond Portfolio with a value of $11,673,996 (at a cost of $12,269,239). These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$8,860,370	$172,947,130	$—	$181,807,500

Total Assets	$8,860,370	$172,947,130	$—	$181,807,500

Total Liabilities	$—	$—	$—	$—

Total	$8,860,370	$172,947,130	$—	$181,807,500

The Portfolio held no derivatives contracts during the year ended December 31, 2021.

Investment security transactions for the year ended December 31, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$56,147,444
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$71,746,038

As of December 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,334,240
Aggregate gross unrealized depreciation	(2,115,513)

Net unrealized appreciation	$51,218,727

Federal income tax cost of investments in securities and derivative instruments, if applicable	$130,588,773

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $130,538,421)	$181,807,500
Receivable for securities sold	5,048,886
Receivable for Portfolio shares sold	16,618
Other assets	712

Total assets	186,873,716

LIABILITIES
Overdraft payable	4,972,683
Payable for Portfolio shares redeemed	199,341
Distribution fees payable – Class B	30,039
Administrative fees payable	18,480
Investment management fees payable	15,685
Trustees’ fees payable	60
Accrued expenses	59,543

Total liabilities	5,295,831

NET ASSETS	$181,577,885

Net assets were comprised of:
Paid in capital	$124,751,871
Total distributable earnings (loss)	56,826,014

Net assets	$181,577,885

Class B
Net asset value, offering and redemption price per share, $138,482,539 / 11,081,506 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.50

Class K
Net asset value, offering and redemption price per share, $43,095,346 / 3,449,017 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.49

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2021

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$2,914,168
Interest	48

Total income	2,914,216

EXPENSES
Distribution fees – Class B	357,064
Administrative fees	224,765
Investment management fees	189,971
Custodian fees	81,001
Professional fees	50,088
Printing and mailing expenses	22,104
Recoupment fees	12,884
Trustees’ fees	5,893
Miscellaneous	2,772

Total expenses	946,542

NET INVESTMENT INCOME (LOSS)	1,967,674

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	8,526,790
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	6,861,240

Net realized gain (loss)	15,388,030

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	2,174,811

NET REALIZED AND UNREALIZED GAIN (LOSS)	17,562,841

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,530,515

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2021	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,967,674	$2,145,572
Net realized gain (loss)	15,388,030	8,740,413
Net change in unrealized appreciation (depreciation)	2,174,811	9,781,159

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,530,515	20,667,144

Distributions to shareholders:
Class B	(11,660,925)	(7,258,036)
Class K	(3,670,319)	(2,642,255)

Total distributions to shareholders	(15,331,244)	(9,900,291)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,630,918 and 1,839,989 shares, respectively ]	21,147,526	20,600,622
Capital shares issued in reinvestment of dividends and distributions [ 932,842 and 604,520 shares, respectively ]	11,660,925	7,258,036
Capital shares repurchased [ (2,734,421) and (1,911,323) shares, respectively ]	(35,416,828)	(21,557,862)

Total Class B transactions	(2,608,377)	6,300,796

Class K
Capital shares sold [ 1 and 523 shares, respectively ]	13	6,633
Capital shares issued in reinvestment of dividends and distributions [ 293,457 and 219,977 shares, respectively ]	3,670,319	2,642,255
Capital shares repurchased [ (762,595) and (724,973) shares, respectively ]	(10,008,718)	(8,348,999)

Total Class K transactions	(6,338,386)	(5,700,111)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,946,763)	600,685

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,747,492)	11,367,538
NET ASSETS:
Beginning of year	186,325,377	174,957,839

End of year	$181,577,885	$186,325,377

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2021		2020		2019		2018		2017
Net asset value, beginning of year	$12.28		$11.56		$10.21		$11.35		$9.97

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.14		0.19		0.16		0.15
Net realized and unrealized gain (loss)	1.18		1.25		1.78		(0.85)		1.39

Total from investment operations	1.31		1.39		1.97		(0.69)		1.54

Less distributions:
Dividends from net investment income	(0.24)		(0.21)		(0.19)		(0.19)		(0.16)
Distributions from net realized gains	(0.85)		(0.46)		(0.43)		(0.26)		—

Total dividends and distributions	(1.09)		(0.67)		(0.62)		(0.45)		(0.16)

Net asset value, end of year	$12.50		$12.28		$11.56		$10.21		$11.35

Total return	10.80%		12.20%		19.47%		(6.15)%		15.41%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$138,483		$138,209		$123,872		$98,100		$103,688
Ratio of expenses to average net assets:
After waivers (f)	0.56	%(j)	0.56	%(k)	0.57	%(k)	0.57	%(k)	0.56	%(k)
Before waivers (f)	0.56%		0.58%		0.59%		0.58%		0.59%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.00%		1.24%		1.66%		1.44%		1.37%
Before waivers (f)(x)	1.00%		1.21%		1.65%		1.42%		1.34%
Portfolio turnover rate^	30%		26%		16%		17%		14%

	Year Ended December 31,
Class K	2021		2020		2019		2018		2017
Net asset value, beginning of year	$12.28		$11.55		$10.21		$11.35		$9.97

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.15		0.15		0.19		0.17		0.17
Net realized and unrealized gain (loss)	1.19		1.28		1.80		(0.83)		1.39

Total from investment operations	1.34		1.43		1.99		(0.66)		1.56

Less distributions:
Dividends from net investment income	(0.28)		(0.24)		(0.22)		(0.22)		(0.18)
Distributions from net realized gains	(0.85)		(0.46)		(0.43)		(0.26)		—

Total dividends and distributions	(1.13)		(0.70)		(0.65)		(0.48)		(0.18)

Net asset value, end of year	$12.49		$12.28		$11.55		$10.21		$11.35

Total return	10.98%		12.55%		19.64%		(5.89)%		15.68%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$43,095		$48,117		$51,085		$49,630		$69,812
Ratio of expenses to average net assets:
After waivers (f)	0.31	%(j)	0.31	%(k)	0.32	%(k)	0.32	%(k)	0.31	%(k)
Before waivers (f)	0.31%		0.33%		0.34%		0.33%		0.34%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.15%		1.35%		1.73%		1.46%		1.59%
Before waivers (f)(x)	1.15%		1.32%		1.71%		1.44%		1.56%
Portfolio turnover rate^	30%		26%		16%		17%		14%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class B and 0.83% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/21

	1 Year	5 Years	10 Years
Portfolio – Class B Shares	14.10%	11.65%	10.34%
Portfolio – Class K Shares	14.38	11.92	10.62
S&P Target Date 2035 Index	14.93	11.67	10.63

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 14.10% for the year ended December 31, 2021. This compares to the Portfolio’s benchmark, the S&P Target Date 2035 Index, which returned 14.93% over the same period.

Portfolio Highlights

The Portfolio is allocated to underlying portfolios invested in a mixture of global stocks and intermediate-term bonds. Despite a second calendar year of disruption from the COVID-19 virus, economic turmoil related to supply chain issues, and concerns over inflation in the developed world, the Portfolio’s holdings produced attractive gains for the year.

The Portfolio’s return is driven by its relative allocation to the asset class performance detailed below. The Portfolio currently holds roughly 25% of assets in bonds, 53% in U.S. equity and 22% in international equity.

Details by sector:

The Portfolio’s gain was primarily attributable to its holdings in equities, especially core U.S. large- and small-cap holdings, sectors that produced gains in 2021. The U.S. equity market rallied as the economy reopened and recovered — facilitated by the rollout of coronavirus vaccines and some fiscal relief — and as corporations reported robust earnings growth. But the year was not without volatility, which stemmed in part from shortages of some goods and material, the emergence of virus variants, and uncertainty surrounding China’s economic health. U.S. small-cap holdings contributed positive returns, but to a lesser extent, as concerns over the expected course of interest rates weighed more heavily on these companies. International stocks also contributed to the Portfolio’s return. These companies generally lagged their U.S. counterparts, but as the developed world began to recover from the worst of COVID-19’s economic woes, their stocks nonetheless rallied.

Detractors from return included most of the Portfolio’s bond holdings. Bonds were hurt by uncertainty about the impact of fiscal stimulus and the precipitous rise in the cost of goods, which has translated into higher inflation numbers. This could translate to higher interest rates, which would erode bond prices, and already has stagnated bond fund returns. Only the longest-term government bonds and high-yield bonds escaped the turmoil. In the emerging markets, an equity position posted a negative return as slow vaccine rollouts and the fallout from economic turmoil in China hurt the world’s developing economies hardest.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2021
Equity	76.8%
Fixed Income	23.2

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2021
EQ/Equity 500 Index Portfolio	37.0%
EQ/International Equity Index Portfolio	11.6
EQ/Small Company Index Portfolio	9.9
EQ/MFS International Growth Portfolio	6.6
EQ/Core Plus Bond Portfolio	4.6
EQ/Emerging Markets Equity PLUS Portfolio	4.4
EQ/Long-Term Bond Portfolio	4.2
1290 VT High Yield Bond Portfolio	4.1
EQ/Quality Bond PLUS Portfolio	2.9
EQ/Core Bond Index Portfolio	2.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period* 7/1/21 - 12/31/21
Class B
Actual	$1,000.00	$1,038.10	$2.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.52	2.71
Class K
Actual	1,000.00	1,039.20	1.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.78	1.44

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.53% and 0.28%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2021

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (76.8%)
EQ/American Century Mid Cap Value Portfolio‡	130,064	$3,249,853
EQ/Emerging Markets Equity PLUS Portfolio‡	896,467	9,572,304
EQ/Equity 500 Index Portfolio‡	1,111,283	79,747,457
EQ/International Equity Index Portfolio‡	2,330,036	25,113,156
EQ/Janus Enterprise Portfolio‡	144,463	3,574,777
EQ/MFS International Growth Portfolio‡	1,713,585	14,222,801
EQ/Small Company Index Portfolio‡	1,652,574	21,324,477
EQ/Value Equity Portfolio‡	238,960	5,408,404
Multimanager Aggressive Equity Portfolio*‡	39,104	3,310,670

Total Equity		165,523,899

Fixed Income (23.3%)
1290 Diversified Bond Fund‡	503,394	5,351,073
1290 VT High Yield Bond Portfolio‡	915,521	8,874,411
EQ/Core Bond Index Portfolio‡	624,744	6,277,308
EQ/Core Plus Bond Portfolio‡	2,446,648	9,928,714
EQ/Long-Term Bond Portfolio‡	921,142	9,048,046
EQ/PIMCO Ultra Short Bond Portfolio‡	439,188	4,302,235
EQ/Quality Bond PLUS Portfolio‡	742,042	6,342,954

Total Fixed Income		50,124,741

Total Investments in Securities (100.1%) (Cost $146,975,279)		215,648,640
Other Assets Less Liabilities (-0.1%)		(196,962)

Net Assets (100%)		$215,451,678

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares. .

Investments in companies which were affiliates for the year ended December 31, 2021, were as follows:

Security Description	Shares at December 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	130,064	3,138,986	923,808	(1,109,477)	27,600	268,936	3,249,853	41,524	344,414
EQ/Emerging Markets Equity PLUS Portfolio	896,467	10,583,146	1,793,362	(2,471,340)	293,230	(626,094)	9,572,304	143,524	241,015
EQ/Equity 500 Index Portfolio	1,111,283	66,593,483	8,462,321	(10,613,609)	1,482,794	13,822,468	79,747,457	773,781	2,168,391
EQ/International Equity Index Portfolio	2,330,036	23,090,703	2,697,449	(2,398,452)	22,616	1,700,840	25,113,156	839,031	—
EQ/Janus Enterprise Portfolio	144,463	3,052,690	748,619	(398,120)	9,990	161,598	3,574,777	9,701	348,013
EQ/MFS International Growth Portfolio	1,713,585	13,148,984	2,818,343	(1,250,849)	28,896	(522,573)	14,222,801	64,454	1,697,955
EQ/Small Company Index Portfolio	1,652,574	20,308,479	3,808,112	(3,611,898)	361,736	458,048	21,324,477	183,587	2,130,490
EQ/Value Equity Portfolio (a)	238,960	4,389,056	1,348,389	(486,254)	9,207	148,006	5,408,404	46,151	923,526
Multimanager Aggressive Equity Portfolio*	39,104	2,732,123	962,731	(404,286)	14,877	5,225	3,310,670	—	560,323
Fixed Income
1290 Diversified Bond Fund	503,394	—	5,567,560	—	—	(216,487)	5,351,073	152,560	—
1290 VT High Yield Bond Portfolio	915,521	7,520,791	2,298,419	(905,806)	93	(39,086)	8,874,411	395,374	—
EQ/Core Bond Index Portfolio	624,744	14,075,065	3,095,493	(10,490,512)	76,685	(479,423)	6,277,308	104,431	35,128
EQ/Core Plus Bond Portfolio (aa)	2,446,648	—	3,474,023	(556,667)	(15)	(707,790)	9,928,714	155,160	97,410
EQ/Global Bond PLUS Portfolio (aa)	—	6,545,463	1,432,569	(189,622)	(25)	(69,222)	—	68,107	203,266
EQ/Long-Term Bond Portfolio	921,142	—	9,066,274	(15,489)	(44)	(2,695)	9,048,046	27,322	110

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

Investments in companies which were affiliates for the year ended December 31, 2021, were as follows:

Security Description	Shares at December 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Ultra Short Bond Portfolio	439,188	4,801,007	1,246,662	(1,708,160)	(672)	(36,602)	4,302,235	27,842	—
EQ/Quality Bond PLUS Portfolio	742,042	7,719,472	2,129,294	(3,244,805)	3,794	(264,801)	6,342,954	63,485	47,904

Total		187,699,448	51,873,428	(39,855,346)	2,330,762	13,600,348	215,648,640	3,096,034	8,797,945

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.
(aa)

As a result of a business combination, after the close of business on June 18, 2021, the Portfolio exchanged in a nontaxable transfer 798,570 Class K shares in EQ/Global Bond PLUS Portfolio for 1,743,278 Class K shares of the EQ/Core Plus Bond Portfolio with a value of $7,405,682 (at a cost of $7,719,163). These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$5,351,073	$210,297,567	$—	$215,648,640

Total Assets	$5,351,073	$210,297,567	$—	$215,648,640

Total Liabilities	$—	$—	$—	$—

Total	$5,351,073	$210,297,567	$—	$215,648,640

The Portfolio held no derivatives contracts during the year ended December 31, 2021.

Investment security transactions for the year ended December 31, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$51,873,428
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$39,855,346

As of December 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,830,385
Aggregate gross unrealized depreciation	(1,268,750)

Net unrealized appreciation	$68,561,635

Federal income tax cost of investments in securities and derivative instruments, if applicable	$147,087,005

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $146,975,279)	$215,648,640
Cash	112,603
Receivable for Portfolio shares sold	114,115
Other assets	757

Total assets	215,876,115

LIABILITIES
Payable for Portfolio shares redeemed	236,980
Payable for securities purchased	51,245
Distribution fees payable – Class B	39,140
Administrative fees payable	21,172
Investment management fees payable	17,969
Trustees’ fees payable	92
Accrued expenses	57,839

Total liabilities	424,437

NET ASSETS	$215,451,678

Net assets were comprised of:
Paid in capital	$140,887,116
Total distributable earnings (loss)	74,564,562

Net assets	$215,451,678

Class B
Net asset value, offering and redemption price per share, $188,064,007 / 12,622,757 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.90

Class K
Net asset value, offering and redemption price per share, $27,387,671 / 1,837,983 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.90

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2021

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$3,096,034
Interest	52

Total income	3,096,086

EXPENSES
Distribution fees – Class B	444,206
Administrative fees	243,531
Investment management fees	205,892
Custodian fees	80,001
Professional fees	50,840
Printing and mailing expenses	24,372
Trustees’ fees	6,197
Miscellaneous	2,734

Total expenses	1,057,773

NET INVESTMENT INCOME (LOSS)	2,038,313

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	2,330,762
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	8,797,945

Net realized gain (loss)	11,128,707

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	13,600,348

NET REALIZED AND UNREALIZED GAIN (LOSS)	24,729,055

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,767,368

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2021	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,038,313	$1,913,838
Net realized gain (loss)	11,128,707	5,403,995
Net change in unrealized appreciation (depreciation)	13,600,348	15,284,237

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	26,767,368	22,602,070

Distributions to shareholders:
Class B	(8,788,434)	(5,608,553)
Class K	(1,370,601)	(1,071,725)

Total distributions to shareholders	(10,159,035)	(6,680,278)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 2,034,666 and 1,939,608 shares, respectively ]	30,081,140	23,374,194
Capital shares issued in reinvestment of dividends and distributions [ 596,253 and 425,826 shares, respectively ]	8,788,434	5,608,553
Capital shares repurchased [ (1,639,079) and (1,241,567) shares, respectively ]	(24,471,247)	(14,971,024)

Total Class B transactions	14,398,327	14,011,723

Class K
Capital shares sold [ 0 and 68 shares, respectively ]	—	949
Capital shares issued in reinvestment of dividends and distributions [ 92,930 and 81,252 shares, respectively ]	1,370,601	1,071,725
Capital shares repurchased [ (301,515) and (494,389) shares, respectively ]	(4,477,362)	(5,850,676)

Total Class K transactions	(3,106,761)	(4,778,002)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	11,291,566	9,233,721

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,899,899	25,155,513
NET ASSETS:
Beginning of year	187,551,779	162,396,266

End of year	$215,451,678	$187,551,779

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2021		2020		2019		2018		2017
Net asset value, beginning of year	$13.71		$12.52		$10.67		$11.83		$10.18

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.14		0.19		0.17		0.15
Net realized and unrealized gain (loss)	1.78		1.55		2.17		(1.01)		1.66

Total from investment operations	1.92		1.69		2.36		(0.84)		1.81

Less distributions:
Dividends from net investment income	(0.27)		(0.20)		(0.19)		(0.18)		(0.16)
Distributions from net realized gains	(0.46)		(0.30)		(0.32)		(0.14)		—

Total dividends and distributions	(0.73)		(0.50)		(0.51)		(0.32)		(0.16)

Net asset value, end of year	$14.90		$13.71		$12.52		$10.67		$11.83

Total return	14.10%		13.70%		22.28%		(7.14)%		17.78%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$188,064		$159,487		$131,599		$95,353		$93,665
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.55	%(j)	0.58	%(k)	0.59	%(k)	0.59	%(k)	0.58	%(k)
Before waivers and reimbursements (f)	0.55%		0.58%		0.60%		0.61%		0.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	0.97%		1.18%		1.61%		1.41%		1.31%
Before waivers and reimbursements (f)(x)	0.97%		1.17%		1.60%		1.39%		1.27%
Portfolio turnover rate^	20%		20%		8%		12%		9%

	Year Ended December 31,
Class K	2021		2020		2019		2018		2017
Net asset value, beginning of year	$13.71		$12.52		$10.67		$11.83		$10.18

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.17		0.16		0.19		0.16		0.17
Net realized and unrealized gain (loss)	1.79		1.56		2.20		(0.97)		1.67

Total from investment operations	1.96		1.72		2.39		(0.81)		1.84

Less distributions:
Dividends from net investment income	(0.31)		(0.23)		(0.22)		(0.21)		(0.19)
Distributions from net realized gains	(0.46)		(0.30)		(0.32)		(0.14)		—

Total dividends and distributions	(0.77)		(0.53)		(0.54)		(0.35)		(0.19)

Net asset value, end of year	$14.90		$13.71		$12.52		$10.67		$11.83

Total return	14.38%		13.95%		22.57%		(6.88)%		18.05%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$27,388		$28,065		$30,798		$28,917		$36,972
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.30	%(j)	0.33	%(k)	0.34	%(k)	0.34	%(k)	0.33	%(k)
Before waivers and reimbursements (f)	0.30%		0.33%		0.35%		0.35%		0.37%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.12%		1.27%		1.63%		1.38%		1.50%
Before waivers and reimbursements (f)(x)	1.12%		1.27%		1.63%		1.36%		1.46%
Portfolio turnover rate^	20%		20%		8%		12%		9%

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.03% for Class B and 0.78% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/21

	1 Year	5 Years	10 Years
Portfolio – Class B Shares	16.29%	12.68%	11.32%
Portfolio – Class K Shares	16.65	12.98	11.61
S&P Target Date 2045 Index	17.51	12.81	11.56

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 16.29% for the year ended December 31, 2021. This compares to the Portfolio’s benchmark, the S&P Target Date 2045 Index, which returned 17.51% over the same period.

Portfolio Highlights

The Portfolio is allocated to underlying portfolios invested in a mixture of global stocks and intermediate-term bonds. Despite a second calendar year of disruption from the COVID-19 virus, economic turmoil related to supply chain issues, and concerns over inflation in the developed world, the Portfolio’s holdings produced attractive gains for the year.

The Portfolio’s return is driven by its relative allocation to the asset class performance detailed below. The Portfolio currently holds roughly 15% of assets in bonds, 60% in U.S. equity and 25% in international equity.

Details by sector:

The Portfolio’s gain was primarily attributable to its holdings in equities, especially core U.S. large- and small-cap holdings, sectors that produced gains in 2021. The U.S. equity market rallied as the economy reopened and recovered — facilitated by the rollout of coronavirus vaccines and some fiscal relief — and as corporations reported robust earnings growth. But the year was not without volatility, which stemmed in part from shortages of some goods and material, the emergence of virus variants, and uncertainty surrounding China’s economic health. U.S. small-cap holdings contributed positive returns, but to a lesser extent, as concerns over the expected course of interest rates weighed more heavily on these companies. International stocks also contributed to the Portfolio’s return. These companies generally lagged their U.S. counterparts, but as the developed world began to recover from the worst of COVID-19’s economic woes, their stocks nonetheless rallied.

Detractors from return included most of the Portfolio’s bond holdings as well as emerging markets equity. Bonds were hurt by uncertainty about the impact of fiscal stimulus and the precipitous rise in the cost of goods, which has translated into higher inflation numbers. This could translate to higher interest rates, which would erode bond prices, and already has stagnated bond fund returns. Only the longest-term government bonds and high-yield bonds escaped the turmoil. In the emerging markets, an equity position posted a negative return as slow vaccine rollouts and the fallout from economic turmoil in China hurt the world’s developing economies hardest.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2021
Equity	86.9%
Fixed Income	13.1

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2021
EQ/Equity 500 Index Portfolio	42.2%
EQ/International Equity Index Portfolio	13.1
EQ/Small Company Index Portfolio	11.3
EQ/MFS International Growth Portfolio	7.2
EQ/Emerging Markets Equity PLUS Portfolio	5.0
EQ/Value Equity Portfolio	3.1
1290 VT High Yield Bond Portfolio	2.7
EQ/Long-Term Bond Portfolio	2.5
EQ/Core Plus Bond Portfolio	2.4
EQ/American Century Mid Cap Value Portfolio	1.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period* 7/1/21 - 12/31/21
Class B
Actual	$1,000.00	$1,044.50	$2.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.49	2.75
Class K
Actual	1,000.00	1,046.40	1.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.75	1.48

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.54% and 0.29%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2021

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (87.1%)
EQ/American Century Mid Cap Value Portfolio‡	139,364	$3,482,235
EQ/Emerging Markets Equity PLUS Portfolio‡	903,662	9,649,132
EQ/Equity 500 Index Portfolio‡	1,135,472	81,483,310
EQ/International Equity Index Portfolio‡	2,337,027	25,188,498
EQ/Janus Enterprise Portfolio‡	120,271	2,976,134
EQ/MFS International Growth Portfolio‡	1,678,491	13,931,516
EQ/Small Company Index Portfolio‡	1,689,270	21,797,998
EQ/Value Equity Portfolio‡	260,366	5,892,897
Multimanager Aggressive Equity Portfolio*‡	38,898	3,293,216

Total Equity		167,694,936

Fixed Income (13.1%)
1290 Diversified Bond Fund‡	226,735	2,410,191
1290 VT High Yield Bond Portfolio‡	528,993	5,127,681
EQ/Core Bond Index Portfolio‡	286,856	2,882,274
EQ/Core Plus Bond Portfolio‡	1,135,588	4,608,314
EQ/Long-Term Bond Portfolio‡	487,713	4,790,627
EQ/PIMCO Ultra Short Bond Portfolio‡	224,460	2,198,783
EQ/Quality Bond PLUS Portfolio‡	378,254	3,233,306

Total Fixed Income		25,251,176

Total Investments in Securities (100.2%) (Cost $131,970,509)		192,946,112
Other Assets Less Liabilities (-0.2%)		(293,204)

Net Assets (100%)		$192,652,908

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2021, were as follows:

Security Description	Shares at December 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	139,364	2,643,157	940,933	(319,181)	2,220	215,106	3,482,235	44,455	368,722
EQ/Emerging Markets Equity PLUS Portfolio	903,662	9,508,268	1,815,435	(1,286,059)	103,138	(491,650)	9,649,132	144,227	239,856
EQ/Equity 500 Index Portfolio	1,135,472	63,455,131	8,833,692	(5,733,647)	124,745	14,803,389	81,483,310	788,803	2,203,900
EQ/International Equity Index Portfolio	2,337,027	21,703,994	2,906,128	(1,028,267)	2,115	1,604,528	25,188,498	838,894	—
EQ/Janus Enterprise Portfolio	120,271	2,314,642	688,046	(143,578)	649	116,375	2,976,134	7,904	288,277
EQ/MFS International Growth Portfolio	1,678,491	12,230,755	2,797,960	(573,747)	2,577	(526,029)	13,931,516	62,889	1,655,068
EQ/Small Company Index Portfolio	1,689,270	18,737,610	4,010,889	(1,496,120)	26,720	518,899	21,797,998	187,201	2,167,868
EQ/Value Equity Portfolio (a)	260,366	4,516,138	1,449,758	(196,949)	407	123,543	5,892,897	50,170	1,003,374
Multimanager Aggressive Equity Portfolio*	38,898	2,469,964	1,001,409	(162,362)	1,112	(16,907)	3,293,216	—	555,288
Fixed Income
1290 Diversified Bond Fund	226,735	—	2,508,157	—	—	(97,966)	2,410,191	68,157	—
1290 VT High Yield Bond Portfolio	528,993	4,021,925	1,493,442	(358,850)	410	(29,246)	5,127,681	227,821	—
EQ/Core Bond Index Portfolio	286,856	6,087,558	1,588,138	(4,612,833)	30,065	(210,654)	2,882,274	47,711	16,027
EQ/Core Plus Bond Portfolio (aa)	1,135,588	—	1,674,946	(87,557)	11	(259,984)	4,608,314	71,617	44,971
EQ/Global Bond PLUS Portfolio (aa)	—	2,742,056	668,881	(44,680)	(6)	(85,353)	—	29,448	87,890
EQ/Long-Term Bond Portfolio	487,713	—	4,800,142	(6,629)	(2)	(2,884)	4,790,627	14,435	58

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

Investments in companies which were affiliates for the year ended December 31, 2021, were as follows:

Security Description	Shares at December 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Ultra Short Bond Portfolio	224,460	2,148,421	680,462	(611,006)	(174)	(18,920)	2,198,783	14,188	—
EQ/Quality Bond PLUS Portfolio	378,254	3,508,251	1,210,003	(1,357,227)	524	(128,245)	3,233,306	32,254	24,185

Total		156,087,870	39,068,421	(18,018,692)	294,511	15,514,002	192,946,112	2,630,174	8,655,484

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.
(aa)

As a result of a business combination, after the close of business on June 18, 2021, the Portfolio exchanged in a nontaxable transfer 345,291 Class K shares of EQ/Global Bond PLUS Portfolio for 753,770 Class K shares of the EQ/Core Plus Bond Portfolio with a value of $3,202,121 (at a cost of $3,280,898). These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$2,410,191	$190,535,921	$—	$192,946,112

Total Assets	$2,410,191	$190,535,921	$—	$192,946,112

Total Liabilities	$—	$—	$—	$—

Total	$2,410,191	$190,535,921	$—	$192,946,112

The Portfolio held no derivatives contracts during the year ended December 31, 2021.

Investment security transactions for the year ended December 31, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$39,068,421
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$18,018,692

As of December 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,478,775
Aggregate gross unrealized depreciation	(545,282)

Net unrealized appreciation	$60,933,493

Federal income tax cost of investments in securities and derivative instruments, if applicable	$132,012,619

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $131,970,509)	$192,946,112
Cash	81,044
Receivable for Portfolio shares sold	136,077
Other assets	635

Total assets	193,163,868

LIABILITIES
Payable for Portfolio shares redeemed	347,699
Distribution fees payable – Class B	37,088
Payable for securities purchased	34,832
Administrative fees payable	18,883
Investment management fees payable	16,027
Trustees’ fees payable	105
Accrued expenses	56,326

Total liabilities	510,960

NET ASSETS	$192,652,908

Net assets were comprised of:
Paid in capital	$126,232,884
Total distributable earnings (loss)	66,420,024

Net assets	$192,652,908

Class B
Net asset value, offering and redemption price per share, $178,632,014 / 11,418,052 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.64

Class K
Net asset value, offering and redemption price per share, $14,020,894 / 896,527 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.64

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2021

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$2,630,174
Interest	45

Total income	2,630,219

EXPENSES
Distribution fees – Class B	407,721
Administrative fees	209,113
Investment management fees	176,824
Custodian fees	79,001
Professional fees	49,665
Printing and mailing expenses	24,467
Trustees’ fees	5,250
Miscellaneous	2,151

Total expenses	954,192

NET INVESTMENT INCOME (LOSS)	1,676,027

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	294,511
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	8,655,484

Net realized gain (loss)	8,949,995

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	15,514,002

NET REALIZED AND UNREALIZED GAIN (LOSS)	24,463,997

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,140,024

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2021	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,676,027	$1,457,623
Net realized gain (loss)	8,949,995	4,100,388
Net change in unrealized appreciation (depreciation)	15,514,002	13,947,463

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	26,140,024	19,505,474

Distributions to shareholders:
Class B	(7,208,394)	(4,453,634)
Class K	(615,301)	(435,386)

Total distributions to shareholders	(7,823,695)	(4,889,020)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,517,514 and 1,614,815 shares, respectively ]	23,239,640	19,602,076
Capital shares issued in reinvestment of dividends and distributions [ 468,309 and 334,530 shares, respectively ]	7,208,394	4,453,634
Capital shares repurchased [ (768,852) and (784,290) shares, respectively ]	(11,781,095)	(9,579,424)

Total Class B transactions	18,666,939	14,476,286

Class K
Capital shares sold [ 6,866 and 0 shares, respectively ]	105,607	13
Capital shares issued in reinvestment of dividends and distributions [ 39,959 and 32,639 shares, respectively ]	615,301	435,386
Capital shares repurchased [ (71,307) and (245,733) shares, respectively ]	(1,086,505)	(2,833,469)

Total Class K transactions	(365,597)	(2,398,070)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	18,301,342	12,078,216

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,617,671	26,694,670
NET ASSETS:
Beginning of year	156,035,237	129,340,567

End of year	$192,652,908	$156,035,237

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2021		2020		2019		2018		2017
Net asset value, beginning of year	$14.03		$12.72		$10.69		$11.93		$10.10

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.14		0.19		0.16		0.14
Net realized and unrealized gain (loss)	2.13		1.62		2.39		(1.10)		1.85

Total from investment operations	2.27		1.76		2.58		(0.94)		1.99

Less distributions:
Dividends from net investment income	(0.29)		(0.19)		(0.19)		(0.18)		(0.16)
Distributions from net realized gains	(0.37)		(0.26)		(0.36)		(0.12)		—

Total dividends and distributions	(0.66)		(0.45)		(0.55)		(0.30)		(0.16)

Net asset value, end of year	$15.64		$14.03		$12.72		$10.69		$11.93

Total return	16.29%		14.07%		24.32%		(7.97)%		19.71%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$178,632		$143,119		$114,928		$82,506		$82,083
Ratio of expenses to average net assets:
After waivers (f)	0.56	%(j)	0.59	%(k)	0.60	%(k)	0.59	%(k)	0.58	%(k)
Before waivers (f)	0.56%		0.60%		0.62%		0.64%		0.66%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	0.93%		1.13%		1.56%		1.34%		1.29%
Before waivers (f)(x)	0.93%		1.11%		1.53%		1.29%		1.22%
Portfolio turnover rate^	10%		12%		6%		8%		8%

	Year Ended December 31,
Class K	2021		2020		2019		2018		2017
Net asset value, beginning of year	$14.02		$12.71		$10.68		$11.92		$10.09

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.17		0.14		0.19		0.16		0.16
Net realized and unrealized gain (loss)	2.15		1.65		2.42		(1.07)		1.86

Total from investment operations	2.32		1.79		2.61		(0.91)		2.02

Less distributions:
Dividends from net investment income	(0.33)		(0.22)		(0.22)		(0.21)		(0.19)
Distributions from net realized gains	(0.37)		(0.26)		(0.36)		(0.12)		—

Total dividends and distributions	(0.70)		(0.48)		(0.58)		(0.33)		(0.19)

Net asset value, end of year	$15.64		$14.02		$12.71		$10.68		$11.92

Total return	16.65%		14.33%		24.62%		(7.71)%		20.00%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$14,021		$12,916		$14,413		$13,597		$17,270
Ratio of expenses to average net assets:
After waivers (f)	0.31	%(j)	0.34	%(k)	0.35	%(k)	0.34	%(k)	0.34	%(k)
Before waivers (f)	0.31%		0.35%		0.37%		0.39%		0.41%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.12%		1.17%		1.56%		1.35%		1.47%
Before waivers (f)(x)	1.12%		1.15%		1.54%		1.30%		1.40%
Portfolio turnover rate^	10%		12%		6%		8%		8%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.03% for Class B and 0.78% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2055 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/21

	1 Year	5 Years	Since Incept.
Portfolio – Class B Shares*	18.30%	13.87%	10.67%
Portfolio – Class K Shares*	18.57	14.15	10.94
S&P Target Date 2055 Index	18.19	13.18	10.51

* Date of inception 4/30/15. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 18.30% for the year ended December 31, 2021. This compares to the Portfolio’s benchmark, the S&P Target Date 2055 Index, which returned 18.19% over the same period.

Portfolio Highlights

The Portfolio is allocated to underlying portfolios invested in a mixture of global stocks and intermediate-term bonds. Despite a second calendar year of disruption from the COVID-19 virus, economic turmoil related to supply chain issues, and concerns over inflation in the developed world, the Portfolio’s holdings produced attractive gains for the year.

The Portfolio’s return is driven by its relative allocation to the asset class performance detailed below. The Portfolio currently holds roughly 5% of assets in bonds, 66% in U.S. equity and 29% in international equity.

Details by sector:

The Portfolio’s gain was primarily attributable to its holdings in equities, especially core U.S. large- and small-cap holdings, sectors that produced gains in 2021. The U.S. equity market rallied as the economy reopened and recovered — facilitated by the rollout of coronavirus vaccines and some fiscal relief — and as corporations reported robust earnings growth. But the year was not without volatility, which stemmed in part from shortages of some goods and material, the emergence of virus variants, and uncertainty surrounding China’s economic health. U.S. small-cap holdings contributed positive returns, but to a lesser extent, as concerns over the expected course of interest rates weighed more heavily on these companies. International holdings also contributed to the Portfolio’s return. These companies generally lagged their U.S. counterparts, but as the developed world began to recover from the worst of COVID-19’s economic woes, their stocks nonetheless rallied.

Detractors from return included most of the Portfolio’s bond holdings as well as emerging markets equity. Bonds were hurt by uncertainty about the impact of fiscal stimulus and the precipitous rise in the cost of goods, which has translated into higher inflation numbers. This could translate to higher interest rates, which would erode bond prices, and already has stagnated bond fund returns. Only the longest-term government bonds and high-yield bonds escaped the turmoil. In the emerging markets, an equity position posted a negative return as slow vaccine rollouts and the fallout from economic turmoil in China hurt the world’s developing economies hardest.

TARGET 2055 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of December 31, 2021
Equity	97.0%
Fixed Income	3.0

Top 10 Holdings (as a percentage of Total Investments in Securities) As of December 31, 2021
EQ/Equity 500 Index Portfolio	44.9%
EQ/International Equity Index Portfolio	13.8
EQ/Small Company Index Portfolio	13.4
EQ/MFS International Growth Portfolio	9.7
EQ/Emerging Markets Equity PLUS Portfolio	5.4
EQ/Value Equity Portfolio	4.6
Multimanager Aggressive Equity Portfolio	3.3
EQ/American Century Mid Cap Value Portfolio	1.2
1290 VT High Yield Bond Portfolio	1.1
EQ/Janus Enterprise Portfolio	0.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2021 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period* 7/1/21 - 12/31/21
Class B
Actual	$1,000.00	$1,049.60	$3.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.98	3.26
Class K
Actual	1,000.00	1,051.40	2.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.24	1.98

* Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratio of 0.64% and 0.39%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2021

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (97.0%)
EQ/American Century Mid Cap Value Portfolio‡	33,938	$848,004
EQ/Emerging Markets Equity PLUS Portfolio‡	360,192	3,846,063
EQ/Equity 500 Index Portfolio‡	445,628	31,978,982
EQ/International Equity Index Portfolio‡	908,719	9,794,178
EQ/Janus Enterprise Portfolio‡	22,698	561,658
EQ/MFS International Growth Portfolio‡	832,040	6,905,956
EQ/Small Company Index Portfolio‡	741,198	9,564,273
EQ/Value Equity Portfolio‡	143,757	3,253,662
Multimanager Aggressive Equity Portfolio*‡	27,488	2,327,216

Total Equity		69,079,992

Fixed Income (3.0%)
1290 Diversified Bond Fund‡	24,631	261,827
1290 VT High Yield Bond Portfolio‡	78,408	760,030
EQ/Core Bond Index Portfolio‡	33,282	334,410
EQ/Core Plus Bond Portfolio‡	73,812	299,536
EQ/Long-Term Bond Portfolio‡	49,442	485,647

Total Fixed Income		2,141,450

Total Investments in Securities (100.0%) (Cost $57,355,807)		71,221,442
Other Assets Less Liabilities (0.0%)		(11,876)

Net Assets (100%)		$71,209,566

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2021, were as follows:

Security Description	Shares at December 31, 2021	Market Value December 31, 2020 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2021 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	33,938	324,256	584,942	(66,044)	9	4,841	848,004	10,727	88,974
EQ/Emerging Markets Equity PLUS Portfolio	360,192	3,117,257	1,175,266	(263,587)	4,500	(187,373)	3,846,063	56,907	92,400
EQ/Equity 500 Index Portfolio	445,628	20,863,816	7,144,588	(1,325,507)	6,080	5,290,005	31,978,982	307,361	849,452
EQ/International Equity Index Portfolio	908,719	7,135,812	2,430,757	(292,069)	430	519,248	9,794,178	323,029	—
EQ/Janus Enterprise Portfolio	22,698	198,801	411,154	(48,439)	39	103	561,658	1,311	52,894
EQ/MFS International Growth Portfolio	832,040	5,207,718	2,267,019	(268,752)	416	(300,445)	6,905,956	30,799	807,916
EQ/Small Company Index Portfolio	741,198	7,250,345	2,763,106	(549,345)	1,634	98,533	9,564,273	81,551	942,980
EQ/Value Equity Portfolio (a)	143,757	2,229,937	1,067,631	(72,417)	24	28,487	3,253,662	27,497	549,028
Multimanager Aggressive Equity Portfolio*	27,488	1,640,299	854,112	(143,233)	1,620	(25,582)	2,327,216	—	389,790
Fixed Income
1290 Diversified Bond Fund	24,631	—	272,510	—	—	(10,683)	261,827	7,509	—
1290 VT High Yield Bond Portfolio	78,408	410,250	475,241	(119,850)	274	(5,885)	760,030	33,366	—
EQ/Core Bond Index Portfolio	33,282	530,278	503,829	(680,432)	44	(19,309)	334,410	5,439	1,786
EQ/Core Plus Bond Portfolio	73,812	—	310,730	(2,186)	(3)	(9,005)	299,536	4,352	2,742
EQ/Long-Term Bond Portfolio	49,442	—	485,804	(59)	—	(98)	485,647	1,450	6

Total		48,908,769	20,746,689	(3,831,920)	15,067	5,382,837	71,221,442	891,298	3,777,968

(a)	Formerly known as EQ/BlackRock Basic Value Equity Portfolio.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2021

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2021:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$261,827	$70,959,615	$—	$71,221,442

Total Assets	$261,827	$70,959,615	$—	$71,221,442

Total Liabilities	$—	$—	$—	$—

Total	$261,827	$70,959,615	$—	$71,221,442

The Portfolio held no derivatives contracts during the year ended December 31, 2021.

Investment security transactions for the year ended December 31, 2021 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$20,746,689
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,831,920

As of December 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,840,037
Aggregate gross unrealized depreciation	(42,536)

Net unrealized appreciation	$13,797,501

Federal income tax cost of investments in securities and derivative instruments, if applicable	$57,423,941

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2021

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $57,355,807)	$71,221,442
Receivable for Portfolio shares sold	55,513
Receivable for securities sold	7,899
Other assets	208

Total assets	71,285,062

LIABILITIES
Distribution fees payable – Class B	14,558
Administrative fees payable	6,345
Overdraft payable	1,456
Payable for Portfolio shares redeemed	526
Trustees’ fees payable	29
Accrued expenses	52,582

Total liabilities	75,496

NET ASSETS	$71,209,566

Net assets were comprised of:
Paid in capital	$55,671,504
Total distributable earnings (loss)	15,538,062

Net assets	$71,209,566

Class B
Net asset value, offering and redemption price per share, $70,752,478 / 4,335,502 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.32

Class K
Net asset value, offering and redemption price per share, $457,088 / 27,996 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.33

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2021

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$891,298
Interest	28

Total income	891,326

EXPENSES
Distribution fees – Class B	149,579
Administrative fees	71,341
Custodian fees	63,100
Investment management fees	60,349
Professional fees	38,281
Printing and mailing expenses	14,815
Extraordinary expenses	10,543
Trustees’ fees	1,645
Miscellaneous	868

Gross expenses	410,521
Less: Waiver from investment manager	(15,774)

Net expenses	394,747

NET INVESTMENT INCOME (LOSS)	496,579

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	15,067
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	3,777,968

Net realized gain (loss)	3,793,035

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	5,382,837

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,175,872

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,672,451

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2021	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$496,579	$414,635
Net realized gain (loss)	3,793,035	1,440,351
Net change in unrealized appreciation (depreciation)	5,382,837	4,924,644

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,672,451	6,779,630

Distributions to shareholders:
Class B	(2,109,788)	(840,622)
Class K	(15,146)	(11,961)

Total distributions to shareholders	(2,124,934)	(852,583)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 1,102,844 and 1,172,575 shares, respectively ]	17,397,689	14,109,702
Capital shares issued in reinvestment of dividends and distributions [ 132,046 and 61,682 shares, respectively ]	2,109,788	840,622
Capital shares repurchased [ (288,076) and (285,131) shares, respectively ]	(4,491,118)	(3,443,423)

Total Class B transactions	15,016,359	11,506,901

Class K
Capital shares sold [ 1,399 and 155 shares, respectively ]	21,161	2,201
Capital shares issued in reinvestment of dividends and distributions [ 947 and 876 shares, respectively ]	15,146	11,961
Capital shares repurchased [ (16,612) and (26,239) shares, respectively ]	(260,748)	(244,553)

Total Class K transactions	(224,441)	(230,391)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	14,791,918	11,276,510

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,339,435	17,203,557
NET ASSETS:
Beginning of year	48,870,131	31,666,574

End of year	$71,209,566	$48,870,131

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2021		2020		2019		2018		2017
Net asset value, beginning of year	$14.24		$12.63		$10.10		$11.25		$9.36

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.14		0.20		0.18		0.17
Net realized and unrealized gain (loss)	2.46		1.73		2.50		(1.16)		1.87

Total from investment operations	2.59		1.87		2.70		(0.98)		2.04

Less distributions:
Dividends from net investment income	(0.32)		(0.19)		(0.17)		(0.17)		(0.15)
Distributions from net realized gains	(0.19)		(0.07)		—		—		—

Total dividends and distributions	(0.51)		(0.26)		(0.17)		(0.17)		(0.15)

Net asset value, end of year	$16.32		$14.24		$12.63		$10.10		$11.25

Total return	18.30%		14.89%		26.75%		(8.74)%		21.78%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$70,752		$248,268		$30,814		$15,557		$9,334
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.66	%(j)(o)	0.59	%(k)	0.59	%(k)	0.58	%(k)	0.57	%(k)
Before waivers and reimbursements (f)	0.68%		0.82%		0.88%		1.06%		1.41%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	0.82%		1.15%		1.68%		1.57%		1.64%
Before waivers and reimbursements (f)(x)	0.80%		0.92%		1.39%		1.10%		0.79%
Portfolio turnover rate^	6%		8%		28%		4%		5%

	Year Ended December 31,
Class K	2021		2020		2019		2018		2017
Net asset value, beginning of year	$14.25		$12.63		$10.10		$11.26		$9.36

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		0.12		(0.01)		0.16		0.15
Net realized and unrealized gain (loss)	2.51		1.79		2.74		(1.13)		1.92

Total from investment operations	2.63		1.91		2.73		(0.97)		2.07

Less distributions:
Dividends from net investment income	(0.36)		(0.22)		(0.20)		(0.19)		(0.17)
Distributions from net realized gains	(0.19)		(0.07)		—		—		—

Total dividends and distributions	(0.55)		(0.29)		(0.20)		(0.19)		(0.17)

Net asset value, end of year	$16.33		$14.25		$12.63		$10.10		$11.26

Total return	18.57%		15.21%		27.03%		(8.57)%		22.17%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$457		$602		$852		$6,515		$7,111
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.41	%(j)(o)	0.34	%(k)	0.34	%(k)	0.33	%(k)	0.32	%(k)
Before waivers and reimbursements (f)	0.44%		0.58%		0.63%		0.80%		1.15%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	0.75%		0.99%		(0.07)%		1.36%		1.45%
Before waivers and reimbursements (f)(x)	0.72%		0.75%		(0.37)%		0.89%		0.62%
Portfolio turnover rate^	6%		8%		28%		4%		5%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class B and 0.87% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(o)	Includes extraordinary expenses of 0.02% for Class B and 0.02% for class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

Note 1	Organization and Significant Accounting Policies

EQ Premier VIP Trust (the “Trust”), was organized as a Delaware statutory trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eleven diversified Portfolios (each, a “Portfolio” and together, the “Portfolios”). The investment adviser to each Portfolio is Equitable Investment Management Group, LLC (“EIM” or the “Adviser”), a wholly-owned subsidiary of Equitable Financial Life Insurance Company (“Equitable Financial”).

Each of the EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio and EQ/Aggressive Allocation Portfolio (each, an “EQ Allocation Portfolio” and together, the “EQ Allocation Portfolios”) and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (each, a “Target Allocation Portfolio” and together, the “Target Allocation Portfolios”) pursues its investment objective by investing exclusively in other affiliated mutual funds within the EQ Advisors Trust (“EQAT”), a separate registered investment company managed by EIM. Each of the above referenced Portfolios are fund-of-funds. The underlying funds’ financial statements are included in the underlying funds’ annual reports, which are filed with the SEC on Form N-CSR and publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/searchedgar/companysearch.html).

The EQ/Core Plus Bond Portfolio may utilize multiple investment sub-advisers (each, a “Sub- Adviser”). Each of the Sub-Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Sub-Adviser will invest its allocated portion of the Portfolio independently from the other Sub-Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Sub-Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Sub- Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Sub-Adviser believes continued exposure to the equity or fixed income markets is appropriate for their allocated portions of the Portfolio. Because each Sub-Adviser is responsible for the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Portfolio may incur higher brokerage costs, and may have higher portfolio turnover, than would be the case if a single Sub-Adviser were managing the entire Portfolio.

The Trust issues three classes of shares, Class A, Class B and Class K. The Class A and Class B shares are each subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, each class of shares has identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by Equitable Financial, or other affiliated or unaffiliated insurance companies, and to the Equitable Financial 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans.

The investment objectives of each Portfolio are as follows:

EQ/Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

EQ/Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

EQ/Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2021

EQ/Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

EQ/Core Plus Bond Portfolio (sub-advised by AXA Investment Managers, Inc., Brandywine Global Investment Management, LLC and Loomis, Sayles & Company, L.P.) — Seeks to achieve high total return through a combination of current income and capital appreciation.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2055 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally valued at a bid price estimated by a broker.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2021

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker- dealers yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio are generally valued at the net asset value (“NAV”) of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available.

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board” or “Trustees”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Portfolios. The Board has delegated the responsibility of calculating the NAVs of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (the “Administrator”), an affiliate of EIM. The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from EIM.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2021

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of December 31, 2021 is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors for fair valued securities. For example, with respect to model driven prices, the Committee may receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Those classified as short-term gain distributions are reflected as such for book but as ordinary income for tax. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2021

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	Market value of investment securities, other assets and liabilities — at the valuation date.

(ii)	Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Portfolio’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2021, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of a Portfolio to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences which are significant to the Portfolios are primarily due to capital loss carryforwards (Target 2055 Allocation) and conversion transactions (EQ/Moderate-Plus Allocation and EQ/Aggressive Allocation). In addition, short- term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio’s next taxable year. The tax character of

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distributions for the years ended December 31, 2021 and December 31, 2020 and the tax composition of undistributed ordinary income and undistributed long term gains at December 31, 2021 are presented in the following table:

	Year Ended December 31, 2021		As of December 31, 2021		Year Ended December 31, 2020
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/Conservative Allocation	$17,115,388	$36,752,202	$117,017	$29,445,617	$23,357,995	$22,668,446
EQ/Conservative-Plus Allocation	29,910,686	61,532,969	910,912	57,430,108	28,946,928	52,558,309
EQ/Moderate Allocation	231,626,540	386,627,581	3,994,032	403,082,006	178,322,642	329,191,713
EQ/Moderate-Plus Allocation	394,959,988	599,855,901	2,866,394	672,079,411	232,291,674	569,767,716
EQ/Aggressive Allocation	179,905,260	264,997,348	513,903	357,172,045	88,597,964	227,808,739
EQ/Core Plus Bond	16,753,023	2,407,190	47,040	840,148	7,044,912	3,839,069
Target 2015 Allocation	840,997	3,908,391	—	1,322,388	1,103,901	2,102,737
Target 2025 Allocation	3,721,135	11,610,109	19,509	5,587,780	3,384,561	6,515,730
Target 2035 Allocation	4,196,212	5,962,823	70,770	5,932,158	2,913,154	3,767,124
Target 2045 Allocation	3,597,864	4,225,831	9,670	5,472,415	2,112,739	2,776,281
Target 2055 Allocation	1,322,705	802,229	—	2,378,500	620,740	231,843

There was no Return of Capital for 2020 or 2021.

Permanent book and tax basis differences resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital at December 31, 2021 as follows:

Portfolios:	Undistributed Net Investment Income (Loss) (a)	Accumulated Net Realized Gain (Loss) (a)	Paid In Capital
EQ/Conservative Allocation	$7,107,533	$(7,107,533)	$—
EQ/Conservative-Plus Allocation	17,278,834	(17,278,834)	—
EQ/Moderate Allocation	136,534,487	(136,534,487)	—
EQ/Moderate-Plus Allocation	256,880,479	(256,880,479)	—
EQ/Aggressive Allocation	132,713,313	(132,713,313)	—
EQ/Core Plus Bond	2,444,142	(2,444,142)	—
Target 2015 Allocation	255,285	(255,478)	193
Target 2025 Allocation	1,542,430	(1,542,430)	—
Target 2035 Allocation	1,807,456	(1,807,456)	—
Target 2045 Allocation	1,821,740	(1,821,740)	—
Target 2055 Allocation	856,755	(856,755)	—

(a)	These components of net assets are included in Total Distributable Earnings (Loss) in the Statement of Assets and Liabilities

The significant permanent book to tax differences regarding the adjustments above are related to reclass of dividends received from fund of fund investments (EQ/Conservative Allocation, EQ/Conservative-Plus Allocation, EQ/Moderate Allocation, EQ/Moderate-Plus Allocation, EQ/Aggressive Allocation, Target 2015 Allocation, Target 2025 Allocation, Target 2035 Allocation, Target 2045 Allocation and Target 2055 Allocation).

Net capital and net specified gains/losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. For the year ended December 31, 2021, the following Portfolios deferred to January 1, 2022 post-October losses of:

Portfolios:	Specified Loss	Short-Term Capital Loss (gain)	Long-Term Capital Loss (gain)
EQ/Core Plus Bond	$649,425	$769,309	$—
Target 2015 Allocation	—	2,354	—

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The following Portfolios utilized net capital loss carry forwards during the year and/or have capital losses incurred that will be carried forward:

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
EQ/Core Plus Bond	$88,592	$105,471	$289,139	$344,225
Target 2055 Allocation	506,454	—	637,938	—

A portion of EQ/Core Plus Bond and Target 2055 Allocation’s capital loss carryforwards are subject to an annual limitation under the Internal Revenue Code and related regulations.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statement of Operations. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian as collateral for current or potential derivative holdings as necessary throughout the year.

Futures Contracts and Foreign Currency Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their Portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. The Portfolios enter into futures contracts only on exchanges or board of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

During the year ended December 31, 2021, certain Portfolios held forward foreign currency contracts to either gain exposure to certain currencies or enter into an economic hedge against changes in the values of securities held in the Portfolio that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, in forward currency transactions and change in unrealized gains or losses in forward foreign currency transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

The Portfolios may be exposed to foreign currency risks associated with Portfolio investments. Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such

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contracts are recognized as unrealized appreciation or depreciation by “marking-to-market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from forward foreign currency transactions in the Statements of Operations of the Portfolios. The Portfolios may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency contracts to gain exposure to currencies.

Swap Agreements:

Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statements of Operations.

The EQ/Core Plus Bond Portfolio may use interest rate swaps which involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

The EQ/Core Plus Bond Portfolio may use inflation-linked swaps to provide inflation protection within it’s portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index while the other is a pre-determined fixed interest rate. The use of swaps exposes the Portfolio to interest rate risk.

Forward settling transactions:

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Portfolios may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward settling transaction may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in the value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed

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securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Portfolio are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. Portfolios may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the portfolio maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the portfolio maintains an entitlement to the security to be sold.

Master netting arrangements and collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisers on behalf of the Portfolios with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third- party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale-buybacks by and between the Sub-Advisers on behalf of the Portfolios and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives, forward settling transactions and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Portfolio is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Portfolio; securities pledged as collateral by a Portfolio are so noted in the accompanying Portfolio of Investments; both remain in the Portfolio’s assets. Securities received as collateral by counterparties are not included in the Portfolio’s assets because the Portfolio does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Portfolio may be held in a segregated account at the respective counterparty or Portfolio’s custodian.

On October 28, 2020, the SEC adopted Rule 18f-4 (the “Derivatives Rule” or “Rule 18f-4”) under the 1940 Act which, following a transition period, will replace existing SEC and staff guidance with an updated, comprehensive framework for registered funds’ use of derivatives. Among other changes, the Derivatives Rule will require a Portfolio to trade derivatives and certain other instruments that

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December 31, 2021

create future payment or delivery obligations subject to a value-at-risk (“VaR”) leverage limit, develop and implement a derivatives risk management program and new testing requirements, and comply with new requirements related to board and SEC reporting. These new requirements will apply unless a Portfolio qualifies as a “limited derivatives user,” as defined in the Derivatives Rule. In connection with the adoption of Rule 18f-4, the SEC and its staff will rescind and withdraw applicable guidance and relief regarding asset segregation and coverage transactions reflected in the Portfolios’ asset segregation and cover practices discussed herein. The full impact of Rule 18f-4 on the Portfolios remains uncertain. The Funds intend to comply with Rule 18f-4 on or before August 19, 2022.

Market, Credit and Other Risks:

A Portfolio’s investments in financial instruments expose the Portfolio to various risks such as, but not limited to, interest rate, foreign currency, foreign securities and equity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. When nominal interest rates decline, the value of certain fixed-income securities held by a Portfolio generally rises. Conversely, when nominal interest rates rise, the value of certain fixed income securities held by a Portfolio generally decreases. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Portfolio may lose money if these changes are not anticipated by Portfolio management. A Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e., yield) movements. Interest rates in the United States and many parts of the world continue to be near recent historically low levels. A Portfolio is subject to greater risk of rising interest rates due to these market conditions. A significant or rapid rise in interest rates could result in losses to the Portfolio.

Many debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. The publication of most LIBOR settings will be discontinued at the end of 2021, except for the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar-denominated LIBOR settings, which will continue through June 30, 2023. The Secured Overnight Financing Rate (“SOFR”) has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a reference or benchmark rate in the United States. Other countries have undertaken similar initiatives to identify replacement reference or benchmark rates in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new reference or benchmark rate, as well as risks associated with using a new reference or benchmark rate with respect to new investments and transactions. The transition process, or a failure to transition properly, might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Portfolio’s performance or net asset value. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Fund.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns. The

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Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with investment in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, foreign operations or holding can involve risks relating to conditions in foreign countries.

Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, the Portfolio may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security. The use of forward settling transaction may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss.

The market values of the Portfolio’s investments may decline due to general market conditions which are not specifically related to a particular company or issuer, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. Credit ratings downgrades may also negatively affect securities held by a Portfolio. Even when markets perform well, there is no assurance that the investments held by a Portfolio will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level, and the risk that events such as natural disasters or pandemics could adversely affect the national or global economy.

A Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. The Portfolio is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling or is perceived as unable or unwilling to make timely interest or principal payments or otherwise honor its obligations, which may cause the Portfolio’s holding to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly.

Certain Portfolios may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s NAV.

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December 31, 2021

Because certain Portfolios invest in affiliated mutual funds, unaffiliated investment companies or ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the underlying fund or ETF to meet its investment objective. With respect to the Portfolio’s investments in ETFs, there is also the risk that an ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

Certain Portfolios may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types; they allow a Portfolio to close out and net its total exposure to counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Note 2	Management of the Trust

The Trust, on behalf of each Portfolio, has entered into an investment management agreement (the “Management Agreement”) with EIM, which provides that the Adviser is responsible for: (i) providing a continuous investment program for the Portfolios; (ii) monitoring the implementation of each Portfolio’s investment program; (iii) assessing each Portfolio’s investment objectives and policies, composition, investment style and investment process; (iv) effecting transactions for each Portfolio and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Portfolios; (vi) making recommendations to the Board regarding the investment programs of the Portfolios, including any changes to a Portfolio’s investment objectives and policies; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. For the year ended December 31, 2021, for its services under the Management Agreement, the Adviser was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
Target 2015 Allocation	0.100% of average daily net assets
Target 2025 Allocation	0.100% of average daily net assets
Target 2035 Allocation	0.100% of average daily net assets
Target 2045 Allocation	0.100% of average daily net assets
Target 2055 Allocation	0.100% of average daily net assets

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	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Next $3 Billion	Thereafter
EQ/Conservative Allocation	0.1000%	0.0925%	0.0900%	0.0875%	0.0850%	0.0825%
EQ/Conservative-Plus Allocation	0.1000	0.0925	0.0900	0.0875	0.0850	0.0825
EQ/Moderate Allocation	0.1000	0.0925	0.0900	0.0875	0.0850	0.0825
EQ/Moderate-Plus Allocation	0.1000	0.0925	0.0900	0.0875	0.0850	0.0825
EQ/Aggressive Allocation	0.1000	0.0925	0.0900	0.0875	0.0850	0.0825

	(as a percentage of average daily net assets)
Portfolio:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/Core Plus Bond	0.6000%	0.5800%	0.5600%	0.5400%	0.5300%

Prior to October, 1, 2021 the following Portfolio’s management fees were as follows:

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Thereafter
EQ/Conservative Allocation	0.1000%	0.0925%	0.0900%	0.0875%	0.0850%
EQ/Conservative-Plus Allocation	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Moderate Allocation	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Moderate-Plus Allocation	0.1000	0.0925	0.0900	0.0875	0.0850
EQ/Aggressive Allocation	0.1000	0.0925	0.0900	0.0875	0.0850

With respect to the EQ/Core Plus Bond Portfolio, the Adviser has entered into an investment advisory agreement with each of the Sub-Advisers (“Sub-Advisory Agreements”). Each of the Sub- Advisory Agreements obligates the Sub-Advisers to: (i) continuously furnish investment programs for the Portfolio; (ii) place all orders for the purchase and sale of investments for the Portfolio with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of investment sub-advisory services provided to the Portfolio, including the fees of the Sub-Advisers.

Indemnification of Trustees and Officers

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

Compensation of Officers

Each officer of the Trust is an employee of Equitable Financial, EIM and/or Equitable Distributors, LLC (“Equitable Distributors” or the “Distributor”). No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the year ended December 31, 2021, the three trusts in the complex reimbursed EIM for $216,000 of the Chief Compliance Officer’s compensation, including $28,734 reimbursed by the Trust.

Note 3	Administrative Fees

Pursuant to an administrative services agreement, the Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. The Administrator may carry out its responsibilities either directly

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2021

or through sub-contracting with third party providers. For these services, each EQ Allocation Portfolio, Target Allocation Portfolio and EQ/Core Plus Bond Portfolio pays the Administrator, its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500 per Portfolio. The asset-based administration fee is equal to an annual rate of 0.140% on the first $60 billion of the aggregate average daily net assets of the EQ Allocation Portfolios, Target Allocation Portfolios, EQ/Core Plus Bond Portfolio and certain portfolios of EQAT; 0.110% on the next $20 billion; 0.0875% on the next $20 billion; 0.0775% on the next $20 billion; 0.0750% on the next $20 billion; 0.0725% thereafter.

Prior to August 1, 2021, the asset-based administration fee was equal to an annual rate of 0.140% of the first $60 billion of the aggregate average daily net assets of the EQ Allocation Portfolios, Target Allocation Portfolios, EQ/Core Plus Bond Portfolio and certain portfolios of EQAT; 0.110% on the next $20 billion; 0.0875% on the next $20 billion and 0.0775% thereafter.

Pursuant to a sub-administration arrangement with the Administrator, the Sub-Administrator assists the administrator in providing the Trust with certain administrative services, including monitoring of portfolio compliance and portfolio accounting support services, subject to the supervision of the Administrator.

Note 4	Custody Fees

The Trust has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which Portfolio securities purchased outside the United States are maintained in the custody of these entities. At period end, certain of the Portfolios maintained a significant cash balance with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

Note 5	Distribution Plans

The Trust, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC, a wholly-owned subsidiary of Equitable Financial and an affiliate of EIM, pursuant to which the Distributor serves as the principal underwriter of the Class A, Class B and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of the Class A and Class B shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to each of the Trust’s Class A and Class B shares for which it provides service.

Note 6	Expense Limitation

In the interest of limiting through April 30, 2023 (unless the Board consents to an earlier revision or termination of this arrangement) the expenses of certain Portfolios, the Adviser and the Administrator have entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Adviser has agreed to make payments or waive management, administrative and other fees to limit the expenses of the Portfolios so that the annual operating expenses as a percentage of daily net assets for each Portfolio, inclusive of fees and expenses of other investment companies in which a Portfolio invests (but exclusive of interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2021

principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), do not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class A+	Class B+	Class K
EQ/Conservative Allocation	1.00%	1.00%	0.75%
EQ/Conservative-Plus Allocation	1.10	1.10	0.85
EQ/Moderate Allocation	1.15	1.15	0.90
EQ/Moderate-Plus Allocation	1.20	1.20	0.95
EQ/Aggressive Allocation	1.25	1.25	1.00
EQ/Core Plus Bond	0.95	0.95	0.70
Target 2015 Allocation	N/A	1.10	0.85
Target 2025 Allocation	N/A	1.10	0.85
Target 2035 Allocation	N/A	1.10	0.85
Target 2045 Allocation	N/A	1.10	0.85
Target 2055 Allocation	N/A	1.10	0.85

+	Includes amounts payable pursuant to Rule 12b-1.
N/A	The shares of the Portfolio class are not currently offered for sale.

During the reporting period, each Portfolio incurred extraordinary expenses related to the postponed reorganization of the Portfolio into a newly-created, identical portfolio of EQ Advisors Trust. Extraordinary expenses are excluded from the Expense Limitation Agreement. For each Portfolio that exceeded the Operating Expense Limit due to extraordinary expenses, such expenses are presented as Extraordinary Expenses on the Statement of Operations.

The Adviser first waives its management fees, then waives its administration fees, and then reimburses a Portfolio’s expenses out of its own resources. The Adviser may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of such Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement, called Recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by the Adviser. During the year ended December 31, 2021, the following Portfolio incurred Recoupment Fees:

Portfolios:	Recoupment Fees
Target 2025	$12,884

EIM voluntarily agreed to forgo recoupment of fees waived or expenses assumed prior to June 30, 2020 for each Portfolio. At December 31, 2021, under the Expense Limitation Agreement, the amount eligible for potential recoupment from each Portfolio, and its respective expiration year, is as follows:

Portfolios:	2022	2023	2024	Total Eligible For Recoupment
EQ/Conservative Allocation	$—	$294,979	$282,557	$577,536
EQ/Core Plus Bond	—	282,288	454,052	736,340
Target 2015 Allocation	—	55,324	94,567	149,891
Target 2055 Allocation	—	39,105	15,774	54,879

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2021

Note 7	Trustees Deferred Compensation Plan

At a special meeting held on March 28, 2017, shareholders of the Trust approved a proposal to elect the ten individuals serving as the Board of Trustees of EQAT and 1290 Funds, each separate registered investment companies managed by EIM, to the Board of the Trust effective April 27, 2017 (the “Effective Date”). The five former Trustees of the Trust who were not “interested persons” of the Trust, as defined in the 1940 Act (the “Former Trustees”), did not stand for re-election. Upon the Effective Date, the Former Trustees were deemed to have retired, as defined in the Plan.

Prior to the Effective Date, a deferred compensation plan (the “Plan”) for the benefit of the Former Trustees was adopted by the Trust. Under the Plan, each Former Trustee had the option to defer payment of such fees until their retirement as a Trustee or until the attainment of a specified age, whichever comes first. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Former Trustee in one lump sum or in installments over a five-to twenty- year period as elected by such Former Trustee. The remaining balance of $371,289 deferred by the Former Trustees participating in the Plan was fully disbursed on July 22, 2021.

Note 8	Percentage of Ownership by Affiliates

Shares of affiliated underlying investment companies may be held by the Portfolios. The following tables represent the percentage of ownership that each Portfolio has in each respective affiliated underlying investment company’s net assets as of December 31, 2021.

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation	EQ/ Aggressive Allocation
1290 VT DoubleLine Opportunistic Bond	9.26%	7.76%	38.65%	28.55%	3.90%
1290 VT Equity Income	1.04	2.07	15.40	27.45	15.19
1290 VT GAMCO Small Company Value	0.02	0.17	1.93	4.17	2.35
1290 VT High Yield Bond	5.97	5.16	25.38	19.10	2.39
1290 VT Micro Cap	1.00	2.60	24.28	46.11	20.57
1290 VT Small Cap Value	—	1.38	12.57	22.10	9.38
ATM Large Cap Managed Volatility	2.02	3.80	25.77	44.05	24.37
ATM Mid Cap Managed Volatility	6.31	9.80	30.74	34.17	18.99
ATM Small Cap Managed Volatility	0.39	2.22	22.51	50.11	24.77
ATM International Managed Volatility	0.88	2.80	27.16	45.63	23.54
EQ/AB Small Cap Growth	0.14	0.58	5.47	12.01	5.47
EQ/American Century Mid Cap Value	0.59	0.77	3.66	3.91	1.93
EQ/ClearBridge Select Equity Managed Volatility	1.33	2.53	15.52	24.41	16.71
EQ/Core Bond Index	2.49	1.94	9.35	6.81	0.74
EQ/Franklin Small Cap Value Managed Volatility	—	1.23	13.45	28.12	14.76
EQ/Global Equity Managed Volatility	0.25	0.76	7.12	12.94	7.28
EQ/Intermediate Government Bond	3.17	2.55	12.26	8.97	0.98
EQ/International Core Managed Volatility	0.21	0.73	7.07	11.55	5.56
EQ/International Equity Index	0.04	0.09	0.46	0.45	0.45
EQ/International Value Managed Volatility	0.41	1.24	12.78	17.03	9.19
EQ/Janus Enterprise	0.45	0.75	2.31	2.86	1.10
EQ/JPMorgan Value Opportunities	0.67	1.35	9.64	17.52	8.09

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2021

Portfolios:	EQ/ Conservative Allocation	EQ/ Conservative- Plus Allocation	EQ/ Moderate Allocation	EQ/ Moderate- Plus Allocation		EQ/ Aggressive Allocation
EQ/Large Cap Core Managed Volatility	0.63%	1.19%	7.61%	14.65%		8.19%
EQ/Large Cap Growth Index	0.08	0.09	0.39	0.43		0.27
EQ/Large Cap Growth Managed Volatility	—	—	—	—	#	—	#
EQ/Large Cap Value Managed Volatility	0.19	0.43	3.00	5.55		3.31
EQ/Long-Term Bond	2.75	3.20	18.61	15.77		2.15
EQ/Loomis Sayles Growth	0.76	1.30	8.66	14.89		9.19
EQ/MFS International Growth	0.45	1.41	13.82	24.12		13.20
EQ/Morgan Stanley Small Cap Growth	0.38	1.48	14.68	31.19		14.93
EQ/PIMCO Ultra Short Bond	8.73	7.08	34.25	25.68		3.14
EQ/Quality Bond PLUS	3.07	2.83	13.97	10.35		1.25
EQ/T. Rowe Price Growth Stock	0.11	0.25	1.47	2.74		0.93
EQ/Value Equity	0.34	0.67	4.97	9.07		5.19
Multimanager Core Bond	6.94	5.96	29.97	22.31		2.72
1290 Diversified Bond	4.18	3.55	18.03	13.00		1.77
EQ/Core Plus Bond	6.32	5.57	26.94	15.81		2.20

#	Percentage of ownership is less than 0.005%.

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
1290 VT High Yield Bond	1.60%	4.69%	3.64%	2.10%	0.31%
EQ/American Century Mid Cap Value	0.19	0.86	0.54	0.58	0.14
EQ/Core Bond Index	0.05	0.14	0.09	0.04	—	#
EQ/Emerging Markets Equity PLUS	1.27	7.86	12.10	12.20	4.86
EQ/Equity 500 Index	0.07	0.55	0.89	0.91	0.36
EQ/International Equity Index	0.13	1.02	1.48	1.48	0.58
EQ/Janus Enterprise	0.09	0.30	0.22	0.18	0.03
EQ/Long-Term Bond	0.10	0.33	0.27	0.14	0.01
EQ/MFS International Growth	0.10	0.70	1.11	1.08	0.54
EQ/PIMCO Ultra Short Bond	0.23	0.65	0.45	0.23	—
EQ/Quality Bond PLUS	0.26	0.61	0.42	0.22	—
EQ/Small Company Index	0.06	0.79	1.40	1.44	0.63
EQ/Value Equity	0.05	0.20	0.29	0.32	0.18
Multimanager Aggressive Equity	0.05	0.19	0.18	0.18	0.12
1290 Diversified Bond	0.54	1.29	0.78	0.35	0.04
EQ/Core Plus Bond	0.71	1.87	1.29	0.60	0.04

#	Percentage of ownership is less than 0.005%.

Shares of the EQ/Core Plus Bond Portfolio may be held as an underlying investment by the EQ/All Asset Growth Allocation Portfolio, a series of EQAT. The following table represents the percentage of ownership in net assets of the EQ/Core Plus Bond Portfolio held by the EQ/All Asset Growth Allocation Portfolio as of December 31, 2021.

Portfolio:	EQ/All Asset Growth Allocation
EQ/Core Plus Bond	3.52%

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2021

Note 9	Reorganization and Restructuring Transactions

The following transactions occurred during the year ended December 31, 2021:

After the close of business on June 18, 2021, EQ/Core Plus Bond Portfolio, acquired the net assets of the EQ/Global Bond PLUS Portfolio, a series of the EQ Advisors Trust, pursuant to an Agreement and a Plan of Reorganization and Termination as approved by shareholders on June 4, 2021. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/Core Plus Bond Portfolio issuing 2,658,406 Class A shares, 15,733,478 Class B shares, and 47,375,328 Class K shares (valued at $11,241,140, $66,292,858, and $201,256,736, respectively) in exchange for 1,221,838 Class IA shares, 7,222,300 Class IB shares, and 21,701,937 Class K shares, respectively, of EQ/Global Bond PLUS Portfolio. The securities held by EQ/Global Bond PLUS Portfolio, with a fair value of $96,470,737 and identified cost of $93,969,675, and cash in the amount of $182,319,997, at June 18, 2021, were the principal assets acquired by EQ/Core Plus Bond Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Core Plus Bond Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/Global Bond PLUS Portfolio was carried forward to align ongoing reporting of EQ/Core Plus Bond Portfolio’s realized and unrealized gains and losses with amounts distributable to contract holders for tax purposes. EQ/Global Bond PLUS Portfolio’s net assets at the merger date of $278,790,734, including $2,501,062 of unrealized appreciation, $(2,649,370) of undistributed net investment loss and $349,756 of undistributed net realized loss on investments, were combined with those of EQ/Core Plus Bond Portfolio. Assuming the acquisition had been completed January 1, 2021, the beginning of the annual reporting period of EQ/Core Plus Bond Portfolio, pro forma results of operations for the year ended December 31, 2021 would have resulted in net investment income of $11,132,115 and net realized and unrealized loss of $(22,202,927) resulting in a decrease in net assets from operations of $(11,070,812). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Global Bond PLUS Portfolio that have been included in EQ/Core Plus Bond Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/Core Plus Bond Portfolio totaled $479,253,868. Immediately after the combination, the net assets of the EQ/Core Plus Bond Portfolio totaled $758,044,602.

The following transactions occurred during 2020:

Effective May 1, 2020, the CharterSM Multi-Sector Bond Portfolio changed its name to EQ/Core Plus Bond Portfolio. The Portfolio changed from a fund-of-funds strategy to a strategy pursuant to which the Portfolio’s assets were allocated among AXA Investment Managers, Inc., Brandywine Global Investment Management, LLC and Loomis, Sayles & Company, L.P., each of which actively manages its allocated portion of the Portfolio using a different yet complementary investment strategy. Each investment sub-adviser invests its allocated portion of the Portfolio’s assets directly in debt securities of various companies and other issuers according to its investment strategy, rather than the Portfolio investing in underlying funds that invest in debt securities.

After the close of business on June 12, 2020, EQ/Conservative Allocation Portfolio acquired the net assets of the CharterSM Conservative Portfolio, a series of the EQ Premier VIP Trust, pursuant to a Plan of Reorganization and Termination as approved by shareholders on May 22, 2020. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with identical investment objectives. The reorganization was accomplished by a taxable exchange resulting in the EQ/Conservative Allocation Portfolio issuing 4,860,250 Class B shares (valued at $46,435,759) in exchange for 4,664,634 Class B shares of the CharterSM Conservative Portfolio.

Cash in the amount of $46,482,317 held by CharterSM Conservative Portfolio was the principal asset acquired by EQ/Conservative Allocation Portfolio. For U.S. GAAP purposes, assets received and

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2021

shares issued by EQ/Conservative Allocation Portfolio were recorded at fair value. CharterSM Conservative Portfolio’s net assets at the merger date of $46,435,759 were combined with those of EQ/Conservative Allocation Portfolio. Prior to the combination, the net assets of the EQ/Conservative Allocation Portfolio totaled $1,041,823,365. Immediately after the combination, the net assets of the EQ/Conservative Allocation Portfolio totaled $1,088,259,124.

Note 10	COVID-19 Impact

The coronavirus (COVID-19) pandemic and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, supply chains and customer activity, widespread business closures and layoffs, travel restrictions, international, national and local border closings, extended quarantines and stay-at-home orders, event cancellations, service cancellations, reductions and other changes, labor shortages, and significant challenges in healthcare service preparation and delivery, as well as general concern, uncertainty and social unrest. Global financial markets have experienced, and may continue to experience, significant volatility and severe losses, and the pandemic has resulted in an economic slowdown, which may continue for an extended period of time. The pandemic has accelerated trends toward working remotely and shopping on-line, which may negatively affect the value of office and commercial real estate and the value of investments in other companies and industries that historically have relied on higher concentrations of people working in traditional office and commercial environments. The travel, hospitality, and public transit industries, among others, may suffer long-term negative effects from the pandemic and resulting changes to public behavior. Public health crises caused by outbreaks of infectious diseases or other public health issues, such as the COVID-19 pandemic, may exacerbate other pre-existing political, social, and economic tensions and risks and disrupt market conditions and operations. The ongoing impact of the COVID-19 pandemic on the financial performance of the Trust’s investments cannot be predicted and could have a materially adverse effect on the Trust’s investments.

Note 11	Subsequent Events

The Adviser evaluated subsequent events from December 31, 2021, the date of these financial statements, through the date these financial statements were issued. The subsequent events include the following:

Effective January 1, 2022, AXA Investment Managers, Inc., Sub-Adviser to an allocated portion of the EQ/Core Plus Bond Portfolio, was renamed AXA Investment Managers US Inc.

Note 12	Pending Legal Proceedings

In November 2010, the Trust and EQ Advisors Trust, and several of their respective portfolios (the “Named Portfolios”), were named as defendants and putative members of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust and EQ Advisors Trust, and the Named Portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s suit (“Committee Suit”) was consolidated with a number of related lawsuits into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation). The lawsuits do not allege any misconduct by the Trust, EQ Advisors Trust or the Named Portfolios.

EQ PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2021

On January 7, 2020, the Tribune Litigation Trust, successor to the Committee, filed an appeal with the Second Circuit seeking to reverse: (a) the January 2017 dismissal of its intentional fraudulent transfer claim; and (b) the April 2019 denial of its motion for leave to add a constructive fraudulent transfer claim. On August 20, 2021, the Second Circuit affirmed the District Court’s (a) January 2017 dismissal of the Litigation Trust’s intentional fraudulent transfer claim; and (b) April 2019 decision denying the Litigation Trust’s motion for leave to add a constructive fraudulent transfer claim. The Litigation Trust filed a petition for rehearing on September 3, 2021. The Second Circuit denied the Litigation Trust’s petition for rehearing on October 7, 2021. The Litigation Trust has filed a petition with the United States Supreme Court for a writ of certiorari reversing the Second Circuit’s August 2021 decision and reinstating the Litigation Trust’s suit.

As of this writing, all matters pending before the U.S. District Court have been concluded and the multi-district litigation proceeding has been closed, subject only to further appellate proceedings at the U.S. Supreme Court.

The Trust cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Named Portfolios, the payment of such judgments or settlements could have an adverse effect on each Named Portfolio’s net asset value. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Named Portfolios, as the Adviser believes a loss is not probable. As a result of business combinations, the Named Portfolios which were formerly part of the Trust were acquired by portfolios of EQ Advisors Trust and are therefore not presented in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of EQ Premier VIP Trust and Shareholders of each of the eleven funds listed below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio, EQ/Aggressive Allocation Portfolio, EQ/Core Plus Bond Portfolio, Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (constituting EQ Premier VIP Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 18, 2022

We have served as the auditor of one or more investment companies in the EIM LLC — advised mutual fund complex since 1997.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017 T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

EQ PREMIER VIP TRUST

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVALS

APPROVALS OF INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENTS

DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2021 (UNAUDITED)

At a meeting held on July 20-22, 2021,1 the Board of Trustees (the “Board”) of EQ Premier VIP Trust (the “Trust”), including those Trustees who are not parties to any Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Equitable Investment Management Group, LLC (“EIM” or the “Adviser”) and, as applicable, the renewal of the Investment Sub-Advisory Agreements (each, a “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between the Adviser and each investment sub-adviser (each, a “Sub-Adviser” and together, the “Sub-Advisers”), as shown in the table below with respect to the series of the Trust (each, a “Portfolio” and together, the “Portfolios”) listed below, for an additional one-year term.

Portfolios	Agreement(s) Renewed by the Trust’s Board with respect to the Portfolios

EQ/Aggressive Allocation Portfolio

EQ/Conservative Allocation Portfolio

EQ/Conservative-Plus Allocation Portfolio

EQ/Moderate Allocation Portfolio

EQ/Moderate-Plus Allocation Portfolio

(collectively, the “EQ Allocation Portfolios”)

Target 2015 Allocation Portfolio

Target 2025 Allocation Portfolio

Target 2035 Allocation Portfolio

Target 2045 Allocation Portfolio

Target 2055 Allocation Portfolio

(collectively, the “Target Allocation Portfolios”)

Advisory Agreement with EIM

EQ/Core Plus Bond Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with AXA Investment Managers, Inc. (“AXA IM”)

Sub-Advisory Agreement with Brandywine Global Investment Management LLC (“Brandywine Global”)

Sub-Advisory Agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”)

In reaching its decision to renew the Agreement(s) with respect to each Portfolio, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to each Portfolio, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the Adviser, the relevant Sub-Advisers and, where applicable, their respective affiliates, including the investment performance of the Portfolio (and, where applicable, each allocated portion of the Portfolio advised by a different Sub-Adviser); (2) the level of the Portfolio’s advisory fee and, where applicable, sub-advisory fees, and the Portfolio’s expense ratios relative to those of peer funds; (3) the costs of the services to be provided by, and the profits to be realized by, the Adviser and its affiliates from their relationships with the Portfolio; (4) the anticipated effect of growth and size on the Portfolio’s performance and expenses, including any potential economies of scale and, if so, whether any such economies of scale are equitably shared with investors; and (5) “fall-out” benefits that may accrue to the Adviser, the relevant Sub-Advisers, and their respective affiliates (that is, indirect benefits that they would not receive but for

[1]

The meeting was held by videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission (the “SEC”). Reliance on the exemptive order was necessary and appropriate due to circumstances related to the effects of COVID-19. All Trustees participating in the videoconference meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires the Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

their relationships with the Portfolio). In considering each Agreement, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision.

In connection with its deliberations, the Board took into account a broad range of information (both written and oral) provided to the Board, including its various committees, throughout the year, as well as information provided specifically in connection with the annual renewal process. The Trustees also recognized that the contractual arrangements for the Portfolios have been reviewed by the Trustees and discussed with the Adviser in prior years and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Information provided and discussed throughout the year included investment performance reports and related financial and general market outlook information for each Portfolio, as well as periodic reports on, among other matters, brokerage allocation and execution; pricing and valuation; legal and compliance matters; shareholder and other services and support provided to the Portfolios by the Adviser, the relevant Sub-Advisers and their respective affiliates; actual and potential conflicts of interest that could impact the business operations and relationships of the Adviser and the Trust or affect the Adviser’s recommendations about Sub-Advisers; sales and marketing activity; and risk management. In addition, the sub-groups of the Board’s Investment Committee, composed of Independent Trustees, met individually with, and engaged in extensive discussions along with management representatives and outside legal counsel with, the Sub-Advisers during presentations made at regularly scheduled Investment Committee meetings during the year.

Information provided and discussed specifically in connection with the annual renewal process included a report prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of mutual fund industry data, as well as additional substantial material prepared by management. Broadridge provided its report directly to the Independent Trustees and included in its report comparative fee, expense, and investment performance information for each Portfolio. The materials provided by Broadridge in connection with the July 2021 annual renewal process reflected certain enhancements to the presentation and format of the materials provided by Broadridge in connection with the July 2020 annual renewal process. The enhancements were based on a review of the materials by the Independent Trustees, in consultation with their independent legal counsel, intended to ensure that the Independent Trustees continue to receive comparative fee, expense, and investment performance information in a format that enhances their review of the Portfolios’ investment advisory arrangements. The additional material prepared by management generally included Portfolio-by-Portfolio information showing each Portfolio’s average net assets; advisory fees and, where applicable, sub-advisory fees; expense ratios; expense limitation arrangements; investment performance (in addition to the performance information prepared by Broadridge); and profitability information, including information regarding the profitability of the Adviser’s operations on an overall Trust basis, as well as on a Portfolio-by-Portfolio basis. In addition, for each Portfolio, the Adviser and, where applicable, the relevant Sub-Advisers provided separate materials describing the Portfolio’s investment performance over various time periods and the services provided and the fees charged with respect to the Portfolio, and discussing whether the Portfolio had performed as expected over time and other matters.

The annual renewal process extends over at least two regular meetings of the Board in June and July, although the Independent Trustees believe that in fact the process extends year-round, to ensure that the Adviser and the Sub-Advisers have time to respond to any questions the Independent Trustees may have on their initial review of the materials and that the Independent Trustees have time to consider those responses. The Independent Trustees also held a conference call in advance of the meeting at which the Board approved the renewal of the Agreements to review the information provided and communicated follow-up questions for management to address at the renewal meeting. The Independent Trustees also met in executive sessions during the meeting to discuss the Agreements and the information provided. When invited, management representatives attended portions of the executive sessions to review and discuss matters relating to the Agreements and to provide additional information requested by the Independent Trustees. At the meeting and during the portions of the executive sessions attended by management, the Independent Trustees and management engaged in extensive discussions and negotiations regarding the Agreements. As noted below, as a result of these extensive discussions and negotiations, the Adviser (i) agreed to implement additional breakpoints in the administrative fee rate schedules for all of the Portfolios, and (ii) agreed to implement an additional breakpoint in the advisory fee rate schedules for the EQ Allocation Portfolios. The Independent Trustees were assisted by independent legal counsel prior to and during the meeting and during their deliberations regarding the Agreements, and also received from legal counsel materials addressing, among other things, the legal standards applicable to their consideration of the proposed renewal of the Agreements. In addition, the Independent Trustees reviewed information and met during the year to discuss information relevant to their annual consideration of the Agreements.

The Board also noted that the Trust is an affiliated investment company of EQ Advisors Trust and 1290 Funds, which are also managed by the Adviser, and that all of the Board members also currently serve on the Boards of Trustees of EQ Advisors Trust and 1290 Funds. The Board also noted that the Sub-Advisers currently serve as investment sub-advisers for one or more series, or allocated portion(s) of series, of EQ Advisors Trust and 1290 Funds. The Trustees took into account information relating to the Adviser and the Sub-Advisers provided to the Trustees, in their capacities as Trustees of EQ Advisors Trust and 1290 Funds, at prior meetings of the Boards of Trustees of EQ Advisors Trust and 1290 Funds, and the Trustees noted their experience and familiarity with the Adviser, the Sub-Advisers, and the series of EQ Advisors Trust and 1290 Funds gained from their service on the Boards of Trustees of EQ Advisors Trust, 1290 Funds, and the Trust. The Trustees also noted that the EQ Allocation and Target Allocation Portfolios of the Trust operate as funds-of-funds managed by the Adviser, and other series of EQ Advisors Trust and 1290 Funds serve as underlying investment options for these Portfolios of the Trust.

Although the Board approved the renewal of the Agreements for all of the Portfolios at the same Board meeting, the Board considered each Portfolio separately. In approving the renewal of the relevant Agreement(s) with respect to each Portfolio, each Trustee, including the Independent Trustees, on the basis of their business judgment after review of the information provided, determined that the advisory fee and, where applicable, sub-advisory fees were fair and reasonable and that the renewal of the Agreement(s) was in the best interests of the applicable Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors it deemed relevant to its decision to renew the Agreements.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to each Portfolio and its investors by the Adviser, the relevant Sub-Advisers and, where applicable, their respective affiliates. In addition to the investment performance and expense information discussed below, the Board considered the Adviser’s and each relevant Sub-Adviser’s responsibilities with respect to each Portfolio and the Adviser’s and each relevant Sub-Adviser’s experience in serving as an investment adviser for the Portfolio(s) and for funds and accounts similar to the Portfolio(s) each advises, including, as applicable, series (or allocated portion(s) of series) of EQ Advisors Trust and 1290 Funds.

With respect to the Adviser, the Board considered that the Adviser is responsible for, among other things, developing investment strategies for the Portfolios; making investment decisions for the Portfolios that it manages directly; monitoring and evaluating the performance of the Portfolios; monitoring the investment operations and composition of the Portfolios and, in connection therewith, monitoring compliance with the Portfolios’ investment objectives, policies and restrictions, as well as the Portfolios’ compliance with applicable law and the Trust’s compliance policies and procedures; placing orders for the purchase and sale of investments for the Portfolios that it manages directly; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters, where applicable; coordinating and managing the flow of information and communications relating to the Portfolios among the applicable parties; coordinating responses to regulatory agency inquiries relating to the operations of the Trust and coordinating litigation matters involving the Adviser and the Trust; and implementing Board directives as they relate to the Portfolios. The Board also considered that, with respect to EQ/Core Plus Bond Portfolio, the Adviser also is responsible for researching, selecting and hiring Sub-Advisers, conducting ongoing “due diligence” on and monitoring Sub-Advisers, and, when necessary or advisable, terminating or replacing Sub-Advisers; allocating and rebalancing Portfolio assets among Sub-Advisers; and overseeing the selection of investments for the Portfolio. The Board also considered information regarding the Adviser’s process for selecting and monitoring the Sub-Advisers and the other service providers to the Portfolios and its process for making investment decisions for the Portfolios that it manages directly, as well as information regarding the qualifications and experience of, and resources available to, the personnel who perform those functions with respect to the Portfolios. The Board further considered that the Adviser also provides the Trust with personnel, including Trust officers, in connection with carrying out its responsibilities and is responsible for coordinating the development of new initiatives and evaluating the impact of proposed products and services on the Trust and its assets. The Board also considered that the Adviser assumes significant entrepreneurial risk in sponsoring new or restructured Portfolios and that the Adviser also bears and assumes significant ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks, with respect to all Portfolios. The Board considered that the Adviser’s responsibilities with respect to all Portfolios include daily monitoring of investment, operational, enterprise, litigation, regulatory and compliance risks as they relate to the Portfolios. The Board also considered information regarding, and met regularly with the Trust’s Director of Risk to discuss, the Adviser’s ongoing risk management activities and reporting.

With respect to the Sub-Advisers, the Board considered that each Sub-Adviser, subject to the oversight of the Adviser, is responsible for making investment decisions for the portion of the EQ/Core Plus Bond Portfolio that it sub-advises; placing with brokers or dealers orders for the purchase and sale of investments for the portion of the EQ/Core Plus Bond Portfolio that it sub-advises; and performing certain related administrative functions. The Board also reviewed information regarding each Sub-Adviser’s process for selecting investments for the portion of the EQ/Core Plus Bond Portfolio that it sub-advises, as well as information regarding the qualifications and experience of the Sub-Adviser’s portfolio managers who provide services to the EQ/Core Plus Bond Portfolio. The Board also considered information regarding each Sub-Adviser’s policies for executing portfolio transactions for the portion of the EQ/Core Plus Bond Portfolio that it sub-advises and, where applicable, information regarding a Sub-Adviser’s policies for obtaining research from brokers and dealers.

In addition, the Board considered the allocation of Portfolio brokerage, including any allocations to broker-dealers affiliated with the Adviser or a Sub-Adviser. In this regard, the Board also considered the Adviser’s and each Sub-Adviser’s trading experience and received information regarding how the Adviser and each Sub-Adviser seek to achieve “best execution” on behalf of a Portfolio (or portion thereof), including a report by an independent portfolio trading analytical firm.

The Board also considered the Trust’s Chief Compliance Officer’s evaluation of the Adviser’s and each Sub-Adviser’s compliance programs, policies and procedures, including those relating to cybersecurity and business continuity, and any compliance matters involving the Adviser and any applicable Sub-Adviser that had been brought to the Board’s attention during the year. In addition, the Board considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Adviser and the Sub-Advisers and reviewed information regarding the Adviser’s and each Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Portfolios. The Board also considered information as to the overall amount of assets sub-advised by each Sub-Adviser. In addition to periodic reports throughout the year, the Independent Trustees received information about business relationships that the Adviser and/or its affiliates, including Equitable Financial Life Insurance Company, have with the Sub-Advisers and/or their affiliates in addition to the relationships involving the Portfolios. In this regard, the Board also received materials regarding the practices, policies and procedures adopted by the Adviser and the Trust to identify and mitigate actual and potential conflicts of interest, including conflicts that may arise in connection with those additional business relationships.

The Board also considered periodic reports provided to the Board regarding the services provided by the Adviser, the Sub-Advisers and, where applicable, their affiliates. The Board also considered actions taken by the Adviser and the Sub-Advisers in response to recent market conditions and considered the overall performance of the Adviser and the Sub-Advisers in this context. In this regard, among other things, the Board considered information about the impact of the ongoing COVID-19 pandemic on the Adviser’s and each Sub-Adviser’s operations and the Adviser’s and each Sub-Adviser’s ability to continue to provide the same scope and quality of services to its respective Portfolio(s). The Board noted that, at the Independent Trustees’ request, the Adviser had continued to provide the Board with regular updates on market volatility, the operation of the Trust and the Portfolios, developments related to the Adviser’s business, and the Adviser’s ongoing oversight of the Sub-Advisers, including enhanced supervisory measures taken, in light of the widespread market and business disruptions resulting from the COVID-19 pandemic and responses to the pandemic. The Board also noted that, at the Independent Trustees’ request, the Adviser had continued to provide the Board with periodically updated EIM assets under management and Portfolio average net assets information, as well as updated investment performance information, including the impact of volatility management strategies on the performance of the EQ Allocation Portfolios, which invest in underlying portfolios that pursue such strategies.

The Board also considered strategic and other actions taken by the Adviser in response to recent events within the mutual fund industry, including actions taken in response to legal and regulatory developments, including new SEC rulemaking, affecting the mutual fund industry. The Board also requested and received throughout the past year information from the Adviser and various service providers on various topics impacting mutual funds generally, including the ongoing COVID-19 pandemic; pricing and valuation of portfolio securities; liquidity risk management; cybersecurity; trustee independence; mutual fund board governance “best practices”; environmental, social and governance investing; and the transition away from London Interbank Offered Rate (LIBOR). The Board noted that certain of these topics may present significant ongoing challenges for mutual funds and result in an increase in the responsibilities and costs of mutual fund service providers, including the Adviser.

The Board also considered the benefits to investors from participation in a Portfolio sponsored by the Adviser, including the benefits of investing in a fund that is part of a large fund complex that offers a wide range of portfolios, sub-advisers and investment styles. The Board likewise considered that investors have chosen to invest in mutual funds sponsored by the Adviser. In addition, the Board considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Adviser and its affiliates provide to the Portfolios and their shareholders. In this regard, the Board also noted that it had recently approved the appointment of an affiliate of the Adviser as the new administrator of the Trust, as well as certain related actions to implement the transfer of administration services from the Adviser to its affiliate, effective on or about August 1, 2021, and noted that the transfer was not expected to reduce the quality or level of services provided to the Trust. The Board also noted that, throughout the past year, the Adviser and its affiliates had continued or undertaken initiatives intended to enhance various aspects of the Trust’s and the Board’s operations and investors’ experience with the mutual funds sponsored by the Adviser. The Board also noted strategic and other actions and initiatives that the Adviser had identified, including actions and initiatives that are part of a broader effort to coordinate and enhance the collective efficiency of the governance and oversight of the fund complex and provide for potential cost savings to shareholders that may result from such efficiencies. In this regard, the Board also noted that the Adviser continually reviews the overall line-up of investment options and conducts in-depth analysis of its entire fund complex to provide recommendations to the Board to streamline and strengthen the fund complex’s line-up. The Board also recognized that certain of these strategic and other actions and initiatives may also have a positive impact on the profitability and financial position of the Adviser and its affiliates.

The Board also considered that, since the July 2020 annual renewal process, the Adviser and its affiliates had continued to update the Board on matters relating to the sale by AXA S.A. (“AXA”) of its remaining ownership interest in Equitable Holdings, Inc. (“Equitable Holdings”), the Adviser’s parent company, through a series of sales of Equitable Holdings’ common stock (the “Sell-Down Plan”). The Board noted that, as a result of the Sell-Down Plan, as of May 20, 2021, AXA is no longer considered an affiliate of the Adviser or the Trust. The Board also noted that it had received from the Adviser and its affiliates representations that their separation from AXA as contemplated by the Sell-Down Plan would not lead to a reduction in the quality or scope of portfolio management, administrative, regulatory compliance and other services provided by those firms to the Portfolios.

For purposes of evaluating the nature, quality and extent of the overall services provided to each Portfolio, the Board also took into account discussions with the Adviser and, where applicable, the relevant Sub-Advisers about Portfolio investment performance, as well as the investment performance of series of EQ Advisors Trust and 1290 Funds that serve as underlying investment options for the EQ Allocation and Target Allocation Portfolios of the Trust, that occur at Board and Investment Committee meetings throughout the year. In this regard, the Board noted that, as part of regularly scheduled Portfolio reviews and other detailed reports to the Board on Portfolio performance, the Board periodically considered information regarding each Portfolio’s performance over various time periods on both an absolute basis and relative to an appropriate broad-based securities market index (“benchmark”) and/or a custom blended index developed by the Adviser that comprises broad-based indexes (“blended benchmark”), and one or more peer groups of other mutual funds deemed by Broadridge to be comparable to the Portfolio (each, a “peer group”). The performance information generally included, among other information, annual total returns, average annual total returns, cumulative returns and/or rolling period total returns. The Board also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers. The Board also considered certain information, reflected in Appendix A, provided to the Board regarding each Portfolio’s performance relative to a benchmark and/or a blended benchmark and a peer group for the one-, three-, five- and ten-year periods, as applicable, and since inception periods ended March 31, 2021. The Board noted that this information supplemented other performance information provided to the Board throughout the year and in connection with the annual renewal process. The Board also considered information, provided directly to the Board by Broadridge, regarding each Portfolio’s performance over various time periods relative to a benchmark and/or a blended benchmark and Broadridge’s “performance universe” consisting of a peer group of funds.

The Board received a description of, and factored into its evaluation of each Portfolio’s performance the limitations inherent in, Broadridge’s methodology for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that Broadridge’s methodology may result in similar Portfolios being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by Broadridge provided a useful measure of comparative performance.

In evaluating the Portfolios’ performance, the Board generally considered long-term performance to be more important than short-term performance and also took into account factors including general market conditions (including the amount of volatility in the market over the past year); the “style” in which the Portfolios are managed, as applicable, and whether that style is in or out of favor in the market; the relative sizes of the Portfolios; issuer-specific information; and fund cash flows. In this regard, the Board also noted how changes in time periods for performance calculations (for example, whether a one-year period is from December to December or March to March) can significantly impact a Portfolio’s returns and peer ranking on a relative basis. The Board also considered that variations in performance among a Portfolio’s operating classes reflect variations in class expenses, which result in lower performance for higher expense classes.

EQ Allocation Portfolios

With respect to the performance of the EQ Allocation Portfolios, the Board considered that each Portfolio operates as a fund-of-funds and invests in a combination of other mutual funds (underlying portfolios) and recognized, therefore, that each Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests.

With respect to the benchmark performance comparisons, the Board took into account each Portfolio’s current allocation target (that is, the approximate percentage of a Portfolio’s assets allocated to equity and debt securities through its investments in underlying portfolios) and compared each Portfolio’s performance to the performance of the S&P 500 Index and/or the Bloomberg U.S. Intermediate Government Bond Index, accordingly.

The Board factored into its evaluation of each EQ Allocation Portfolio’s performance the limitations inherent in comparing the performance of asset allocation funds, such as the Portfolios, which may invest in equity and debt securities, to the performance of a benchmark that consists entirely of equity or debt securities and to the performance of a peer group that includes funds that may allocate their assets between equity and debt securities in different percentages over time than the Portfolios and among other asset classes. In this respect, the Board noted that, for each Portfolio, the Adviser had developed and implemented a custom blended benchmark that comprises broad-based indexes and has weighted levels of exposure to both equity and debt securities. The Board considered each Portfolio’s blended benchmark in evaluating the Portfolio’s performance. The Board further considered that the underlying portfolios in which each Portfolio invests may employ a tactical volatility management strategy that is intended to reduce the volatility associated with investing in equity securities in an effort to produce more favorable risk-adjusted returns over extended market cycles. The Board noted that the funds in each Portfolio’s peer group may or may not employ a tactical volatility management strategy like that employed by underlying portfolios in which the Portfolio invests.

Target Allocation Portfolios

With respect to the performance of the Target Allocation Portfolios, the Board considered that each Portfolio operates as a fund-of-funds and invests in a combination of other mutual funds (underlying portfolios) and recognized, therefore, that each Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests.

The Board factored into its evaluation of each Target Allocation Portfolio’s performance the limitations inherent in comparing the performance of time-weighted asset allocation funds, such as the Portfolios, which may invest in equity and debt securities, to the performance of a peer group that includes funds that may allocate their assets between equity and debt securities in different percentages over time than the Portfolios and among other asset classes. The Board also factored into its evaluation of each Target Allocation Portfolio’s performance that, although the Portfolio’s benchmark may correspond to a particular target retirement date, it may have levels of exposure to equity and debt securities that vary from the Portfolio’s asset allocation over time. The Board also took note of the relatively small size of each Target Allocation Portfolio and the likely impact that a Portfolio’s size has on its expenses and performance.

EQ/Core Plus Bond Portfolio

With respect to the performance of the EQ/Core Plus Bond Portfolio, the Board considered that the Portfolio is actively managed and advised by multiple Sub-Advisers. In evaluating the performance of the EQ/Core Plus Bond Portfolio, the Board also noted that AXA IM, Brandywine Global, and Loomis Sayles had been retained as the Portfolio’s sub-advisers, and the Portfolio had implemented a new investment strategy and changed its investment objective, performance benchmark, and fee and expense structure, in connection with a restructuring of the Portfolio in May 2020 and, therefore, the Board focused on the Portfolio’s performance since that time.

All Portfolios

The Board and the Adviser discussed the performance of each Portfolio, including whether each Portfolio had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its peer group and/or benchmark and/or blended benchmark, as applicable, as well as actions being taken to enhance that Portfolio’s performance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreement(s) and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Portfolio’s relative underperformance.

Based on its review and the explanations provided by the Adviser and, where applicable, the relevant Sub-Advisers regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that (i) the Portfolio and its investors would benefit from the Adviser’s and, where applicable, each relevant Sub-Adviser’s continued management of the Portfolio, and (ii) the nature, quality and extent of the overall services provided by the Adviser, the relevant Sub-Advisers and, where applicable, their respective affiliates were appropriate for the Portfolio in light of its investment objectives and, thus, supported a decision to approve the renewal of the Agreement(s).

Expenses

The Board considered each Portfolio’s advisory fee and, where applicable, sub-advisory fees in light of the nature, quality and extent of the overall services provided by the Adviser and, where applicable, the relevant Sub-Advisers. The Board also reviewed comparative fee and expense information for each Portfolio provided directly to the Board by Broadridge. The information provided by Broadridge included an analysis of how each Portfolio’s contractual advisory fee, actual advisory fee, other expense components, and total expense ratio compared with those of peer groups of other mutual funds selected by Broadridge as constituting an appropriate expense comparison for the Portfolio (typically, both a smaller expense “group” of funds selected for similarity in terms of asset size as well as other factors, and a broader expense “universe” consisting of a larger group of funds more broadly comparable to the Portfolio) (a Portfolio’s “Broadridge category”). For each Portfolio, Broadridge provided information on the Portfolio’s contractual advisory fee in comparison with the contractual advisory fee that would have been charged by other funds within a Broadridge category assuming the other funds were similar in size to the Portfolio, as well as information on the Portfolio’s actual advisory fee and total expense ratio in comparison with those of other funds within a Broadridge category. The advisory fee analysis includes within such fee any separate administrative fee paid by a fund, including the administrative fee a Portfolio paid to the Adviser in its capacity as administrator2 for the Portfolio. The contractual advisory fee analysis does not take into account any fee reimbursements or waivers, whereas the actual advisory fee analysis does take into account any advisory (including any administrative) fee reimbursements or waivers that benefit a fund. The total expense ratio represents a fund’s total net operating expenses and takes into account any expense reimbursements or fee waivers that benefit a fund. Broadridge provided, and the Board considered, total expense ratio comparisons including and excluding any 12b-1 or non 12b-1 service fees, and including fees and expenses of any underlying funds in which a fund invests. Broadridge also provided, and the Board considered, comparisons to managed volatility Broadridge categories for the EQ Allocation Portfolios, which invest in underlying portfolios that pursue volatility management strategies.

[2]

The Adviser served as the administrator for the Trust and its Portfolios prior to August 1, 2021. Effective August 1, 2021, an affiliate of the Adviser serves as the administrator for the Trust and its Portfolios.

Except for the EQ/Core Plus Bond Portfolio, the Broadridge expense data was based upon historical information taken from each Portfolio’s audited annual report for the period ended December 31, 2020. For the EQ/Core Plus Bond Portfolio, the Broadridge expense data was based upon the Portfolio’s new fee and expense structure that went into effect in connection with the Portfolio’s May 2020 restructuring. In addition, for the EQ/Core Plus Bond Portfolio, Broadridge provided expense data based upon the Portfolio’s estimated expenses following its acquisition of another series managed by the Adviser in a merger transaction that was completed in June 2021. For the EQ/Core Plus Bond Portfolio, the additional expense data was based upon fees and expenses provided to Broadridge by the Adviser.

Broadridge provided expense data for Class B shares of each Portfolio. The Board reviewed the expense data for Class B shares as a proxy for all of a Portfolio’s operational share classes. In this regard, the Board noted that the expenses for a Portfolio’s Class B shares are generally equal to the expenses for a Portfolio’s Class A shares (as applicable) and higher than the expenses for a Portfolio’s Class K shares and that the expense comparisons may differ for different classes. Portfolio-specific contractual advisory fee and total expense ratio comparisons are provided below. The total expense ratio comparisons exclude any 12b-1 or non 12b-1 service fees, but include fees and expenses of any underlying funds in which a fund invests.

The Board received a description of, and factored into its evaluation of each Portfolio’s fees and expenses the limitations inherent in, Broadridge’s methodology for developing and constructing Broadridge categories and for determining, from year to year, which mutual funds should be included in which Broadridge categories, among other things. In this regard, the Board also noted that Broadridge’s methodology may result in similar Portfolios being included in different peer groups. The Board recognized these inherent limitations and, taking into account commentary and supporting data presented by management, also recognized that comparisons between a Portfolio and other mutual funds in a Broadridge category may not be as relevant in certain circumstances, given that in some cases a Portfolio may exhibit notable differences (for example, in its objective(s), management techniques, relative size, and operating structure) when compared to other mutual funds in a Broadridge category. The Board also noted that the number of mutual funds included in a Broadridge category may be relatively small and may differ significantly from category to category and from year to year and that the constituent mutual funds included in a Broadridge category (as well as their respective advisory/administrative fees and total expense ratios) also may differ from year to year, which can limit the relevance of the comparisons. The Board noted that it generally considered the more-narrow expense “group” comparisons to be more important in the first instance than the broader expense “universe” comparisons, but took into account the broader expense universe comparisons as well, including, among other circumstances, when the number of funds in the more-narrow expense group was small or other aspects of the Portfolio differed appreciably from those of the funds in the more-narrow expense group. For uniformity, this disclosure includes comparisons against the broader expense universe. The Board also noted that there is no standard definition of advisory and administrative services, meaning that different mutual funds may receive different services, rendering fee and expense comparisons more difficult. Nonetheless, the Board believed that the independent analysis conducted by Broadridge assisted the Board in evaluating the reasonableness of each Portfolio’s advisory fee and total expense ratio.

The Board also considered each EQ Allocation and Target Allocation Portfolio’s advisory fee rate relative to the advisory fee rates of other portfolios managed by the Adviser that, like these Portfolios, are structured as funds-of-funds, and noted that differences in the level of the fees reflected differences between a Portfolio and other funds-of-funds managed by the Adviser.

The Board further considered that the advisory fee rate schedule for each of the EQ Allocation Portfolios and the EQ/Core Plus Bond Portfolio includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for all of the Portfolios aggregates the assets managed by the Adviser in these Portfolios and in several portfolios of EQ Advisors Trust, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to make payments or waive all or a portion of its advisory, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in its prospectus. In this regard, the Board also noted that each Portfolio’s expense limitation arrangement includes the fees and expenses of underlying portfolios in which the Portfolio invests and, thus, such fees and expenses would not cause a Portfolio’s annual operating expenses to exceed its expense limitation.

The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had agreed, effective August 1, 2021, to implement additional breakpoints in the administrative fee rate schedule applicable to all of the Portfolios.

EQ Allocation Portfolios

The Board considered that the contractual advisory fee for each of the EQ/Aggressive Allocation, EQ/Conservative Allocation and EQ/Conservative-Plus Allocation Portfolios was at the median for the Portfolio’s respective Broadridge category, and the contractual advisory fee for each of the EQ/Moderate Allocation and EQ/Moderate-Plus Allocation Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class B shares of each Portfolio was above (but, for the EQ/Conservative Allocation Portfolio, within five basis points of) the median for the Portfolio’s respective Broadridge category.

The Board also noted that, as a result of the expense limitation arrangement described above, the actual advisory fee for the EQ/Conservative Allocation Portfolio was lower than the Portfolio’s contractual advisory fee.

The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had agreed, effective October 1, 2021, to implement an additional breakpoint in the advisory fee rate schedule applicable to each of the EQ Allocation Portfolios.

Based on its review, the Board determined, with respect to each EQ Allocation Portfolio, that the Adviser’s advisory fee is fair and reasonable.

Target Allocation Portfolios

The Board considered that the contractual advisory fee for the Target 2015 Allocation Portfolio was at the median for the Portfolio’s Broadridge category, and the contractual advisory fee for each of the Target 2025 Allocation, Target 2035 Allocation, Target 2045 Allocation and Target 2055 Allocation Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class B shares of each Portfolio was above the median for the Portfolio’s respective Broadridge category.

The Board also took note of the relatively small size of each Portfolio and the likely impact that a Portfolio’s size has on its expenses.

The Board also noted that, as a result of the expense limitation arrangement described above, the actual advisory fee for each of the Target 2015 Allocation, Target 2025 Allocation, Target 2045 Allocation and Target 2055 Allocation Portfolios was lower than the Portfolio’s contractual advisory fee.

Based on its review, the Board determined, with respect to each Target Allocation Portfolio, that the Adviser’s advisory fee is fair and reasonable.

EQ/Core Plus Bond Portfolio

The Board considered that the contractual advisory fee for the EQ/Core Plus Bond Portfolio was above the median for the Portfolio’s Broadridge category. The Board also considered that the total expense ratio for the Class B shares of the Portfolio was at the median for the Portfolio’s Broadridge category.

The Board also noted that, as a result of the expense limitation arrangement described above, the actual advisory fee for the Portfolio was lower than the Portfolio’s contractual advisory fee.

The Board also considered expense data based upon the Portfolio’s estimated expenses following its acquisition of another series managed by the Adviser in a merger transaction that was completed in June 2021.

In addition, the Board further considered the relative levels of the sub-advisory fees paid to the relevant Sub-Advisers and the advisory fee retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the relevant Sub-Advisers, and the information prepared by management regarding the level of profits realized by the Adviser in connection with its operation of the Portfolio. The Board also considered the sub-advisory fee paid to each Sub-Adviser in light of fees charged by the Sub-Adviser to similar portfolios advised or sub-advised by the Sub-Adviser.

Based on its review, the Board determined, with respect to the EQ/Core Plus Bond Portfolio, that the Adviser’s advisory fee and the Sub-Advisers’ sub-advisory fees are fair and reasonable.

Profitability and Costs

The Board also considered the level of profits realized by the Adviser and its affiliates in connection with the operation of each Portfolio. In this respect, the Board reviewed profitability information setting forth the overall profitability of the Trust to the Adviser and its affiliates, as well as the Adviser’s and its affiliates’ profits in providing management and other services to each of the individual Portfolios during the 12-month period ended December 31, 2020, which was the most recent fiscal year for the Adviser. The Board also considered a year-over-year comparison of profitability information for the one-year periods ended December 31, 2020, 2019, and 2018.

In reviewing the Adviser’s profitability analysis, attention was given to the methodology the Adviser followed in determining and allocating costs to each Portfolio. The Board recognized that cost allocation methodologies are inherently subjective and various cost allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the cost allocation methodology was consistent with the redesigned cost allocation methodology followed in the profitability report presentations for the Portfolios beginning with the July 2018 annual renewal process. The Board also noted that, in consultation with and through independent legal counsel, the Board’s Audit Committee had engaged an outside consultant to conduct an assessment of the redesigned cost allocation methodology prior to its being integrated into the Adviser’s profitability analysis in connection with the July 2018 annual renewal process. At that time, the Board took into account the consultant’s reported findings that, among other things, the redesigned cost allocation methodology includes expense categories that are reasonable and consistent to the services the Adviser provides to the Portfolios, the expense categories reviewed are consistent with industry practices and related cost allocation methods, and the allocation of those expenses and associated logic for the allocation to management and administration related revenue categories appear reasonable and consistent with observed industry practices and other established standards. The Board further noted that, in connection with the July 2019 and July 2021 annual renewal processes, the Audit Committee had requested that the consultant review and update its prior report(s) in light of certain adjustments that had been made to the redesigned cost allocation methodology and that, following each such review, the consultant’s aforementioned reported findings remained unchanged. The Board also took into account management’s ongoing costs and expenditures in providing and improving services for the Portfolios, as well as the need to meet additional regulatory and compliance requirements resulting from changes in rules and other regulations and to adapt to other challenges impacting the mutual fund industry. In addition, the Board considered information prepared by management and from third party sources comparing the profitability of the Adviser on an overall basis to the profitability of other publicly held asset managers (including asset managers similar to the Adviser) over various time periods.

In addition, with respect to the EQ/Core Plus Bond Portfolio, the Board also noted that the Board and the Adviser generally are aware of the fees charged by the Sub-Advisers to other clients (this information having been provided to the Board and the Adviser by the Sub-Advisers in conjunction with the proposed renewal of the Sub-Advisory Agreements) and that the Adviser believes that the fees agreed upon with the Sub-Advisers are reasonable in light of the nature, quality and extent of the investment sub-advisory services provided. The Adviser advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the Sub-Advisory Agreements. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fees and that the fees paid to the Sub-Advisers are the product of negotiations with the Adviser and reflect levels of profitability acceptable to the Adviser and the Sub-Advisers based on the particular circumstances for each of them. The Board further noted that each Sub-Adviser’s fee is paid by the Adviser and not the EQ/Core Plus Bond Portfolio and that many responsibilities related to the advisory function are retained by the Adviser.

Based on its consideration of the factors above, the Board determined that the level of profits realized by the Adviser and its affiliates from providing services to each Portfolio was not excessive in view of the nature, quality and extent of the services provided and the risks assumed.

Economies of Scale

The Board also considered whether economies of scale or efficiencies are realized by the Adviser as the Portfolios grow larger, the extent to which this is reflected in the level of advisory and administrative fees charged, and whether there is potential for realization of any further economies of scale or efficiencies. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any realized economies of scale or efficiencies may be shared with portfolios and their shareholders in a variety of ways, including: (i) breakpoints in the advisory fee or other fees so that a portfolio’s effective fee rate declines as the portfolio grows in size, (ii) subsidizing a portfolio’s expenses by making payments or waiving all or a portion of the advisory fee or other fees so that the portfolio’s total expense ratio does not exceed certain levels, (iii) setting the advisory fee or other fees so that a portfolio is priced to scale, which assumes that the portfolio has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iv) reinvestment in, and enhancements to, the services that the manager and its affiliates provide to a portfolio and its shareholders. The Board noted that the advisory fee rate schedules for each of the EQ Allocation Portfolios and the EQ/Core Plus Bond Portfolio include breakpoints that reduce the fee rate as Portfolio assets increase above certain levels. The Board also noted that the administrative fee rate schedule for all of the Portfolios aggregates the assets managed by the Adviser in these Portfolios and in several portfolios of EQ Advisors Trust and includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board also considered that, as funds-of-funds that indirectly bear the expenses charged by the underlying portfolios in which they invest, the EQ Allocation and Target Allocation Portfolios would benefit from any breakpoints in the advisory and/or administrative fee rate schedules for the underlying portfolios, all of which are managed by the Adviser. The Board also noted that, although the advisory fees for the Target Allocation Portfolios do not include breakpoints, the Adviser was subsidizing all of the Portfolios’ expenses by making payments or waiving all or a portion of its advisory, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain contractual levels as set forth in its prospectus. The Board recognized that expense limitation arrangements can have an effect similar to breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if a Portfolio’s assets decline. In this connection, the Board also considered that, after extensive discussions and negotiations with the Adviser, (i) the Adviser had agreed, effective August 1, 2021, to implement additional breakpoints in the administrative fee rate schedule for all of the Portfolios, and (ii) the Adviser had agreed, effective October 1, 2021, to implement an additional breakpoint in the advisory fee rate schedules for the EQ Allocation Portfolios. In addition, the Board considered that the Adviser shares any realized economies of scale with the Portfolios in other ways, which may include setting a Portfolio’s fees so that they are priced to scale. The Board considered that the effect of this pricing strategy is that the Adviser could lose money in the early stages of a Portfolio’s operation (and bear the risk that the Portfolio will never become profitable), while shareholders of the Portfolio receive the benefit of economies of scale that the Adviser expects the Portfolio will achieve as it grows. The Board further considered that the Adviser shares any realized economies of scale with the Portfolios through reinvestment in, and enhancements to, the services that the Adviser and its affiliates provide to the Portfolios and their shareholders, such as hiring additional personnel, providing additional resources in areas relating to management and administration of the Portfolios, and investing in technology (including cybersecurity improvements).

In addition, the Board noted that the sub-advisory fee schedules for certain of the Sub-Advisers aggregate the assets managed by the Sub-Adviser in the EQ/Core Plus Bond Portfolio and in one or more other mutual funds for which the Sub-Adviser serves as investment sub-adviser and the Adviser serves as investment adviser. The Board also noted that the sub-advisory fee schedules for certain of the Sub-Advisers include breakpoints that reduce the sub-advisory fee rate as applicable Portfolio assets under the Sub-Adviser’s management increase above certain levels. In this regard, the Board acknowledged that, at some levels, the breakpoints in a sub-advisory fee schedule may result in savings to the Adviser and not to investors. The Board also noted that the aggregation of assets may result in the EQ/Core Plus Bond Portfolio reaching a breakpoint sooner than if the sub-advisory fee schedule did not aggregate assets, which also has the potential to benefit the Adviser. With respect to the sub-advisory fee that does not include breakpoints, the Board considered the Sub-Adviser’s explanation that the sub-advisory fee is priced at a competitive level.

Based on its consideration of the factors above, the Board determined that there was a reasonable sharing of any realized economies of scale or efficiencies under the advisory, administrative and, as applicable, sub-advisory fee schedules at the present time.

Fall-Out and Other Benefits

The Board also considered the extent to which fall-out benefits may accrue to the Adviser and its affiliates. In this connection, the Board considered several possible fall-out benefits and other types of benefits, including the following. The Board noted that the Adviser also currently serves as the administrator for the Portfolios and receives compensation for acting in this capacity.3 The Board also recognized that Equitable Distributors, LLC, an affiliate of the Adviser, serves as the underwriter for the Trust and receives from the Portfolios payments pursuant to Rule 12b-1 plans with respect to their Class A and Class B shares to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Adviser and may, from time to time, receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, are consistent with seeking best execution. The Board also recognized that the EQ Allocation and Target Allocation Portfolios invest in other (underlying) portfolios managed by the Adviser and in certain cases advised by an affiliated sub-adviser and that these underlying portfolios pay advisory and administrative fees to the Adviser,4 who may in certain cases pay sub-advisory fees to an affiliated sub-adviser, and pay distribution fees to the Adviser’s distribution affiliate. The Board also noted that the Adviser’s affiliated insurance companies, as depositors of the insurance company separate accounts investing in the Portfolios, receive certain significant tax benefits associated with such investments, including a dividend received deduction (which is a tax deduction received by a corporation, such as an insurance company, on the dividends paid to it by companies in which it has an ownership stake, such as the Portfolios whose shares are held by insurance company separate accounts), a foreign tax credit (which is a tax credit received by a shareholder for foreign income taxes paid by a Portfolio to a foreign country) and tax benefits associated with Portfolios making elections pursuant to Section 382 of the Internal Revenue Code (which limits a corporation’s use of its existing loss carryforwards following an ownership change of the corporation absent certain elections by entities that it is deemed to control, such as the Portfolios, to increase the limitations with respect to their use of their own loss carryforwards), as well as other potential benefits. The Board also considered that the Portfolios are offered as investment options through variable insurance contracts offered and sold by the Adviser’s affiliated insurance companies and that the performance of each Portfolio may impact, positively or negatively, each insurance company’s ability to hedge the risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also noted that the Adviser’s affiliated insurance companies and Equitable Distributors, LLC receive compensation, which may include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts. The Board also considered that certain Portfolios (through the underlying portfolios in which they invest) are subject to certain investment controls that are designed to reduce volatility for investors and that may benefit both investors and the Adviser and its affiliates (including by making it easier for the insurance companies to hedge their risks under the guarantees). Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to the Adviser are fair and reasonable.

The Board also considered possible fall-out benefits and other types of benefits that may accrue to a Sub-Adviser, including the following. The Board noted that each Sub-Adviser currently serves as investment sub-adviser for other funds advised by the Adviser and receives sub-advisory fees with respect to those funds. The Board also recognized that a Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, insurance products issued by the Adviser’s affiliated insurance companies and that the proceeds of those sales may be invested in a Portfolio. The Board also recognized that a Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, other investment products issued by the Adviser or its affiliates. In addition, the Board noted that a Sub-Adviser may benefit from greater exposure in the marketplace with respect to the Sub-Adviser’s investment process and from expanding its level of assets under management, and a Sub-Adviser may derive benefits from its association with the Adviser and the other Sub-Advisers to the EQ/Core Plus Bond Portfolio. Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to the Sub-Advisers are fair and reasonable.

[3]

In this regard, the Board also noted that following the transfer of administration services from the Adviser to its affiliate, effective on or about August 1, 2021, the affiliate would serve as the administrator for the Portfolios and receive compensation for acting in this capacity.

[4]

In this regard, the Board also noted that these underlying portfolios managed by the Adviser would pay administrative fees to an affiliate of the Adviser, rather than the Adviser, effective on or about August 1, 2021.

Appendix A

The Board noted that the following information regarding each Portfolio’s performance relative to a benchmark and/or a blended benchmark and a peer group for the one-, three-, five- and ten-year periods, as applicable, and since inception periods ended March 31, 2021, supplemented other performance information (including performance based on rolling time periods) provided to the Board throughout the year and in connection with the annual renewal process. The performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report. The performance results do not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts, which would reduce the performance results.

EQ Premier VIP Trust Investment Performance

For periods ended March 31, 2021

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
EQ Allocation Portfolios
EQ/Conservative Allocation - A	7/31/2003	10.28	5.20	4.22	3.46	3.90
EQ/Conservative Allocation - B	7/31/2003	10.39	5.23	4.24	3.44	3.78
EQ/Conservative Allocation - K	8/28/2012	10.56	5.47	4.48		3.77

Lipper Mixed-Asset Target Allocation Conservative Funds		18.74	6.83	6.42	5.42	5.66

66% BB U.S. Intmd Govt Bd / 5% MSCI EAFE / 4% S&P 400 / 10% S&P 500 / 1% Russell 2000 / 14% ICE BofA US 3-Mo T Bill		9.41	5.64	4.49	3.99	4.44
S&P 500 Index		56.35	16.78	16.29	13.91	10.40
Bloomberg U.S. Intermediate Government Bond Index		(1.20)	3.75	2.07	2.28	3.16
EQ/Conservative-Plus Allocation - A	7/31/2003	20.99	7.36	6.69	5.13	5.04
EQ/Conservative-Plus Allocation - B	7/31/2003	20.85	7.36	6.69	5.11	4.91
EQ/Conservative-Plus Allocation - K	11/30/2011	21.25	7.66	6.97		6.13

Lipper Mixed-Asset Target Allocation Conservative Funds		18.74	6.83	6.42	5.42	5.66

50% BB U.S. Intmd Govt Bd / 10% MSCI EAFE / 8% S&P 400 / 18% S&P 500 / 4% Russell 2000 / 10% ICE BofA US 3-Mo T Bill		21.22	7.80	7.03	5.92	5.97
S&P 500 Index		56.35	16.78	16.29	13.91	10.40
Bloomberg U.S. Intermediate Government Bond Index		(1.20)	3.75	2.07	2.28	3.16
EQ/Moderate Allocation - A	1/27/1986	26.60	8.32	7.89	5.83	7.67
EQ/Moderate Allocation - B	7/8/1998	26.59	8.31	7.89	5.81	4.79
EQ/Moderate Allocation - K	11/30/2011	26.94	8.60	8.16		7.12

Lipper Mixed-Asset Target Allocation Moderate Funds		28.63	8.56	8.58	7.39	7.68

42% BB U.S. Intmd Govt Bd / 15% MSCI EAFE / 9% S&P 400 / 20% S&P 500 / 6% Russell 2000 / 8% ICE BofA US 3-Mo T Bill		27.19	8.58	8.11	6.67	N/A
S&P 500 Index		56.35	16.78	16.29	13.91	11.17
Bloomberg U.S. Intermediate Government Bond Index		(1.20)	3.75	2.07	2.28	5.38

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
EQ/Moderate-Plus Allocation - A	7/31/2003	39.11	10.58	10.48	7.54	7.03
EQ/Moderate-Plus Allocation - B	7/31/2003	39.10	10.55	10.46	7.52	6.91
EQ/Moderate-Plus Allocation - K	11/30/2011	39.37	10.85	10.75		9.41

Lipper Mixed-Asset Target Allocation Growth Funds		36.56	9.53	9.93	8.44	7.98

25% BB U.S. Intmd Govt Bd / 20% MSCI EAFE / 12% S&P 400 / 28% S&P 500 / 10% Russell 2000 / 5% ICE BofA US 3-Mo T Bill		40.66	10.49	10.55	8.46	7.98
S&P 500 Index		56.35	16.78	16.29	13.91	10.40
Bloomberg U.S. Intermediate Government Bond Index		(1.20)	3.75	2.07	2.28	3.16
EQ/Aggressive Allocation - A	7/31/2003	50.08	12.22	12.66	9.03	7.85
EQ/Aggressive Allocation - B	7/31/2003	50.08	12.22	12.66	9.00	7.72
EQ/Aggressive Allocation - K	11/30/2011	50.35	12.49	12.92		11.47

Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		49.91	10.66	11.88	9.06	8.10

8% BB U.S. Intmd Govt Bd / 25% MSCI EAFE / 14% S&P 400 / 39% S&P 500 / 12% Russell 2000 / 2% ICE BofA US 3-Mo T Bill		54.35	12.29	12.92	10.23	9.22
S&P 500 Index		56.35	16.78	16.29	13.91	10.40
Bloomberg U.S. Intermediate Government Bond Index		(1.20)	3.75	2.07	2.28	3.16
Target 2015 Allocation - B	8/31/2006	24.29	7.40	7.44	5.72	4.59
Target 2015 Allocation - K	11/30/2011	24.58	7.68	7.71		7.07

Lipper Mixed-Asset Target 2015 Funds		23.61	8.41	8.49	6.95	6.07

S&P Target Date 2015 Index		22.79	7.75	7.63	6.55	5.83
Target 2025 Allocation - B	8/31/2006	36.00	9.31	9.76	7.38	5.60
Target 2025 Allocation - K	11/30/2011	36.41	9.60	10.04		9.10

Lipper Mixed-Asset Target 2025 Funds		33.55	9.61	9.83	7.77	6.34

S&P Target Date 2025 Index		30.77	8.92	9.24	7.69	6.56
Target 2035 Allocation - B	8/31/2006	44.53	10.70	11.23	8.39	6.20
Target 2035 Allocation - K	11/30/2011	44.95	11.00	11.51		10.32

Lipper Mixed-Asset Target 2035 Funds		45.47	10.96	11.65	8.89	6.28

S&P Target Date 2035 Index		42.83	10.53	11.08	8.86	7.20
Target 2045 Allocation - B	8/31/2006	50.29	11.40	12.19	9.08	6.53
Target 2045 Allocation - K	11/30/2011	50.72	11.70	12.47		11.25

Lipper Mixed-Asset Target 2045 Funds		53.47	11.88	12.55	9.45	6.61

S&P Target Date 2045 Index		49.94	11.41	12.12	9.52	7.55
Target 2055 Allocation - B	4/30/2015	56.80	12.33	13.34		10.02
Target 2055 Allocation - K	4/30/2015	57.18	12.61	13.61		10.29

Lipper Mixed-Asset Target 2055 Funds		55.31	11.64	12.47		9.31

S&P Target Date 2055 Index		51.99	11.63	12.54		9.82

Core Plus Bonds
EQ/Core Plus Bond - A	1/2/1987	12.68	6.61	4.30	3.42	5.24
EQ/Core Plus Bond - B	10/2/1996	12.74	6.55	4.31	3.40	2.74
EQ/Core Plus Bond - K	8/25/2011	13.17	6.84	4.59		3.48

Lipper Multi-Sector Income Funds		13.74	4.75	4.63	4.20	N/A

Bloomberg U.S. Aggregate Bond Index		0.71	4.65	3.10	3.44	6.01

Federal Income Tax Information (Unaudited)

For the year ended December 31, 2021, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries, and long-term capital gain dividends for the purpose of the dividend paid deduction on its federal income tax return were as follows:

Portfolios:	70% Dividend Received Deduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain
EQ/Conservative Allocation	3.29%	$27,811	$410,266	$36,752,202
EQ/Conservative-Plus Allocation	3.83	86,611	1,277,357	61,532,969
EQ/Moderate Allocation	3.50	833,670	12,257,664	386,627,581
EQ/Moderate-Plus Allocation	3.64	1,358,453	19,990,961	599,855,901
EQ/Aggressive Allocation	4.42	714,805	10,500,199	264,997,348
EQ/Core Plus Bond	0.00	—	—	2,407,190
Target 2015 Allocation	10.51	4,616	57,966	3,908,391
Target 2025 Allocation	17.65	36,419	464,526	11,610,109
Target 2035 Allocation	23.90	51,769	653,668	5,962,822
Target 2045 Allocation	28.31	51,542	652,751	4,225,831
Target 2055 Allocation	30.17	20,774	254,780	802,229

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board is responsible for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with federal and state law as well as the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees of the Trust are identified in the table below along with information as to their principal business occupations held during the last five years and certain other information.

The Trustees

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas New York, New York 10104 (1958)	Trustee, President and Chief Executive Officer	Trustee from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present; and Chairman of the Board from September 2004 through September 2017	From May 2011 to present, Chairman of the Board, Chief Executive Officer and President, EIM; from July 2021 to present, Chairman of the Board, Chief Executive Officer and President, Equitable Investment Management, LLC; from April 2017 to 2019, Senior Vice President and Chief Investment Officer of AXA Financial, Inc.; from April 2017 to present, Chief Investment Officer and from September 1999 to November 2021, Managing Director, Equitable Financial.	127	None
Independent Trustees#
Mark A. Barnard c/o EQ Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1949)	Trustee	From April 2017 to present	Retired. Previously, Managing Director — Private Investments, Howard Hughes Medical Institute, 2001 to 2016 (and, prior thereto, Director of Private Investments from 1998 to 2001, and Manager of Private Investments from 1995 to 1998).	127	None.
Thomas W. Brock c/o EQ Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1947)	Trustee	From April 2017 to present	Retired. Previously, Director, President and Chief Executive Officer of Silver Bay Realty Trust Corp., June 2016 to May 2017 (and, prior thereto, Director and interim President and Chief Executive Officer from January 2016 to June 2016).	127	Liberty All-Star Funds (2)

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Independent Trustees#
Michael B. Clement c/o EQ Premier VIP Trust 1290 Avenue of the Americas New York, NY 10104 (1957)	Trustee	From January 2019 to present	Professor of Accounting, University of Texas, 2011 to present; Department of Accounting Chair, September 2018 to present.	127	New York Mortgage Trust
Donald E. Foley c/o EQ Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1951)	Trustee	From April 2017 to present	Retired. Previously, Chairman of the Board and Chief Executive Officer, Wilmington Trust Corporation, 2010 to 2011; Senior Vice President, Treasurer and Director of Tax, ITT Corporation, 1996 to 2010.	127	BioSig Technologies, Inc.; Wilmington Funds (12)
H. Thomas McMeekin c/o EQ Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1953)	Trustee	From April 2017 to present	Managing Partner and Founder, Griffin Investments, LLC, 2000 to present; CEO of Blue Key Services, LLC., 2015 to present; previously, Chief Investment Officer, AIG Life & Retirement and United Guaranty Corporation and Senior Managing Director of AIG Asset Management, 2009 to 2012.	127	Blue Key Services, LLC; Achaean Financial Group
Gloria D. Reeg c/o EQ Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1951)	Trustee	From April 2017 to present	Retired. Previously, Chief Investment Officer and Senior Vice President, New York-Presbyterian Hospital, 2007 to 2016.	127	None.
Gary S. Schpero c/o EQ Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1953)	Chairman of the Board	From April 2017 to present Independent Trustee, from October 1, 2017 to present, Chairman of the Board and from April 2017 through September 2017, Lead Independent Trustee	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	127	Blackstone Funds (4)

Name, Address and Year of Birth	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Independent Trustees#
Kathleen Stephansen c/o EQ Premier VIP Trust 1290 Avenue of the Americas New York, NY 10104 (1954)	Trustee	From January 1, 2019 to present	Senior Economist, Haver Analytics, 2019 to present; Senior Economic Advisor, Boston Consulting Group, Chief Economist, Huawei Technologies USA Inc., Chief Economist and Global Head of Sovereign Research American Insurance Group (AIG).	127	None.
*	Affiliated with the portfolios’ investment manager and the distributor.
**

Each Trustee serves during the existence of the Trust until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor or, if sooner, until he or she dies, declines to serve, resigns, retires, is removed, is incapacitated or is otherwise unable or unwilling to serve. Each Independent Trustee shall retire from the Board as of the last day of the calendar year in which he or she attains the age of 75 years. The Trust’s retirement policy is subject to periodic review by the Trust’s Governance Committee, which may recommend for Board approval any changes to the policy that it determines to be appropriate.

***	The registered investment companies in the fund complex include EQ Advisors Trust, 1290 Funds and the Trust.

The Trust’s Officers

No officer, other than the Chief Compliance Officer, of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of Equitable Financial, EIM and/or Equitable Distributors. The Trust’s principal officers are:

Name, Address and Year of Birth	Position(s) Held With the Trust*	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (1958)	Trustee, Chief Executive Officer and President	Trustee from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present; and Chairman of the Board from September 2004 through September 2017	From May 2011 to present, Chairman of the Board, Chief Executive Officer and President, EIM; from July 2021 to present, Chairman of the Board, Chief Executive Officer and President, Equitable Investment Management, LLC; from April 2017 to 2019, Senior Vice President and Chief Investment Officer of AXA Financial, Inc.; from April 2017 to present, Chief Investment Officer and from September 1999 to November 2021, Managing Director, Equitable Financial.
William MacGregor, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1975)	Senior Vice President, Secretary and Chief Legal Officer	Senior Vice President and Secretary from August 2018 to present; Chief Legal Officer from October 2018 to present	From August 2018 to present, Executive Vice President, General Counsel and Secretary of EIM; from July 2021 to present, Executive Vice President, General Counsel and Secretary of Equitable Investment Management, LLC; from November 2021 to present, Associate General Counsel and Signatory Officer of Equitable Financial; from January 2017 to June 2018, Executive Director and Deputy General Counsel at UBS Business Solutions LLC; from July 2015 to June 2018, Executive Director and Deputy General Counsel at UBS Asset Management (Americas) Inc.; from June 2012 to July 2015, Senior Vice President, Secretary and Associate General Counsel of EIM; from August 2018 to November 2021, Managing Director and Associate General Counsel of EIM; from May 2008 to July 2015, Lead Director and Associate Counsel of Equitable Financial.
Brian E. Walsh 1290 Avenue of the Americas, New York, New York 10104 (1968)	Chief Financial Officer and Treasurer	From June 2007 to present	From May 2011 to present, Senior Vice President of EIM; from July 2021 to present, Senior Vice President of Equitable Investment Management, LLC; from February 2011 to present, member of the Board of Directors of EIM; from November 2021 to present, Signatory Officer; from February 2003 to November 2021, Lead Director of Equitable Financial.
Joseph J. Paolo*** 1290 Avenue of the Americas New York, New York 10104 (1970)	Chief Compliance Officer, Anti-Money Laundering (“AML”) Compliance Officer and Vice President	Chief Compliance Officer from May 2007 to present; Vice President and AML Compliance Officer from December 2005 to present	From June 2007 to present, Chief Compliance Officer of EIM; from July 2021 to present, Vice President and Chief Compliance Officer of Equitable Investment Management, LLC; from May 2011 to present, Senior Vice President of EIM; from November 2021 to present, Signatory Officer; from June 2007 to November 2021, Lead Director of Equitable Financial.
Kenneth T. Kozlowski 1290 Avenue of the Americas, New York, New York 10104 (1961)	Senior Vice President and Chief Investment Officer	From June 2010 to March 2017, Vice President and from March 2017 to present, Senior Vice President and Chief Investment Officer	From June 2012 to present, Executive Vice President and Chief Investment Officer of EIM; from July 2021 to present, Executive Vice President of Equitable Investment Management, LLC; from May 2011 to June 2012, Senior Vice President of EIM; from November 2021 to present, Signatory Officer of Equitable Financial; from September 2011 to November 2021, Managing Director of Equitable Financial; from February 2001 to September 2011, Vice President of Equitable Financial.

Name, Address and Year of Birth	Position(s) Held With the Trust*	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Alwi Chan 1290 Avenue of the Americas, New York, New York 10104 (1974)	Vice President and Deputy Chief Investment Officer	From June 2007 to March 2017, Vice President and from March 2017 to present, Vice President and Deputy Chief Investment Officer	From June 2012 to present, Senior Vice President and Deputy Chief Investment Officer of EIM; from May 2011 to June 2012, Vice President of EIM; from February 2007 to November 2021, Lead Director of Equitable Financial.
Bradley Tobin 1290 Avenue of the Americas New York, New York 10104 (1974)	Vice President — Director of Risk	From March 2019 to present	From January 2019 to present, Vice President of EIM; from July 2021 to present, Vice President of Equitable Investment Management, LLC; from January 2019 to November 2021, Director, Risk Management, Equitable Financial; from March 2007 to January 2017, Vice President, Investment Management, Prudential Financial, Inc.; from March 2005 to January 2017, Vice President, AST Investment Services, Inc.; from March 2016 to January 2017, Vice President, Prudential Investments. LLC.
Carla Byer 1290 Avenue of the Americas, New York, New York 10104 (1976)	Vice President	From June 2017 to present	From April 2017 to present, Vice President of EIM; from July 2021 to present, Vice President of Equitable Investment Management, LLC; from April 2014 through August 2016, Senior Vice President, Zealot Networks from September 2008 through April 2012, Vice President of EIM.
Michal Levy 1290 Avenue of the Americas, New York, New York 10104 (1978)	Senior Vice President	From September 2019 to present	From December 2014 to present, member of the Board of Directors and from March 2017 to present, Senior Vice President and Chief Operating Officer of EIM; from July 2021 to present, Executive Vice President and Chief Operating Officer of Equitable Investment Management, LLC; and from June 2014 to March 2017, Vice President of EIM; from April 2017 to November 2021, Lead Director and from October 2013 to March 2017, Senior Director of Equitable Financial, from October 2011 to October 2013, Assistant Vice President of Equitable Financial.
James Kelly 1290 Avenue of the Americas, New York, New York 10104 (1968)	Controller	From June 2007 to present	From May 2011 to present, Vice President of EIM; from July 2021 to present, Vice President of Equitable Investment Management, LLC; from September 2008 to May 2019, Senior Director and from June 2019 to November 2021, Lead Director of Equitable Financial.
Miao Hu 1290 Avenue of the Americas, New York, New York 10104 (1978)	Vice President	From March 2017 to present	From May 2016 to present, Assistant Portfolio Manager and from June 2016 to present, Vice President of EIM; from November 2013 to December 2014, Lead Manager and from December 2014 to present, Director of Portfolio Analytics of EIM.
Xavier Poutas 1290 Avenue of the Americas, New York, New York 10104 (1977)	Vice President	From March 2017 to present	From May 2011 to present, Assistant Portfolio Manager and from June 2016 to present, Vice President of EIM; from November 2008 to August 2013, Director, from September 2013 to September 2018, Senior Director and from October 2018 to November 2021, Lead Director of Equitable Financial.
Victoria Zozulya, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1983)	Vice President and Assistant Secretary	From December 2018 to present	From September 2018 to present Vice President; Assistant Secretary and Associate General Counsel of EIM; from September 2018 to November 2021, Senior Director and Counsel of Equitable Financial; from July 2021 to present, Vice President, Assistant Secretary and Associate General Counsel of Equitable Investment Management, LLC; and from March 2014 to August 2018, Vice President and Assistant General Counsel, Neuberger Berman.
Maureen E. Kane, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1962)	Vice President and Assistant Secretary	From March 2019 to present	From February 2019 to present Senior Vice President and Associate General Counsel of EIM; from February 2019 to November 2021, Lead Director and Associate General Counsel of Equitable Financial; from July 2021 to present, Senior Vice President, Assistant Secretary and Associate General Counsel of Equitable Investment Management, LLC; from July 2014 to February 2019, Managing Director and Managing Counsel of The Bank of New York Mellon.

Name, Address and Year of Birth	Position(s) Held With the Trust*	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Nadia Persaud, Esq. 1290 Avenue of the Americas, New York, New York 10104 (1977)	Vice President and Assistant Secretary	From December 2021 to present	From December 2021 to present, Vice President, Assistant Secretary and Associate General Counsel of EIM; from August 2020 to October 2021, Director and Senior Counsel of ICE Data Services; from July 2019 to July 2020, Vice President of BlackRock; and from January 2017 to May 2019, Vice President and Associate General Counsel of OppenheimerFunds.
Helen Lai 1290 Avenue of the Americas, New York, New York 10104 (1973)	Assistant Vice President	From March 2017 to present	From February 2019 to November 2021, Director and from March 2013 to January 2019, Pricing and Valuation-Compliance of EIM and Senior Manager, Equitable Financial.
Roselle Ibanga 1290 Avenue of the Americas, New York, New York 10104 (1978)	Assistant Controller	From February 2009 to present	From February 2009 to November 2021, Director of Equitable Financial.
Lisa Perrelli 1290 Avenue of the Americas, New York, New York 10104 (1974)	Assistant Controller	From February 2009 to present	From November 2012 to November 2021, Senior Director of Equitable Financial.
Jennifer Mastronardi 1290 Avenue of the Americas, New York, New York 10104 (1985)	Assistant Vice President	From March 2012 to present	From December 2018 to November 2021, Senior Director and from February 2009 to November 2018, Director of Equitable Financial; from April 2015 to present, Vice President of EIM. from July 2021 to present, Vice President of Equitable Investment Management, LLC
Helen Espaillat 1290 Avenue of the Americas, New York, New York 10104 (1963)	Assistant Secretary	From March 2017 to present	From April 2018 to November 2021, Director and Assistant Secretary and from July 2004 to March 2018, Lead Manager/Legal Assistant of Equitable Financial; and from March 2015 to present, Assistant Vice President and Assistant Secretary of EIM. from July 2021 to present, Assistant Vice President and Assistant Secretary of Equitable Investment Management, LLC
Lorelei Fajardo 1290 Avenue of the Americas, New York, New York 10104 (1978)	Assistant Secretary	From March 2014 to present	From March 2020 to November 2021, Lead Manager/Legal Assistant and from July 2013 to February 2020, Senior Manager/ Legal Assistant of Equitable Financial.
Cheryl Cherian 1290 Avenue of the Americas, New York, New York 10104 (1979)	Assistant Secretary	From June 2019 to present	From April 2019 to November 2021, Lead Manager — Legal Assistant of Equitable Financial; and from November 2016 to March 2018, Compliance Associate at Manifold Fund Advisors; from 2009 to 2015, R&D scientist at Actavis.
Monica Giron 1290 Avenue of the Americas, New York, New York 10104 (1976)	Assistant Secretary	From June 2019 to present	From June 2019 to November 2021, Lead Manager — Senior Legal Assistant of Equitable Financial; and from August 2015 to May 2019, Senior Paralegal at Gemini Fund Services.
Artemis Brannigan 1290 Avenue of the Americas, New York, New York 10104 (1974)	Vice President	From September 2019 to present	From August 2019 to November 2021, Senior Director of Equitable Financial; from January 2016 to July 2019, Director of Prudential Financial; and from October 2006 to December 2015, Vice President of BlackRock.
Kevin McCarthy 1290 Avenue of the Americas, New York, New York 10104 (1983)	Vice President	From September 2019 to present	From December 2018 to November 2021, Assistant Portfolio Manager of EIM and Director of Equitable Financial; from August 2015 to November 2018, Lead Manager of Equitable Financial; and from October 2013 to August 2015, Senior Quantitative Analyst at Aviva Investors.

*

The officers in the table above hold similar positions with two other registered investment companies in the fund complex. The registered investment companies in the fund complex include the Trust, EQ Advisors Trust and 1290 Funds.

**	Each officer is elected on an annual basis.
***

During the fiscal year ended December 31, 2021, the Chief Compliance Officer of the Trust received, from the three registered investment companies in the fund complex for which he serves in that capacity, compensation in the amount of $216,000 of which the Trust paid $28,734.

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES (UNAUDITED)

Equitable Financial may be deemed to be a control person with respect to the Trust by virtue of its record ownership of a substantial majority of the Trust’s shares. Shareholders owning more than 25% of the outstanding shares of a Portfolio may be able to determine the outcome of most issues that are submitted to shareholders for a vote.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.equitable-funds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Form N-PORT reports are available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 1 (b):

Not Applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a “code of ethics,” as defined in Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant’s code of ethics is filed as an exhibit pursuant to Item 13(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Michael Clement and Donald E. Foley serve on its audit committee as “audit committee financial expert” as defined in Item 3. Messrs. Clement and Foley are considered to be “independent” for purposes of Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees for fiscal year 2021: $320,908 and for fiscal year 2020: $433,730

(b)	Audit-Related Fees for fiscal year 2021: $67,000 and for fiscal year 2020: $53,158

(c)	Tax Fees for fiscal year 2021: $197,204 and for fiscal year 2020: $162,948

Tax	fees include amounts related to tax compliance, tax advice and tax planning.

(d)	All Other Fees for fiscal year 2021: $0 and for fiscal year 2020: $0.

All other fees include amounts related to consultation on or review of the registrant’s various regulatory filings.

(e)(1) The registrant’s Audit Committee has adopted policies and procedures relating to the pre-approval of services performed by the registrant’s principal accountant. Audit, audit-related and non-audit services (including tax services) provided to the registrant require pre-approval by the Audit Committee. In the event that the estimated fees for such pre-approved audit, audit-related and non-audit services exceed the pre-approved estimated fees for such services, the excess amount must be approved by the Audit Committee or its delegate prior to payment.

(e)(2) None of the services included in (b) – (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	For Fiscal year 2021: $197,204

For fiscal year 2020: $162,948

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

A Schedule of investments for each series of the Trust is included in each report to shareholders.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	The Code of Ethics for Senior Officers of the Registrant is filed herewith.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
March 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
March 3, 2022

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Treasurer
March 3, 2022